UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:		811-06637

The UBS Funds
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York		10019-6114
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management Americas Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq. Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code:		212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	March 31, 2008

Item 1.  Schedule of Investments

UBS Dynamic Alpha Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities—34.11%
US equities—6.92%
Adobe Systems, Inc.*	8,700	$309,633
Aetna, Inc.	6,300	265,167
Affiliated Computer Services, Inc., Class A*	23,900	1,197,629
Aflac, Inc.	22,200	1,441,890
Allergan, Inc.	21,700	1,223,663
Amazon.com, Inc.*(1)	24,400	1,739,720
American Electric Power Co., Inc.	32,900	1,369,627
American Tower Corp., Class A*	24,500	960,645
Amgen, Inc.*	28,200	1,178,196
Amphenol Corp., Class A	39,500	1,471,375
Analog Devices, Inc.	21,600	637,632
Anheuser-Busch Cos., Inc.	24,800	1,176,760
Anixter International, Inc.*(1)	22,400	1,434,496
Apache Corp.	4,100	495,362
Arch Coal, Inc.	12,800	556,800
AT&T, Inc.	11,800	451,940
Bare Escentuals, Inc.*(1)	43,600	1,021,112
BE Aerospace, Inc.*	23,100	807,345
BorgWarner, Inc.	12,200	524,966
Burlington Northern Santa Fe Corp.	38,500	3,550,470
Carnival Corp.	74,000	2,995,520
C.H. Robinson Worldwide, Inc.(1)	5,200	282,880
C.R. Bard, Inc.(1)	4,000	385,600
Cameron International Corp.*	17,600	732,864
Cephalon, Inc.*	16,200	1,043,280
Chico’s FAS, Inc.*	93,400	664,074
Cisco Systems, Inc.*	41,500	999,735
Citigroup, Inc.	152,500	3,266,550
CME Group, Inc.	500	234,550
Cognizant Technology Solutions Corp., Class A*	30,900	890,847
Comcast Corp., Class A	130,100	2,516,134
Complete Production Services, Inc.*	27,100	621,674
Constellation Brands, Inc., Class A*	135,400	2,392,518
Costco Wholesale Corp.	10,400	675,688
DaVita, Inc.*	14,800	706,848
Dell, Inc.*	109,900	2,189,208
Dick’s Sporting Goods, Inc.*	21,200	567,736
Discover Financial Services(1)	28,300	463,271
Dril-Quip, Inc.*	10,000	464,700
Dun & Bradstreet Corp.	11,500	935,870
eBay, Inc.*	27,000	805,680
Ecolab, Inc.	10,300	447,329
ENSCO International, Inc.	35,800	2,241,796
Estee Lauder Cos., Inc.	25,400	1,164,590
Exelon Corp.	49,200	3,998,484
F5 Networks, Inc.*	22,800	414,276
FedEx Corp.	20,500	1,899,735
Fifth Third Bancorp	74,500	1,558,540
FirstEnergy Corp.	11,200	768,544
Flowserve Corp.	4,000	417,520
Fortune Brands, Inc.	16,300	1,132,850
Freddie Mac	33,200	840,624
Gaylord Entertainment Co.*(1)	13,400	405,886
General Electric Co.	224,700	8,316,147
Genzyme Corp.*	22,700	1,692,058
Halliburton Co.	40,500	1,592,865
Harsco Corp.	21,000	1,162,980
Hartford Financial Services Group, Inc.	12,500	947,125
Healthways, Inc.*	12,200	431,148
Henry Schein, Inc.*	5,000	287,000
Hologic, Inc.*(1)	8,300	461,480
Illinois Tool Works, Inc.	88,000	4,244,240
Immucor, Inc.*(1)	27,700	591,118
Intel Corp.	46,200	978,516
International Game Technology	18,600	747,906
ITT Corp.	5,200	269,412
JPMorgan Chase & Co.	3,700	158,915
Lexmark International, Inc., Class A*	23,600	724,992
Life Time Fitness, Inc.*(1)	16,200	505,602
LSI Corp.*	219,900	1,088,505
Martin Marietta Materials, Inc.(1)	13,400	1,422,678

Masco Corp.(1)	103,300	2,048,439
Medco Health Solutions, Inc.*	23,800	1,042,202
Medtronic, Inc.	32,500	1,572,025
Merck & Co., Inc.	55,600	2,110,020
MetroPCS Communications, Inc.*	24,100	409,700
Microchip Technology, Inc.(1)	12,900	422,217
Micros Systems, Inc.*	14,600	491,436
Microsoft Corp.	7,300	207,174
Millipore Corp.*	6,000	404,460
Morgan Stanley	61,100	2,792,270
MSC Industrial Direct Co.	28,000	1,183,000
Nasdaq OMX Group*	10,000	386,600
National Oilwell Varco, Inc.*	12,400	723,912
NCR Corp.*	36,300	828,729
NetApp, Inc.*	84,600	1,696,230
Newfield Exploration Co.*	7,600	401,660
News Corp., Class A	49,900	935,625
NiSource, Inc.	82,400	1,420,576
Nuance Communications, Inc.*	48,700	847,867
Omnicom Group, Inc.	37,900	1,674,422
PACCAR, Inc.	14,000	630,000
Praxair, Inc.	22,900	1,928,867
Psychiatric Solutions, Inc.*(1)	24,900	844,608
Quicksilver Resources, Inc.*	10,700	390,871
R.H. Donnelley Corp.*	21,300	107,778
Red Hat, Inc.*	25,200	463,428
Royal Caribbean Cruises, Ltd.(1)	29,600	973,840
Roper Industries, Inc.	17,000	1,010,480
SBA Communications Corp., Class A*	23,900	712,937
Scientific Games Corp., Class A*	13,700	289,207
Sempra Energy	28,700	1,529,136
Smith International, Inc.	13,800	886,374
Southwestern Energy Co.*	11,800	397,542
Spirit Aerosystems Holdings, Inc., Class A*	11,600	257,288
Sprint Nextel Corp.	413,000	2,762,970
SPX Corp.	6,300	660,870
Starwood Hotels & Resorts Worldwide, Inc.	18,300	947,025
Strayer Education, Inc.	3,900	594,750
Symantec Corp.*	255,400	4,244,748
SYSCO Corp.	224,500	6,514,990
TD Ameritrade Holding Corp.*	57,600	950,976
Teradata Corp.*	25,000	551,500
Tessera Technologies, Inc.*	27,000	561,600
Texas Roadhouse, Inc., Class A*	41,800	409,640
Thermo Fisher Scientific, Inc.*	26,100	1,483,524
Time Warner, Inc.	34,600	485,092
UnitedHealth Group, Inc.	13,500	463,860
Viacom, Inc., Class B*(1)	24,900	986,538
WABCO Holdings, Inc.	7,100	323,902
Weatherford International Ltd.*	17,700	1,282,719
Wells Fargo & Co.	145,700	4,239,870
WMS Industries, Inc.*(1)	24,200	870,474
Wyeth	68,200	2,848,032
Xilinx, Inc.	37,800	897,750
Zoltek Cos., Inc.*(1)	17,900	474,708

Total US equities (cost $169,081,326)		151,138,974

International equities—27.19%
Australia—0.36%
National Australia Bank Ltd.	41,294	1,143,481
Qantas Airways Ltd.	226,506	815,827
QBE Insurance Group Ltd.	117,195	2,385,450
Rio Tinto Ltd.(1)	23,121	2,585,586
Westpac Banking Corp.	44,345	966,414
		7,896,758
Austria—0.22%
Telekom Austria AG	237,186	4,908,363

Belgium—0.26%
Fortis	153,165	3,850,909
Mobistar SA	20,427	1,850,885
		5,701,794
Bermuda—0.09%
Accenture Ltd., Class A	51,000	1,793,670
Lancashire Holdings Ltd.	45,145	251,816
		2,045,486

British Virgin Islands—0.02%
Dolphin Capital Investors Ltd.*	140,869	370,374

Canada—0.14%
Manulife Financial Corp.(1)	12,600	482,297
National Bank of Canada	16,800	783,002
Toronto Dominion Bank Ltd.(1)	29,200	1,795,326
		3,060,625
Denmark—0.14%
A.P. Moeller - Maersk A/S	269	3,006,232

Finland—0.39%
Nokia Oyj	108,680	3,457,497
Stora Enso Oyj, Class R(1)	240,896	2,782,860
Tietoenator Oyj(1)	66,865	1,651,565
UPM-Kymmene Oyj(1)	35,143	624,050
		8,515,972
France—4.51%
AXA SA	338,353	12,244,979
BNP Paribas	114,303	11,550,885
Cap Gemini SA	16,194	923,897
Compagnie Generale des Etablissements Michelin, Class B	8,387	875,317
France Telecom SA	549,864	18,487,783
Neuf Cegetel	16,557	921,990
Renault SA(1)	31,855	3,524,559
Societe Generale	4,000	390,984
Suez SA	227,277	14,932,168
Technip SA	9,748	754,406
Total SA	407,188	30,278,098
Vivendi	92,005	3,599,158
		98,484,224
Germany—4.07%
Allianz SE	27,388	5,430,526
Bayerische Motoren Werke AG	34,434	1,901,256
Celesio AG	54,406	2,691,782
Daimler AG(1)	133,246	11,383,010
Deutsche Bank AG	114,774	12,985,375
Deutsche Post AG	144,028	4,401,913
Deutsche Postbank AG	29,857	2,852,796
Deutsche Telekom AG	213,426	3,548,445
E.ON AG	24,990	4,624,122
Gerresheimer AG*	44,674	2,247,559
Henkel KGaA, Preference shares(1)	200,201	9,251,379
Metro AG	79,802	6,443,025
SAP AG	130,174	6,467,447
Siemens AG	103,114	11,190,258
Stada Arzneimittel AG	46,866	3,412,695
		88,831,588
Greece—0.20%
Alpha Bank AE	61,487	2,047,240
National Bank of Greece SA	42,785	2,271,555
		4,318,795
Hong Kong—0.09%
Esprit Holdings Ltd.	91,000	1,090,533
Sun Hung Kai Properties Ltd.	57,000	897,734
		1,988,267
Ireland—1.20%
Anglo Irish Bank Corp. PLC	148,395	1,990,956
Bank of Ireland	787,681	11,726,753
CRH PLC	250,396	9,518,111
Irish Life & Permanent PLC	75,725	1,481,832
Smurfit Kappa Group PLC	129,937	1,561,003
		26,278,655
Italy—0.95%
ENI SpA(1)	344,950	11,758,458
Intesa Sanpaolo SpA	1,164,366	8,228,257
Terna Rete Elettrica Nazionale SpA	205,725	877,227
		20,863,942
Japan—1.11%
Bank of Yokohama Ltd.	120,000	829,355
Canon, Inc.	38,000	1,760,935
Casio Computer Co., Ltd.	50,100	743,437
Daiwa Securities Group, Inc.	29,000	252,458
Funai Electric Co., Ltd.	4,600	158,585
Honda Motor Co., Ltd.	57,400	1,645,114

Japan Tobacco, Inc.	330	1,654,595
JFE Holdings, Inc.	21,600	973,424
Keyence Corp.	5,500	1,282,287
Komatsu Ltd.	42,300	1,199,598
Leopalace21 Corp.	27,800	451,552
Mitsui OSK Lines Ltd.	174,000	2,146,840
Mitsui Sumitomo Insurance Group Holdings, Inc.*(2)	15,300	515,219
Murata Manufacturing Co., Ltd.	13,400	675,356
NTT DoCoMo, Inc.	220	334,072
Omron Corp.	34,800	722,154
Ricoh Co., Ltd.	90,000	1,504,494
Shin-Etsu Chemical Co., Ltd.	22,500	1,167,591
Sompo Japan Insurance, Inc.	104,000	931,513
Sumitomo Metal Industries Ltd.(1)	338,000	1,300,502
Sumitomo Mitsui Financial Group, Inc.	115	759,310
Sumitomo Trust & Banking Co., Ltd.	115,000	793,832
Toyota Motor Corp.	47,900	2,414,011
		24,216,234
Jersey (Channel Islands)—0.03%
Experian Group Ltd.	103,256	751,946

Luxembourg—0.58%
ArcelorMittal	127,338	10,429,018
SES, FDR	110,701	2,336,293
		12,765,311
Netherlands—1.96%
Aegon NV	533,140	7,854,221
ASML Holding NV*	230,563	5,520,715
ING Groep NV CVA	23,132	864,831
Koninklijke Philips Electronics NV(1)	74,190	2,840,448
Ordina NV	19,947	326,821
Qiagen NV*(1)	30,200	628,160
Reed Elsevier NV	175,374	3,345,891
Royal Dutch Shell PLC, Class B	263,367	8,864,969
Royal KPN NV	359,221	6,082,021
TNT NV	173,554	6,451,359
		42,779,436
Norway—0.18%
Petroleum Geo-Services ASA*	22,100	549,616
Telenor ASA*	174,900	3,361,344
		3,910,960
Singapore—0.11%
DBS Group Holdings Ltd.	62,000	815,490
United Overseas Bank Ltd.	111,000	1,552,761
		2,368,251
Spain—0.63%
Banco Santander SA	695,503	13,857,080

Sweden—0.61%
Holmen AB, Class B	2,400	82,992
Skandinaviska Enskilda Banken AB, Class A*	67,200	1,761,963
Svenska Cellulosa AB, Class B*(1)	357,300	6,508,307
Telefonaktiebolaget LM Ericsson, Class B	2,511,000	4,934,610
		13,287,872
Switzerland—3.53%
Adecco SA	42,387	2,450,261
Credit Suisse Group	217,849	11,086,107
Holcim Ltd.	18,266	1,918,081
Nestle SA	26,855	13,425,145
Novartis AG	370,603	19,004,178
Roche Holding AG(1)	154,981	29,181,116
		77,064,888
United Kingdom—5.81%
Aberdeen Asset Management PLC	102,555	281,845
Anite PLC	241,557	191,965
Ashtead Group PLC	395,467	486,514
Associated British Foods PLC	83,161	1,443,933
AstraZeneca PLC	104,919	3,922,469
Aviva PLC	329,374	4,035,830
Barclays PLC	817,342	7,400,031
BP PLC	1,627,337	16,477,332
BPP Holdings PLC	21,770	228,964
British Airways PLC*	337,227	1,565,735
British American Tobacco PLC	13,030	488,958
British Polythene Industries PLC	40,487	190,412
British Sky Broadcasting Group PLC	105,776	1,172,213
Brixton PLC	203,530	1,332,743

BT Group PLC	341,025	1,470,140
Carnival PLC	68,548	2,746,938
Cattles PLC	235,558	1,082,044
Centaur Media PLC	212,647	331,253
Centrica PLC	346,742	2,052,187
Compass Group PLC	109,432	699,766
Computacenter PLC	35,947	122,388
Daily Mail & General Trust, Class A (Non-voting)	130,432	1,118,753
Diageo PLC	187,543	3,781,009
Dignity PLC	26,072	398,123
DSG International PLC	612,665	771,948
eaga PLC	62,400	229,691
Electrocomponents PLC	236,628	853,379
Enodis PLC	185,742	513,211
Entertainment Rights PLC*	458,314	93,220
Fenner PLC	53,436	249,202
Foseco PLC	45,970	268,676
Galliford Try PLC	231,600	299,850
GlaxoSmithKline PLC	429,981	9,111,801
HBOS PLC	420,475	4,671,704
Highway Insurance Holdings PLC	258,420	333,325
HMV Group PLC(1)	870,836	2,243,377
Home Retail Group PLC	52,824	273,838
HSBC Holdings PLC	349,862	5,762,196
IMI PLC	6,615	59,934
ITV PLC	617,630	775,793
Kesa Electricals PLC	115,202	470,317
Lamprell PLC	60,569	480,360
Leaf Clean Energy Co.*	351,856	736,718
LogicaCMG PLC	1,244,353	2,611,158
Lookers PLC	181,278	324,707
Majestic Wine PLC	82,263	362,439
PayPoint PLC	54,639	614,310
Phoenix IT Group Ltd.	57,979	332,509
Premier Farnell PLC	358,955	1,269,566
Premier Farnell PLC, Preferred*	26,309	691,838
Prudential PLC	380,437	5,023,527
Psion PLC	3,356	6,677
Quintain Estates & Development PLC	41,995	375,615
Regus Group PLC	587,267	1,107,691
Rentokil Initial PLC	566,350	1,093,438
Restaurant Group PLC	140,844	430,380
Rexam PLC	27,264	230,735
Royal Bank of Scotland Group PLC	578,784	3,872,634
Safestore Holdings PLC.	101,554	324,467
SMG PLC*	1,596,713	348,551
Southern Cross Healthcare Ltd.	56,314	419,032
Speedy Hire PLC	30,283	457,297
Taylor Nelson Sofres PLC	166,871	523,994
Ted Baker PLC	53,161	442,118
Tesco PLC	503,608	3,804,021
Tomkins PLC	210,112	745,240
Travis Perkins PLC	17,995	382,780
Tullow Oil PLC	93,100	1,220,248
Unilever PLC	95,133	3,209,669
Vectura Group PLC*	186,729	169,593
Vodafone Group PLC	4,224,008	12,648,178
Wolseley PLC	140,423	1,474,983
Yule Catto & Co. PLC	218,108	677,569
Zetar PLC*	60,419	536,005
		126,951,054
Total international equities (cost $607,010,454)		594,224,107
Total equities (cost $776,091,780)		745,363,081

	Face amount
Bonds—6.92%
US bonds—3.05%
US corporate bonds—1.52%
Boise Cascade LLC,
7.125%, due 10/15/14	$8,000,000	7,460,000
Ford Motor Credit Co. LLC,
7.875%, due 06/15/10	10,000,000	8,719,370
Residential Capital LLC,
8.375%, due 06/30/10	5,520,000	2,773,800

Truvo Subsidiary Corp.,
8.500%, due 12/01/14	EUR	1,050,000	1,195,607
Univision Communications, Inc.,
7.850%, due 07/15/11(1)	$8,000,000	7,100,000
Washington Mutual Bank,
4.500%, due 08/25/08	6,200,000	6,079,088
Total US corporate bonds (cost $39,025,649)	33,327,865

Asset-backed securities—0.80%
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFA, Class A3,
2.719%, due 09/25/26(3)	5,818,946	2,568,218
Series 06-FFB, Class A2,
2.729%, due 12/25/26(3)	3,356,410	1,006,923
Home Equity Mortgage Trust,
Series 06-6, Class 2A1,
2.699%, due 03/25/37(3)	1,964,971	687,740
Series 06-3, Class A1,
5.472%, due 09/25/36(3)	1,276,030	701,817
Series 06-5, Class A1,
5.500%, due 01/25/37(4)	2,307,652	923,061
Series 06-4, Class A1,
5.671%, due 11/25/36(4)	2,489,018	1,120,058
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1,
3.699%, due 10/25/27(3)	2,330,767	965,811
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL2, Class A,
2.749%, due 05/25/37(3)	5,411,225	2,299,770
Morgan Stanley Mortgage Loan Trust,
Series 06-10SL, Class A1,
2.729%, due 08/25/36(3)	2,587,965	1,682,177
Series 06-14SL, Class A1,
2.759%, due 11/25/36(3)	2,082,139	1,145,176
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1,
2.769%, due 08/25/36(3)	2,171,022	1,173,369
SACO I Trust,
Series 06-5, Class 2A1,
2.749%, due 05/25/36(3),(5)	3,370,483	1,200,750
Series 06-5, Class IA,
2.749%, due 04/25/36(3)	1,770,162	969,215
Series 06-3, Class A1,
2.779%, due 04/25/36(3)	3,010,324	1,053,614
Total asset-backed securities (cost $30,635,715)	17,497,699

Collateralized debt obligations—0.60%
Cent CDO Ltd.,
Series 06-12A, Class INC,
due 11/18/20(5),(6)	2,000,000	1,168,920
Colts,
Series 07-1,
due 03/20/21(5),(6),(7)	1,700,000	817,292
GoldenTree Loan Opportunities III Ltd.,
Series 07-3A, Class SUB,
due 05/01/22(5),(6),(7)	2,600,000	1,994,200
MC Funding Ltd.,
Series 06-1,
due 12/20/20(5),(6),(7)	2,900,000	1,218,751
OHA Park Avenue CLO Ltd.,
Series 07-1A, Class SUB,
due 03/14/22(5),(6),(7)	2,400,000	1,440,000
Regent’s Park CDO BV,
Series 1A, Class F,
due 01/26/23(5),(6),(7)	EUR	2,000,000	1,986,068
Shasta CLO I Ltd.,
due 04/20/21(5),(6),(7)	$6,000,000	4,445,400
Total collateralized debt obligations (cost $19,640,550)	13,070,631

Mortgage & agency debt securities—0.13%
American Home Mortgage Investment Trust,
Series 06-3, Class 4A,
2.789%, due 11/25/35(3)
(cost $2,759,731)	3,774,412		2,847,704
Total US bonds (cost $92,061,645)			66,743,899

International bonds—3.87%
International corporate bonds—1.30%
Luxembourg—0.42%
Hellas Telecommunications Luxembourg III,
8.500%, due 10/15/13	EUR	1,721,000	2,268,719
Lighthouse International Co. SA,
8.000%, due 04/30/14	5,500,000		6,772,838
			9,041,557
United Kingdom—0.88%
Royal Bank of Scotland PLC,
5.518%, due 07/24/08(2),(3)	GBP	7,500,000	13,883,123
5.593%, due 07/21/08(3)	2,750,000		5,345,357
			19,228,480
Total international corporate bonds (cost $30,592,368)			28,270,037

International collateralized debt obligations—2.23%
Cayman Islands—0.65%
Avenue CLO Fund Ltd.,
Series 06-4I, Class SUB,
due 11/07/18(5),(6)	$2,625,000		1,735,912
Series 07-5I, Class SUB,
due 04/25/19(5),(6)	2,200,000		1,572,560
Babson CLO Ltd.,
Series 07-1A, Class INC,
due 01/18/21(5),(6),(7)	1,500,000		945,000
Callidus Debt Partners CDO Fund I Ltd.,
Series 5A, Class INC,
due 11/20/20(5),(6),(7)	2,000,000		1,200,000
Duane Street CLO,
Series 06-3A, Class SUB,
due 01/11/21(5),(6),(7)	1,200,000		660,000
Emerson Place CLO Ltd.,
Series 06-1A, Class SUB,
due 01/15/19(5),(6),(7)	2,750,000		1,540,000
FM Leveraged Capital Fund II,
due 11/20/20(5),(6),(7)	5,300,000		2,946,429
GSC Partners CDO Fund Ltd.,
Series 07-8A, Class SUB,
due 04/17/21(5),(6),(7)	1,500,000		960,000
GSC Partners CDO Fund V, Ltd.,
due 11/20/16(6)	650,000		404,495
Harbourview CLO VI Ltd.,
Series 6A, Class SUB,
due 12/27/19(5),(6),(7)	1,200,000		888,000
LNR CDO Ltd.,
Series 06-1A, Class FFX,
7.592%, due 05/28/43(3),(5),(7)	8,000,000		1,280,000
Logan CDO Ltd.,
Series III-A, Class E,
19.646%, due 07/05/57(3),(5),(7)	2,000,000		119,000
			14,251,396
Ireland—0.30%
Avoca CLO I BV,
Series VI-A, Class M,
due 01/16/23(5),(6),(7)	EUR	2,000,000	1,989,225
Eurocredit CDO BV,
Series VI-X, Class SUB,
due 01/16/22(5),(6)	4,500,000		4,546,800
Menton CDO PLC,
Series III-A, Class E,
10.240%, due 11/28/56(3),(5),(7)	$2,900,000		0
			6,536,025
Luxembourg—0.35%
Ashwell CDO SA,
due 12/22/77(5),(6),(7)	GBP	3,350,000	4,786,976
GSC European CDO SA,
Series I-RA, Class SUB,
due 12/15/22(5),(6),(7)	EUR	2,400,000	2,841,750
			7,628,726

Netherlands—0.93%
Ares Euro CLO BV,
Series 07-1A, Class G1,
due 05/15/10(5),(6),(7)	EUR	1,400,000	1,701,893
Cadogan Square CLO BV,
Series 3A, Class M,
12.069%, due 01/17/23(3),(5),(7)		2,000,000	2,629,250
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23(5),(7)		3,250,000	4,361,297
Harbourmaster CLO Ltd.,
Series 7A, Class C,
due 09/22/22(5),(6),(7)		3,000,000	4,120,537
Highlander Euro CDO,
Series 06-2CA, Class F1,
due 12/14/22(5),(6),(7)		5,000,000	5,367,750
Queen Street CLO,
Series 06-1A, Class F,
due 04/15/23(5),(6),(7)		1,900,000	2,112,636
			20,293,363
Total international collateralized debt obligations (cost $72,018,460)			48,709,510

Foreign government bonds—0.34%
Turkey—0.34%
Republic of Turkey,
7.000%, due 09/26/16
(cost $7,471,092)	$7,340,000		7,486,800
Total international bonds (cost $110,081,920)			84,466,347
Total bonds (cost $202,143,565)			151,210,246

		Shares
Investment companies—45.46%
iShares Russell Midcap Growth Index Fund		3,900	395,070
UBS Opportunistic Emerging Markets Debt Relationship Fund(8)		3,866,136	46,052,640
UBS Opportunistic High Yield Relationship Fund(8)		2,914,342	33,989,968
UBS Small-Cap Equity Relationship Fund(8)		4,024,500	160,943,395
UBS U.S. Equity Alpha Relationship Fund(8)		25,178,889	287,925,633
UBS U.S. Large Cap Equity Relationship Fund(8)		14,758,307	281,437,963
UBS U.S. Large Cap Growth Equity Relationship Fund(8)		15,400,017	182,608,783
Total investment companies (cost $933,970,938)			993,353,452

Short-term investment—3.85%
Investment company—3.85%
UBS U.S. Cash Management
Prime Relationship Fund, 3.05%(8),(9)
(cost $84,169,734)		84,169,734	84,169,734

		Number of contracts
Options purchased—0.26%
Call options—0.21%
3 Month Euro Euribor Interest Rate Futures, strike @ EUR 95.75, expires June 2008*(10)		1,406	221,972
3 Month Euro Euribor Interest Rate Futures, strike @ EUR 96.75, expires September 2009*(10)		2,057	1,461,370
3 Month Euro Euribor Interest Rate Futures, strike @ EUR 97.00, expires December 2009*(10)		710	350,285
3 Month Sterling Interest Rate Futures, strike @ GBP 94.625, expires June 2008*(10)		1,406	470,883
3 Month Sterling Interest Rate Futures, strike @ GBP 95.00, expires September 2008*(10)		1,349	727,889
90 Day Euro-Dollar Futures, strike @ USD 97.50, expires June 2008*(10)		1,800	1,316,250
			4,548,649
Put options—0.05%
Euro-Bobl Futures, strike @ EUR 110.50, expires June 2008*(10)		1,275	1,197,679
Total options purchased (cost $5,421,040)			5,746,328

		Shares
Investment of cash collateral from securities loaned—4.15%
UBS Supplementary Trust—U.S. Cash
Management Prime Fund, 3.06%(8),(9)
(cost $90,597,874)		90,597,874	90,597,874

Total investments—94.75% (cost $2,092,394,931)			2,070,440,715
Cash and other assets, less liabilities—5.25%			114,772,520
Net assets—100.00%			$2,185,213,235

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $2,092,394,931; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$112,706,540
Gross unrealized depreciation	(134,660,756)
Net unrealized depreciation	$(21,954,216)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2008.
(2)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of these securities amounted to $14,398,342 or 0.66% of net assets.
(3)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008.
Maturity date disclosed is the ultimate maturity date.
(5)	Security is illiquid. At March 31, 2008, the value of these securities amounted to $62,576,396 or 2.86% of net assets.
(6)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuer of this security.
(7)	Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and maybe resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $52,351,454 or 2.40% of net assets.

(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at March 31, 2008.
(10)	Security, or a portion thereof, was delivered to cover margin requirements for futures contracts.

CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CVA	Dutch certification — depository certificate
FDR	Fiduciary depositary receipt

Preference shares:	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

Restricted securities

					03/31/08
			Acquisition cost	03/31/08	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets
Ashwell Rated SA,
due 12/22/77	01/29/07	$2,527,673	0.12%	$2,000,527	0.09%
due 12/22/77	08/07/07	3,712,665	0.17	2,786,449	0.13
Ares Euro CLO BV,
Series 07-1A, Class G1,
due 05/15/24	03/26/07	1,863,680	0.09	1,701,893	0.08
Avoca CLO I BV,
Series VI-A, Class M,
due 01/16/23	10/19/06	2,525,500	0.12	1,989,225	0.09
Babson CLO Ltd.,
Series 07-1A, Class INC,
due 01/18/21	02/02/07	1,425,000	0.07	945,000	0.04
Cadogan Square CLO BV,
Series 3A, Class M,
12.069%, due 01/17/23	12/01/06	2,533,935	0.12	2,629,250	0.12
Callidus Debt Partners CDO Fund I Ltd.,
Series 5A, Class INC,
due 11/20/20	11/01/06	1,900,000	0.09	1,200,000	0.05
Colts,
Series 07-1,
due 03/20/21	02/09/07	1,615,000	0.07	817,292	0.04
Duane Street CLO,
Series 06-3A, Class SUB,
due 01/11/21	11/15/06	1,140,000	0.05	660,000	0.03
Emerson Place CLO Ltd.,
Series 06-1A, Class SUB,
due 01/15/19	11/03/06	2,447,000	0.11	1,540,000	0.07
FM Leveraged Capital Fund II,
due 11/20/20	10/31/06	5,300,000	0.24	2,946,429	0.13
GoldenTree Loan Opportunities III Ltd.,
Series 07-3A, Class SUB,
due 05/01/22	02/27/07	2,600,000	0.12	1,994,200	0.09
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23	12/15/06	4,209,455	0.19	4,361,297	0.20
GSC European CDO SA,
Series I-RA, Class SUB,
due 12/15/22	12/01/06	3,200,760	0.15	2,841,750	0.13
GSC Partners CDO Fund Ltd.,
Series 07-8A, Class SUB,
due 04/17/21	02/28/07	1,393,350	0.06	960,000	0.04
Harbourmaster CLO Ltd.,
Series 7A, Class C,
due 09/22/22	10/31/06	3,637,454	0.17	4,120,537	0.19
Harbourview CLO VI Ltd.,
Series 6A, Class SUB,
due 12/27/19	10/20/06	1,128,000	0.05	888,000	0.04
LNR CDO Ltd.,
Series 06-1A, Class FFX,
7.592%, due 05/28/43	11/03/06	8,136,056	0.37	1,280,000	0.06
Logan CDO Ltd.,
Series III-A, Class E,
20.244%, due 07/05/57	06/08/07	2,000,000	0.09	119,000	0.01
Menton CDO PLC,
Series III-A, Class E,
10.240%, due 11/28/56	10/18/06	2,900,000	0.13	0	0.00
MC Funding Ltd.,
Series 06-1,
due 12/20/20	12/08/06	2,857,837	0.13	1,218,751	0.06
OHA Park Avenue CLO Ltd.,
Series 07-1A, Class SUB,
due 03/14/22	02/26/07	2,400,000	0.11	1,440,000	0.07
Regent’s Park CDO BV,
Series 1A, Class F,
due 01/26/23	09/25/06	2,551,500	0.11	1,986,068	0.09
Shasta CLO I Ltd.,
due 04/20/21	12/20/06	5,700,000	0.26	4,445,400	0.20
		$69,704,865	3.19%	$44,871,068	2.05%

Forward foreign currency contracts

UBS Dynamic Alpha Fund had the following open forward foreign currency contracts as of March 31, 2008:

					Unrealized
	Contracts	In		Maturity	appreciation/
	to deliver	exchange for		dates	(depreciation)
Australian Dollar	193,880,000	USD	167,107,111	05/29/08	$(8,724,600)
Brazilian Real	72,790,000	USD	41,101,073	05/20/08	(7,248)
Canadian Dollar	225,685,000	USD	228,385,660	05/29/08	8,757,982
Euro	25,021,057	HUF	6,416,650,000	05/09/08	(797,103)
Euro	684,370,000	USD	1,014,827,559	05/29/08	(62,986,754)
Great Britain Pound	329,475,000	USD	672,886,793	05/29/08	21,919,972
Hungarian Forint	6,416,650,000	USD	36,930,360	05/09/08	(1,719,902)
Israeli New Shekel	138,245,000	USD	35,738,845	05/29/08	(3,451,690)
Japanese Yen	6,038,613,700	EUR	38,615,000	05/09/08	159,037
Japanese Yen	6,606,000,000	AUD	71,941,192	05/29/08	(1,253,613)
Japanese Yen	2,749,000,000	USD	25,733,195	05/29/08	(1,938,990)
Japanese Yen	4,253,503,373	USD	43,955,000	05/29/08	1,138,074
Latvian Lat	18,280,000	EUR	24,843,708	05/09/08	(2,119,400)
New Zealand Dollar	67,447,809	AUD	58,230,000	05/29/08	301,250
New Zealand Dollar	69,467,936	JPY	5,864,900,000	05/29/08	4,956,896
New Zealand Dollar	16,105,000	SGD	17,551,229	05/29/08	246,128
New Zealand Dollar	36,265,000	USD	26,759,944	05/29/08	(1,472,358)
New Zealand Dollar	27,455,000	USD	22,138,339	05/29/08	764,622
New Taiwan Dollar	781,000,000	USD	25,741,595	05/20/08	(248,620)
South African Rand	89,670,000	USD	12,583,497	05/29/08	1,679,877
Swedish Krona	330,620,000	USD	53,800,658	05/29/08	(1,667,302)
Swiss Franc	70,370,000	USD	65,617,135	05/29/08	(5,248,928)
Swiss Franc	65,101,919	USD	65,930,000	05/29/08	369,155
United States Dollar	27,704,702	CAD	27,065,000	05/29/08	(1,366,119)
United States Dollar	286,368,633	CHF	312,600,000	05/29/08	28,434,992
United States Dollar	190,644,711	EUR	127,052,583	05/29/08	9,450,402
United States Dollar	119,668,794	GBP	59,460,000	05/29/08	(2,189,510)
United States Dollar	82,069,960	GBP	41,800,000	05/29/08	517,226
United States Dollar	34,846,117	ILS	138,245,000	05/29/08	4,344,418
United States Dollar	287,904,316	JPY	30,450,200,000	05/29/08	18,615,710
United States Dollar	29,968,610	MXN	334,150,000	05/29/08	1,194,554
United States Dollar	60,379,817	MYR	195,057,000	05/20/08	564,454
United States Dollar	61,041,221	SAR	228,050,000	05/13/08	(88,595)
United States Dollar	226,653,632	SEK	1,425,810,000	05/29/08	12,553,831
United States Dollar	79,482,746	SGD	113,420,000	05/29/08	3,129,508
United States Dollar	195,660,106	TWD	6,113,400,000	05/20/08	7,782,384
United States Dollar	58,607,755	ZAR	438,930,000	05/29/08	(5,235,101)
Net unrealized appreciation on forward foreign currency contracts					$26,364,639

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HUF	Hungarian Forint
ILS	Israeli New Shekel
JPY	Japanese Yen
MXN	New Mexican Peso
MYR	Malaysian Ringgit
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Futures contracts

UBS Dynamic Alpha Fund had the following open futures contracts as of March 31, 2008:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)
US treasury futures buy contracts:
10 Year US Treasury Notes, 466 contracts (USD)	June 2008	$55,017,861	$55,432,156	$414,295

US treasury futures sell contracts:
2 Year US Treasury Notes, 1,314 contracts (USD)	June 2008	282,386,612	282,058,313	328,299
5 Year US Treasury Notes, 822 contracts (USD)	June 2008	94,104,857	93,900,656	204,201
10 Year US Treasury Notes, 3,986 contracts (USD)	June 2008	461,691,906	474,147,156	(12,455,250)

Index futures buy contracts:
Amsterdam Exchanges Index, 486 contracts (EUR)	April 2008	66,254,993	67,820,568	1,565,575
FTSE 100 Index, 1,395 contracts (GBP)	June 2008	157,033,269	158,061,923	1,028,654
Dow Jones Euro STOXX 50 Index, 742 contracts (EUR)	June 2008	41,377,002	41,592,511	215,509
IBEX 35 Index, 9 contracts (EUR)	April 2008	1,870,663	1,880,491	9,828
NIKKEI 225 Index, 313 contracts (JPY)	June 2008	39,582,042	39,603,790	21,748

Index futures sell contracts:
CAC 40 Euro Index, 1,619 contracts (EUR)	April 2008	121,122,034	120,543,244	578,790
DAX Index, 839 contracts (EUR)	June 2008	222,945,930	218,382,446	4,563,484
FTSE/JSE Top 40 Index, 1,695 contracts (ZAR)	June 2008	59,986,444	58,473,614	1,512,830
Hang Seng China Enterprises Index, 1,528 contracts (HKD)	April 2008	110,242,366	117,929,362	(7,686,996)
Hang Seng Stock Index, 278 contracts (HKD)	April 2008	38,852,211	40,658,043	(1,805,832)
MSCI Singapore Index, 348 contracts (SGD)	April 2008	18,679,402	18,915,176	(235,774)
MSCI Taiwan Index, 288 contracts (USD)	April 2008	9,918,720	9,489,986	428,734
OMXS 30 Index, 1,818 contracts (SEK)	April 2008	27,598,931	28,502,158	(903,227)
Russell 2000 Index, 455 contracts (USD)	June 2008	151,729,532	156,975,000	(5,245,468)
S&P MIB Index, 84 contracts (EUR)	June 2008	21,132,485	20,328,489	803,996
S&P Toronto Stock Exchange 60 Index, 850 contracts (CAD)	June 2008	130,269,729	130,143,699	126,030
SPI 200 Index, 1,002 contracts (AUD)	June 2008	117,625,800	123,922,824	(6,297,024)
S&P 500 Index, 623 contracts (USD)	June 2008	207,160,777	206,213,000	947,777
MID 400 Index, 522 contracts (USD)	June 2008	40,252,434	40,794,300	(541,866)

Interest rate futures buy contracts:
Australian 10 Year Bond, 2,116 contracts (AUD)	June 2008	181,725,848	181,363,273	(362,575)
Euro-Bobl Futures, 688 contracts (EUR)	June 2008	120,373,989	119,897,979	(476,010)
90 Day Euro-Dollar Futures, 2,200 contracts (USD)	April 2008	537,164,228	535,920,000	(1,244,228)

Interest rate futures sell contracts:
Euro-Bund Futures, 126 contracts (EUR)	June 2008	23,270,821	23,071,032	199,789
Canadian 10 Year Bond, 892 contracts (CAD)	June 2008	100,538,263	104,090,564	(3,552,301)
Japanese 10 Year Bond, 155 contracts (JPY)	June 2008	216,408,282	218,505,217	(2,096,935)
Net unrealized depreciation on futures contracts				$(29,953,947)

The segregated aggregate market value of cash collateral delivered to cover margin requirements for the open futures positions at March 31, 2008 was $61,362,165.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Options written

UBS Dynamic Alpha Fund had the following open written options as of March 31, 2008.

	Expiration	Premiums
	dates	received	Value
Call options written
90 Day Euro-Dollar Interest Rate Futures, 1,406 contracts, strike @ EUR 95.875	June 2008	605,392	138,733
90 Day Euro-Dollar Interest Rate Futures, 1,406 contracts, strike @ GBP 94.75	June 2008	419,588	348,802
90 Day Euro-Dollar Interest Rate Futures, 1,079 contracts, strike @ GBP 94.75	September 2008	952,164	655,815
90 Day Euro-Dollar Interest Rate Futures, 1,200 contracts, strike @ USD 97.50	June 2008	1,105,800	1,162,500
90 Day Euro-Dollar Interest Rate Futures, 126 contracts, strike @ USD 98.25	April 2008	20,727	1,313
Total options written		$3,103,671	$2,307,163

Currency type abbreviations:
EUR Euro
GBP Great Britain Pound
USD United States Dollar

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

Equities
US equities
Aerospace & defense	0.05%
Air freight & logistics	0.10
Auto components	0.04
Beverages	0.16
Biotechnology	0.18
Building products	0.09
Capital markets	0.17
Chemicals	0.13
Commercial banks	0.27
Commercial services & supplies	0.07
Communications equipment	0.06
Computers & peripherals	0.27
Construction materials	0.07
Consumer finance	0.02
Diversified financial services	0.19
Diversified telecommunication services	0.02
Electric utilities	0.28
Electric equipment	0.05
Electronic equipment & instruments	0.13
Energy equipment & services	0.39
Food & staples retailing	0.33
Health care equipment & supplies	0.14
Health care providers & services	0.19
Hotels, restaurants & leisure	0.37
Household durables	0.05
Industrial conglomerates	0.38
Insurance	0.11
Internet & catalog retail	0.08
Internet software & services	0.04
IT services	0.10
Life sciences tools & services	0.09
Machinery	0.34
Media	0.31
Multi-utilities	0.13
Oil, gas & consumable fuels	0.10
Personal products	0.10
Pharmaceuticals	0.28
Road & rail	0.16
Semiconductors & semiconductor equipment	0.21
Software	0.30
Specialty retail	0.06
Thrifts & mortgage finance	0.04
Trading companies & distributors	0.05
Wireless telecommunication services	0.22
Total US equities	6.92

International equities
Air freight & logistics	0.50
Airlines	0.11
Auto components	0.04
Automobiles	0.96
Beverages	0.17
Capital markets	1.13
Chemicals	0.10
Commercial banks	4.02
Commercial services & supplies	0.31
Communications equipment	0.38
Construction & engineering	0.01
Construction materials	0.52
Consumer finance	0.05
Containers & packaging	0.09
Diversified consumer services	0.03
Diversified financial services	0.22
Diversified telecommunication services	1.77
Electric utilities	0.25
Electronic equipment & instruments	0.25
Energy equipment & services	0.08
Food & staples retailing	0.49
Food products	0.85
Health care providers & services	0.14
Hotels, restaurants & leisure	0.18
Household durables	0.05
Household products	0.42
Industrial conglomerates	0.68
Insurance	1.87
Internet & catalog retail	0.01
IT services	0.36
Life sciences tools & services	0.13
Machinery	0.09
Marine	0.24
Media	0.62
Metals & mining	0.70
Multi-utilities	0.78
Office electronics	0.15
Oil, gas & consumable fuels	3.14
Paper & forest products	0.46
Pharmaceuticals	2.97
Real estate investment trusts (REITs)	0.06
Real estate management & development	0.11
Semiconductors & semiconductor equipment	0.25
Software	0.30
Specialty retail	0.22
Textiles, apparel & luxury goods	0.02
Tobacco	0.10
Trading companies & distributors	0.13
Wireless telecommunication services	0.68
Total international equities	27.19
Total equities	34.11

Bonds
US bonds
US corporate bonds
Consumer finance	0.40
Media	0.38
Paper & forest products	0.34
Thrifts & mortgage finance	0.40
Total US corporate bonds	1.52
Asset-backed securities	0.80
Collateralized debt obligations	0.60
Mortgage & agency debt securities	0.13
Total US bonds	3.05

International bonds
International corporate bonds
Commercial banks	0.88
Diversified financial services	0.10
Media	0.32
Total international corporate bonds	1.30
International collateralized debt obligations	2.23
Foreign government bonds	0.34
Total international bonds	3.87
Total bonds	6.92

Investment companies
iShares Russell Midcap Growth Index Fund	0.02
UBS Opportunistic Emerging Markets Debt Relationship Fund	2.11
UBS Opportunistic High Yield Relationship Fund	1.55
UBS Small-Cap Equity Relationship Fund	7.37
UBS U.S. Equity Alpha Relationship Fund	13.18
UBS U.S. Large Cap Equity Relationship Fund	12.88
UBS U.S. Large Cap Growth Equity Relationship Fund	8.35
Total investment companies	45.46
Short-term investment	3.85
Options purchased	0.26
Investment of cash collateral from securities loaned	4.15
Total investments	94.75
Cash and other assets, less liabilities	5.25
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Dynamic Alpha Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Allocation Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities—62.21%
US equities—42.53%
Abbott Laboratories	37,700	$2,079,155
Abercrombie & Fitch Co.	40,200	2,940,228
Aflac, Inc.	433,700	28,168,815
Allergan, Inc.	674,300	38,023,777
Amazon.com, Inc.*	86,400	6,160,320
American Electric Power Co., Inc.	368,400	15,336,492
American Express Co.	59,700	2,610,084
American Tower Corp., Class A*	57,700	2,262,417
Analog Devices, Inc.	890,400	26,284,608
Apache Corp.	28,000	3,382,960
Apple, Inc.*	75,900	10,891,650
AT&T, Inc.	454,400	17,403,520
Automatic Data Processing, Inc.	80,300	3,403,917
Baker Hughes, Inc.	346,500	23,735,250
Bank of New York Mellon Corp.	667,102	27,838,166
Baxter International, Inc.	116,900	6,759,158
Becton, Dickinson & Co.	74,900	6,430,165
BlackRock, Inc.	8,800	1,796,784
Boeing Co.	54,900	4,082,913
BorgWarner, Inc.	545,200	23,459,956
Burlington Northern Santa Fe Corp.	509,500	46,986,090
Campbell Soup Co.	63,900	2,169,405
Carnival Corp.	602,400	24,385,152
CB Richard Ellis Group, Inc., Class A*	72,100	1,560,244
Cephalon, Inc.*	103,300	6,652,520
Chevron Corp.	149,100	12,727,176
Chico’s FAS, Inc.*	528,200	3,755,502
Cisco Systems, Inc.*	448,800	10,811,592
Citigroup, Inc.	2,087,607	44,716,542
City National Corp.	116,600	5,767,036
Coach, Inc.*	298,900	9,011,835
Comcast Corp., Class A	1,935,000	37,422,900
CONSOL Energy, Inc.	53,300	3,687,827
Constellation Brands, Inc., Class A*	625,600	11,054,352
Covidien Ltd.	49,500	2,190,375
DaVita, Inc.*	145,200	6,934,752
Discover Financial Services	1,028,775	16,841,047
eBay, Inc.*	100,500	2,998,920
ENSCO International, Inc.	110,200	6,900,724
EOG Resources, Inc.	119,300	14,316,000
Exelon Corp.	599,700	48,737,619
Express Scripts, Inc.*	65,100	4,187,232
FedEx Corp.	311,000	28,820,370
Fifth Third Bancorp	918,800	19,221,296
Fortune Brands, Inc.	270,900	18,827,550
Freddie Mac	494,600	12,523,272
Freeport-McMoRan Copper & Gold, Inc.	32,800	3,156,016
Genentech, Inc.*	59,100	4,797,738
General Dynamics Corp.	36,800	3,068,016
General Electric Co.	1,600,500	59,234,505
Genzyme Corp.*	474,700	35,384,138
Goldman Sachs Group, Inc.	10,300	1,703,517
Google, Inc., Class A*	25,400	11,187,938
Halliburton Co.	969,700	38,138,301
Harley-Davidson, Inc.	179,800	6,742,500
Hartford Financial Services Group, Inc.	257,700	19,525,929
Illinois Tool Works, Inc.	689,800	33,269,054
Intel Corp.	2,703,700	57,264,366
International Game Technology	240,700	9,678,547
Interpublic Group of Cos., Inc.*	1,914,100	16,097,581
Intuit, Inc.*	433,200	11,700,732
ITT Educational Services, Inc.*	32,000	1,469,760
J. Crew Group, Inc.*	141,200	6,236,804
Johnson & Johnson	518,038	33,605,125
Johnson Controls, Inc.	817,100	27,617,980
Laboratory Corp. of America Holdings*	122,100	8,996,328
Lexmark International, Inc., Class A*	174,700	5,366,784
Linear Technology Corp.	405,700	12,450,933
Manitowoc Co., Inc.	63,000	2,570,400
Marathon Oil Corp.	416,100	18,974,160
Masco Corp.	1,309,700	25,971,351
MasterCard, Inc., Class A(1)	67,820	15,123,182
McDermott International, Inc.*	93,900	5,147,598
Medco Health Solutions, Inc.*	543,800	23,813,002
Medtronic, Inc.	523,200	25,307,184
Merck & Co., Inc.	650,600	24,690,270
Microsoft Corp.	1,608,300	45,643,554
Millipore Corp.*	167,900	11,318,139

Monsanto Co.	38,300	4,270,450
Morgan Stanley	919,050	42,000,585
NetApp, Inc.*	760,100	15,240,005
News Corp., Class A	966,600	18,123,750
NiSource, Inc.	439,400	7,575,256
Omnicom Group, Inc.	325,800	14,393,844
PACCAR, Inc.	528,450	23,780,250
Pall Corp.	224,800	7,883,736
Peabody Energy Corp.	560,000	28,560,000
Pepco Holdings, Inc.	287,900	7,116,888
PepsiCo, Inc.	37,700	2,721,940
Praxair, Inc.	125,900	10,604,557
Precision Castparts Corp.	48,753	4,976,706
Principal Financial Group, Inc.	471,200	26,255,264
Procter & Gamble Co.	54,100	3,790,787
QUALCOMM, Inc.	224,500	9,204,500
R.H. Donnelley Corp.*	392,992	1,988,540
Range Resources Corp.	52,000	3,299,400
Research In Motion Ltd.*	81,000	9,090,630
Royal Caribbean Cruises, Ltd.(1)	290,900	9,570,610
Ryder System, Inc.	236,900	14,429,579
Schering-Plough Corp.	769,200	11,084,172
Schlumberger Ltd.	100,000	8,700,000
Sempra Energy	349,500	18,621,360
Southwest Airlines Co.	879,400	10,904,560
Southwestern Energy Co.*	107,400	3,618,306
Sprint Nextel Corp.	3,242,152	21,689,997
Starbucks Corp.*	207,200	3,626,000
Starwood Hotels & Resorts Worldwide, Inc.	175,400	9,076,950
State Street Corp.	40,600	3,207,400
Stryker Corp.	93,100	6,056,155
SunTrust Banks, Inc.	276,400	15,240,696
Symantec Corp.*	1,701,672	28,281,789
SYSCO Corp.	685,000	19,878,700
T Rowe Price Group, Inc.	66,500	3,325,000
United Technologies Corp.	122,800	8,451,096
UnitedHealth Group, Inc.	256,700	8,820,212
Viacom, Inc., Class B*	382,900	15,170,498
Visa, Inc., Class A*	150,395	9,378,632
Weatherford International Ltd.*	99,300	7,196,271
Wells Fargo & Co.	1,673,200	48,690,120
Wyeth	1,146,000	47,856,960
Wynn Resorts Ltd.	107,300	10,798,672
Xilinx, Inc.	707,900	16,812,625
XTO Energy, Inc.	85,575	5,293,669
Zimmer Holdings, Inc.*	130,500	10,160,730
Total US equities (cost $1,981,804,798)		1,878,326,944

International equities—19.68%
Australia—0.51%
National Australia Bank Ltd.	252,883	7,002,639
Qantas Airways Ltd.	2,253,006	8,114,850
QBE Insurance Group Ltd.	356,213	7,250,549
		22,368,038
Austria—0.14%
Telekom Austria AG	300,381	6,216,129

Canada—0.84%
Canadian National Railway Co.(1)	186,000	9,018,676
Manulife Financial Corp.(1)	193,400	7,402,880
Toronto Dominion Bank Ltd.(1)	190,200	11,694,210
TransCanada Corp.(1)	231,200	8,908,335
		37,024,101
Finland—0.19%
Nokia Oyj	267,397	8,506,848

France—1.82%
AXA SA	269,725	9,761,335
France Telecom SA	643,205	21,626,138
Suez SA	228,182	14,991,627
Technip SA	38,901	3,010,580
Total SA	416,850	30,996,554
		80,386,234
Germany—2.30%
Allianz SE	66,518	13,189,271
Daimler AG(1)	203,758	17,406,746
Deutsche Postbank AG	49,369	4,717,141
E.ON AG	64,240	11,886,898
Henkel KGaA, Preference shares	172,198	7,957,347
MAN AG	59,836	7,940,539
Metro AG	142,921	11,539,105
SAP AG	239,619	11,905,014

Siemens AG	137,215	14,891,006
		101,433,067
Greece—0.26%
Alpha Bank AE	230,960	7,689,925
National Bank of Greece SA	69,571	3,693,686
		11,383,611
Hong Kong—0.42%
Esprit Holdings Ltd.	649,800	7,787,125
Sun Hung Kai Properties Ltd.	672,000	10,583,811
		18,370,936
Ireland—0.63%
Bank of Ireland	829,395	12,347,778
CRH PLC	311,818	11,852,898
Irish Life & Permanent PLC	184,563	3,611,639
		27,812,315
Italy—0.45%
Intesa Sanpaolo SpA	1,610,215	11,378,950
Unicredit SpA	1,276,825	8,535,529
		19,914,479
Japan—3.67%
Asahi Breweries Ltd.	297,300	6,150,697
Bank of Yokohama Ltd.	929,000	6,420,593
Canon, Inc.	287,400	13,318,230
Fast Retailing Co. Ltd.(1)	35,900	3,214,705
Honda Motor Co., Ltd.	300,500	8,612,486
HOYA Corp.(1)	201,100	4,766,757
Japan Tobacco, Inc.	2,603	13,051,244
KDDI Corp.	587	3,628,158
Komatsu Ltd.	397,500	11,272,814
Mitsubishi Corp.	389,400	11,999,547
Mitsui Fudosan Co., Ltd.	170,000	3,459,488
Mitsui OSK Lines Ltd.	611,000	7,538,614
Mitsui Sumitomo Insurance Group Holdings, Inc.*(2)	184,800	6,223,034
Nitto Denko Corp.	145,300	6,233,501
Nomura Holdings, Inc.	450,100	6,771,254
NTT DoCoMo, Inc.	5,931	9,006,285
Shin-Etsu Chemical Co., Ltd.	111,800	5,801,628
Sumitomo Mitsui Financial Group, Inc.	1,201	7,929,840
Sumitomo Trust & Banking Co., Ltd.	901,000	6,219,503
Tokyo Gas Co., Ltd.	798,000	3,233,520
Toyota Motor Corp.	262,900	13,249,342
Yamada Denki Co., Ltd.(1)	47,000	4,071,776
		162,173,016
Jersey (Channel Islands)—0.07%
Experian Group Ltd.	424,357	3,090,315

Luxembourg—0.35%
ArcelorMittal	188,667	15,448,980

Netherlands—0.61%
ASML Holding NV*	506,391	12,149,938
Reed Elsevier NV	317,548	6,058,373
STMicroelectronics NV	293,599	3,123,399
TNT NV	154,207	5,732,192
		27,063,902
Singapore—0.22%
Singapore Telecommunications Ltd.	3,349,000	9,598,089

Spain—0.44%
Banco Santander SA	983,477	19,594,624

Sweden—0.19%
Sandvik AB	481,800	8,387,628

Switzerland—2.69%
Adecco SA	48,890	2,826,180
Alcon, Inc.	35,900	5,106,775
Credit Suisse Group	320,802	16,325,277
Givaudan SA	1,258	1,244,443
Nestle SA	57,584	28,786,949
Novartis AG	447,155	22,929,693
Roche Holding AG	160,313	30,185,069
Straumann Holding AG(1)	16,417	4,687,846
Synthes, Inc.	49,500	6,922,580
		119,014,812
United Kingdom—3.88%
Associated British Foods PLC	720,033	12,502,005
Balfour Beatty PLC	317,023	2,962,900
Barclays PLC	1,944,380	17,603,980
BP PLC	2,709,635	27,435,962
British Sky Broadcasting Group PLC	1,073,443	11,895,927
Cadbury Schweppes PLC	554,665	6,092,218
Carnival PLC	125,918	5,045,937
Cobham PLC	1,497,425	5,942,903

Kingfisher PLC		1,568,627	4,107,986
Prudential PLC		666,754	8,804,235
Rio Tinto PLC		45,496	4,723,715
Scottish & Southern Energy PLC		215,770	6,013,727
Standard Chartered PLC		270,075	9,227,180
Tesco PLC		1,586,141	11,980,972
Vodafone Group PLC		9,582,060	28,692,086
Wolseley PLC		800,415	8,407,444
			171,439,177
Total international equities (cost $836,364,797)			869,226,301
Total equities (cost $2,818,169,595)			2,747,533,245

		Face
		amount
Bonds—14.96%
US bonds—9.89%
US corporate bonds—0.53%
AT&T, Inc.,
6.450%, due 06/15/34		$540,000	527,729
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29		660,000	699,791
Citigroup, Inc.,
5.500%, due 11/18/15	GBP	2,710,000	4,870,686
Computer Sciences Corp.,
3.500%, due 04/15/08		$325,000	324,929
Dominion Resources, Inc.,
Series B,
5.950%, due 06/15/35		420,000	396,619
ERAC USA Finance Co.,
8.000%, due 01/15/11(3)		700,000	746,759
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09		10,325,000	9,836,483
GMAC LLC,
6.875%, due 09/15/11		2,170,000	1,660,840
ICI Wilmington, Inc.,
4.375%, due 12/01/08		600,000	603,107
International Lease Finance Corp.,
3.500%, due 04/01/09		600,000	590,993
MetLife, Inc.,
5.000%, due 11/24/13		700,000	732,924
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31		375,000	455,098
PPL Energy Supply LLC,
Series A,
6.400%, due 11/01/11		825,000	846,943
Verizon New York, Inc.,
Series B,
7.375%, due 04/01/32		975,000	1,019,182
Total US corporate bonds (cost $24,491,159)			23,312,083

Asset-backed securities—0.26%
Conseco Finance,
Series 01-D, Class M2,
4.568%, due 11/15/32(4)		1,163,349	407,172
Countrywide Asset-Backed Certificates,
Series 04-SD1, Class A1,
2.939%, due 06/25/33(3),(4)		183,691	157,855
Fieldstone Mortgage Investment Corp.,
Series 06-S1, Class A,
2.819%, due 01/25/37(3),(4)		2,606,576	729,841
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2,
2.729%, due 12/25/26(4)		2,535,549	760,665
GSAMP Trust,
Series 06-S5, Class A2,
5.658%, due 09/25/36(5),(6)		2,000,000	300,000
Home Equity Mortgage Trust,
Series 06-6, Class 2A1,
2.699%, due 03/25/37(4)		1,129,858	395,450
Series 06-3, Class A1,
5.472%, due 09/25/36(4)		1,206,429	663,536
Series 06-5, Class A1,
5.500%, due 01/25/37(6)		2,138,424	855,370
Series 06-3, Class A2,
5.594%, due 09/25/36(4)		2,250,000	540,000
Series 06-4, Class A1,
5.671%, due 11/25/36(6)		970,717	436,823
Series 06-4, Class A2,
5.730%, due 11/25/36(6)		3,000,000	660,000

IndyMac Seconds Asset Backed Trust,
Series 06-A, Class A,
2.729%, due 06/25/36(4)	962,258	370,788
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1,
3.699%, due 10/25/27(4)	1,165,383	482,906
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1, Class A,
2.779%, due 09/25/36(4)	634,093	269,489
Morgan Stanley Mortgage Loan Trust,
Series 06-14SL, Class A1,
2.759%, due 11/25/36(4)	1,908,627	1,049,745
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1,
2.769%, due 08/25/36(4)	1,907,398	1,030,889
SACO I Trust,
Series 06-5, Class 2A1,
2.749%, due 05/25/36(4),(5)	2,587,661	921,866
Series 06-3, Class A1,
2.779%, due 04/25/36(4)	1,044,206	365,472
Structured Asset Securities Corp.,
Series 05-S7, Class A2,
2.899%, due 12/25/35(3),(4)	1,239,052	1,045,884
Series 03-AL2, Class A,
3.357%, due 01/25/31(3)	164,371	132,967
Terwin Mortgage Trust,
Series 06-1, Class 2M2,
4.250%, due 01/25/37(3),(6)	2,500,000	73,750
Total asset-backed securities (cost $30,554,276)		11,650,468

Collateralized debt obligations—0.16%
G-Force CDO Ltd.,
Series 06-1A, Class A3,
5.600%, due 09/27/46(3),(5)	7,000,000	6,086,719
Rutland Rated Investments,
Series DRYD-1A, Class A6F,
6.957%, due 06/20/13(3)	1,645,000	1,018,101
Total collateralized debt obligations (cost $8,545,092)		7,104,820

Commercial mortgage-backed securities—1.74%
Asset Securitization Corp.,
Series 97-D4, Class B1,
7.525%, due 04/14/29	5,000,000	5,334,979
Banc of America Commercial Mortgage, Inc.,
Series 06-5, Class B,
5.463%, due 09/10/47	2,050,000	1,444,652
Series 06-4, Class C,
5.754%, due 07/10/46(4)	2,050,000	1,506,383
Bear Stearns Commercial Mortgage Securities Trust,
Series 07-PW17, Class C,
2.300%, due 06/20/35	2,500,000	1,727,558
Series 06-PW14, Class B,
5.333%, due 12/11/38(3)	2,150,000	1,430,086
Series 07-PW17, Class A4,
5.694%, due 06/11/50(4)	4,700,000	4,625,898
Series 07-PW16, Class A4,
5.902%, due 06/11/40(4)	5,750,000	5,711,485
Series 07-T28, Class A4,
5.742%, due 09/11/42(4)	5,625,000	5,552,034
Citigroup Commercial Mortgage Trust,
Series 07-C6, Class A4,
5.889%, due 12/10/49(4)	4,000,000	3,969,026
Credit Suisse Mortgage Capital Certificates,
Series 06-C2, Class A3,
5.847%, due 03/15/39(4)	5,350,000	5,375,292
Series 07-C4, Class C,
6.005%, due 09/15/39(3),(4)	1,600,000	1,151,262
Series 06-C3, Class B,
6.021%, due 06/15/38(4)	1,600,000	1,228,029
Series 07-C5, Class B,
6.325%, due 09/15/40(4)	5,007,000	3,772,614
GS Mortgage Securities Corp., II,
Series 06-RR2, Class A1,
5.811%, due 06/23/46(3),(4)	9,025,000	6,619,657
Series 07-GG10, Class C,
5.993%, due 08/10/45(4)	1,600,000	1,065,504
Host Marriott Pool Trust,
Series 99-HMTA, Class A,
6.980%, due 08/03/15(3)	100,101	102,705

JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 06-CB17, Class A4,
5.429%, due 12/12/43		3,500,000	3,429,087
Series 06-LDP8, Class B,
5.520%, due 05/15/45(4)		1,625,000	1,157,109
Series 07-CB20, Class C,
6.403%, due 02/12/51(3),(4)		1,725,000	1,111,280
JPMorgan Commercial Mortgage Finance Corp.,
Series 99-C8, Class A2,
7.400%, due 07/15/31(4)		771,133	781,738
Merrill Lynch Mortgage Trust,
Series 05-LC1, Class A4,
5.291%, due 01/12/44(4)		9,625,000	9,586,480
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 06-3, Class B,
5.525%, due 07/12/46(4)		1,775,000	1,339,986
Series 07-9, Class A4,
5.700%, due 09/12/49		5,875,000	5,784,654
Series 07-8, Class C,
6.156%, due 08/12/49(4)		1,675,000	1,187,418
Prudential Mortgage Capital Funding LLC,
Series 01-ROCK, Class A2,
6.605%, due 05/10/34		1,055,000	1,085,111
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C3, Class A2,
6.592%, due 12/18/33		540,000	552,703
Total commercial mortgage-backed securities (cost $84,873,414)			76,632,730

Mortgage & agency debt securities—4.05%
American Home Mortgage Investment Trust,
Series 06-3, Class 4A,
2.789%, due 11/25/35(4)		1,629,860	1,229,690
Bear Stearns Alt-A Trust,
Series 05-3, Class B1,
5.591%, due 04/25/35(4)		6,957,633	3,339,664
Countrywide Alternative Loan Trust,
Series 05-J2, Class 2A1,
7.500%, due 12/25/34		999,072	783,960
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 03-20, Class 3A2,
4.750%, due 07/25/18		9,061	9,046
Series 06-16, Class M1,
6.251%, due 11/25/36(4)		2,965,499	2,330,659
CS First Boston Mortgage Securities Corp.,
Series 05-10, Class 10A3,
6.000%, due 11/25/35		880,391	774,744
Series 05-9, Class 3A1,
6.000%, due 10/25/35		3,527,713	2,822,171
Federal Home Loan Bank,
2.375%, due 04/30/10		8,900,000	8,915,210
4.625%, due 11/19/10		11,810,000	11,972,671
Federal Home Loan Mortgage Corp. Gold Pools,
# E01345, 5.500%, due 04/01/18		262,084	268,699
# B11810, 5.500%, due 01/01/19		1,315,542	1,348,748
# D96274, 5.500%, due 09/01/23		2,203,230	2,244,840
# C90798, 5.500%, due 02/01/24		3,869,293	3,939,107
# C56030, 6.000%, due 03/01/31		319,515	330,474
# A24844, 6.000%, due 07/01/34		1,160,897	1,194,853
# E01127, 6.500%, due 02/01/17		76,407	80,052
# E92004, 6.500%, due 10/01/17		429,439	449,380
# C20606, 6.500%, due 01/01/29		1,605,463	1,680,902
# C00742, 6.500%, due 04/01/29		46,658	48,892
# G01717, 6.500%, due 11/01/29		901,637	945,079
# G00944, 7.000%, due 06/01/28		144,105	153,102
# G01391, 7.000%, due 04/01/32		1,178,334	1,251,297
Federal Home Loan Mortgage Corp.,
2.375%, due 05/28/10		5,740,000	5,743,140
2.875%, due 04/30/10		3,825,000	3,867,733
3.500%, due 05/29/13(1)		8,490,000	8,546,272
5.250%, due 10/10/12		3,225,000	3,276,513
5.600%, due 10/17/13		1,080,000	1,095,825
5.750%, due 09/15/10	EUR	5,570,000	9,096,570
Federal National Mortgage Association,
2.500%, due 04/09/10	$100,000		100,397
3.625%, due 02/12/13		9,240,000	9,399,612
5.000%, due 10/15/10		3,225,000	3,269,989
5.250%, due 08/01/12		4,040,000	4,236,542
6.000%, due 08/22/16		5,115,000	5,176,989
6.070%, due 05/12/16		3,790,000	3,804,478
Federal National Mortgage Association Grantor Trust,
Series 01-T4, Class A1,
7.500%, due 07/25/41		1,098,064	1,198,597
Federal National Mortgage Association Pools,
# 809205, 4.271%, due 01/01/35(4)		2,809,780	2,836,026

# 809625, 4.659%, due 01/01/35(4)	3,303,615	3,346,332
# 835227, 5.000%, due 08/01/20	9,975,387	10,091,673
# 357351, 5.500%, due 02/01/18	5,911,422	6,067,595
# 244450, 5.500%, due 11/01/23	125,132	128,253
# 705626, 5.500%, due 05/01/33	4,319,279	4,374,360
# 720109, 5.500%, due 07/01/33	4,841,509	4,903,250
# 255182, 5.500%, due 04/01/24	4,365,548	4,443,044
# 829952, 5.500%, due 09/01/24	2,739,326	2,790,026
# 190015, 6.000%, due 09/01/08	130,806	131,831
# 323789, 6.000%, due 06/01/14	669,012	691,121
# 829951, 6.000%, due 07/01/17	1,977,721	2,043,081
# 254403, 6.000%, due 08/01/17	480,751	496,200
# 809903, 6.000%, due 03/01/20	1,993,940	2,054,245
# 810112, 6.000%, due 03/01/20	1,785,043	1,839,030
# 596124, 6.000%, due 11/01/28	100,218	103,592
# 522564, 6.000%, due 07/01/29	489,139	505,602
# 676733, 6.000%, due 01/01/33	1,782,870	1,837,564
# 891332, 6.154%, due 04/01/36(4)	1,127,397	1,146,792
# 313697, 6.500%, due 12/01/10	321,347	324,567
# 629627, 6.500%, due 03/01/17	355,004	372,150
# 652185, 6.500%, due 06/01/17	437,177	458,534
# 650101, 7.000%, due 08/01/32	574,985	611,026
# 754504, 7.000%, due 01/01/34	217,745	228,273
# 578040, 7.500%, due 05/01/31	13,169	14,202
# 653819, 7.500%, due 02/01/33	203,938	220,509
Federal National Mortgage Association Whole Loan,
Series 01-W3, Class A,
7.000%, due 09/25/41(4)	50,410	53,847
Series 04-W11, Class 1A3,
7.000%, due 05/25/44	1,477,692	1,614,460
Series 95-W3, Class A,
9.000%, due 04/25/25	516	577
First Horizon Asset Securities, Inc.,
Series 04-FL1, Class 1A1,
2.869%, due 02/25/35(4)	162,604	150,476
Government National Mortgage Association,
Series 01-35, Class AZ,
6.500%, due 08/20/31	2,462,272	2,573,467
Government National Mortgage Association Pools,
# 2671, 6.000%, due 11/20/28	27,792	28,801
# 495814, 6.000%, due 01/15/29	37,166	38,558
# 2713, 6.000%, due 02/20/29	25,162	26,073
# 422480, 6.500%, due 03/15/26	315,452	330,433
# 781276, 6.500%, due 04/15/31	871,981	911,315
# 491532, 6.500%, due 01/20/34	422,130	439,952
# 338523, 8.000%, due 12/15/22	6,518	7,133
JPMorgan Alternative Loan Trust,
Series 06-A4, Class A7,
6.300%, due 09/25/36(4)	8,000,000	4,268,800
Residential Asset Securitization Trust,
Series 04-IP2, Class B1,
5.394%, due 12/25/34(4)	4,074,860	2,037,430
WaMu Mortgage Pass-Through Certificates,
Series 07-HY1, Class 3A2,
5.881%, due 02/25/37(4)	7,000,000	6,190,552
Wells Fargo Mortgage Backed Securities Trust,
Series 03-18, Class A2,
5.250%, due 12/25/33	3,171,064	3,127,858
Total mortgage & agency debt securities (cost $188,283,235)		178,784,507

Municipal bonds—0.35%
California State Department of Water & Resources Power Supply Revenue Bonds,
Series A,
5.375%, due 05/01/12(7)	1,890,000	2,093,137
Lewisville Independent School District General Obligation Bonds,
PSF-GTD, 5.000%, due 08/15/21	1,510,000	1,577,542
Missouri State Health & Educational Facilities Authority Revenue Bonds,
Series A,
5.000%, due 01/15/37	2,080,000	2,090,130
State of Georgia General Obligation Bonds,
Series E,
5.000%, due 08/01/19	1,890,000	2,052,483
State of Texas General Obligation Bonds,
5.000%, due 04/01/29	2,775,000	2,803,305
Texas Water Development Board Revenue Bonds,
5.000%, due 07/15/25	2,835,000	2,889,659
Triborough Bridge & Tunnel Authority Revenue Bonds,
MBIA-IBC, 5.000%, due 01/01/12(7)	1,890,000	2,034,869
Total municipal bonds (cost $15,487,465)		15,541,125

Stripped mortgage-backed securities—0.01%
Sequoia Mortgage Trust,
Series 04-11, Class XA1, IO,
2.102%, due 12/20/34(4),(5)	17,082,634		255,867
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-17, Class 4AX, IO,
5.500%, due 08/25/35(4),(5)	2,877,028		339,363
Total stripped mortgage-backed securities (cost $1,870,852)			595,230

US government obligations—2.79%
US Treasury Bonds,
4.750%, due 02/15/37(1)	835,000		898,082
8.125%, due 08/15/19	1,805,000		2,514,450
US Treasury Inflation Indexed Bonds (TIPS),
1.750%, due 01/15/28(1)	5,732,540		5,682,827
2.375%, due 04/15/11(1)	22,949,253		24,656,103
US Treasury Notes,
3.250%, due 12/31/09(1)	30,700,000		31,546,645
3.625%, due 12/31/12	17,700,000		18,649,994
4.625%, due 02/15/17(1)	35,655,000		39,161,990
Total US government obligations (cost $122,983,903)			123,110,091
Total US bonds (cost $477,089,396)			436,731,054

International bonds—5.07%
International corporate bonds—1.18%
Germany—0.39%
Kreditanstalt fuer Wiederaufbau,
4.625%, due 10/12/12	EUR	5,020,000	8,142,836
4.750%, due 12/07/10	GBP	2,745,000	5,469,029
Landwirtschaftliche Rentenbank,
6.000%, due 09/15/09	AUD	4,245,000	3,802,385
			17,414,250
Ireland—0.09%
Depfa ACS Bank,
0.750%, due 09/22/08	JPY	200,000,000	2,004,418
GE Capital European Funding,
4.625%, due 08/23/10	EUR	1,190,000	1,885,628
			3,890,046
Italy—0.04%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10	EUR	1,130,000	1,823,294

Luxembourg—0.01%
Telecom Italia Capital SA,
5.250%, due 11/15/13	$325,000		303,677

Netherlands—0.30%
E.ON International Finance BV,
5.125%, due 10/02/12	EUR	1,170,000	1,878,864
Rabobank Nederland,
1.050%, due 01/22/10	JPY	510,000,000	5,134,239
4.125%, due 04/04/12	EUR	4,040,000	6,335,665
			13,348,768
United Kingdom—0.35%
Abbey National PLC,
7.950%, due 10/26/29	$295,000		315,881
Bank of Scotland PLC,
9.375%, due 05/15/21	GBP	1,540,000	3,344,444
Lloyds TSB Bank PLC,
6.625%, due 03/30/15	2,375,000		4,766,647
Royal Bank of Scotland Group PLC ADR,
9.118%, due 12/31/49(8)	$675,000		680,949
Royal Bank of Scotland PLC,
9.625%, due 06/22/15	GBP	1,890,000	4,326,514
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	1,280,000	1,900,987
			15,335,422
Total international corporate bonds (cost $50,001,309)			52,115,457

Foreign government bonds—3.47%
Canada—0.16%
Government of Canada,
5.250%, due 06/01/12	CAD	6,500,000	6,914,463

France—0.31%
French Treasury Note,
3.500%, due 07/12/09	EUR	1,630,000	2,565,359
Government of France,
1.800%, due 07/25/40	2,499,570		3,605,323

4.750%, due 04/25/35	1,500,000		2,401,397
5.500%, due 04/25/29	2,865,000		5,042,961
			13,615,040
Germany—0.67%
Bundesobligation,
3.500%, due 10/10/08	EUR	3,260,000	5,133,549
Deutsche Bundesrepublik,
4.500%, due 07/04/09	9,340,000		14,868,650
4.750%, due 07/04/34	5,920,000		9,604,623
			29,606,822
Italy—0.83%
Republic of Italy,
4.000%, due 02/01/37	EUR	11,500,000	15,549,748
4.500%, due 05/01/09	9,815,000		15,589,334
5.250%, due 08/01/11	3,370,000		5,542,833
			36,681,915
Japan—0.54%
Government of Japan CPI Linked Bond,
1.000%, due 06/10/16	JPY	722,150,000	7,179,481
Government of Japan,
0.600%, due 12/20/08	120,000,000		1,203,372
0.900%, due 06/15/08	1,180,000,000		11,840,474
2.300%, due 06/20/35	360,000,000		3,566,925
			23,790,252
Poland—0.22%
Poland Government Bond,
5.750%, due 09/23/22	PLN	22,400,000	9,824,128

Spain—0.52%
Government of Spain,
5.150%, due 07/30/09	EUR	2,705,000	4,343,972
5.750%, due 07/30/32	4,570,000		8,259,170
6.150%, due 01/31/13	6,000,000		10,411,035
			23,014,177
Sweden—0.07%
Government of Sweden,
6.750%, due 05/05/14	SEK	17,000,000	3,301,379

United Kingdom—0.15%
UK Gilts,
4.750%, due 12/07/38	GBP	440,000	926,863
5.750%, due 12/07/09	2,820,000		5,770,771
			6,697,634
Total foreign government bonds (cost $138,574,930)			153,445,810

Sovereign/supranational bonds—0.42%
Supranational—0.42%
Council of Europe Development Bank,
6.250%, due 01/23/12	AUD	3,700,000	3,279,304
European Investment Bank,
6.250%, due 04/15/14	GBP	2,450,000	5,260,768
5.375%, due 10/15/12	EUR	4,880,000	8,165,972
5.750%, due 09/15/09	AUD	1,900,000	1,698,348
Total sovereign/supranational bonds (cost $17,036,596)			18,404,392
Total international bonds (cost $205,612,835)			223,965,659
Total bonds (cost $682,702,231)			660,696,713

	Shares
Investment companies—18.55%
iShares Russell 2000 Index Fund(1)	250,000		17,127,500
UBS Corporate Bond Relationship Fund(9)	12,920,200		156,369,299
UBS Emerging Markets Equity Relationship Fund(9)	1,347,751		47,478,294
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund(9)	700,000		6,385,960
UBS High Yield Relationship Fund(9)	10,470,877		220,260,132
UBS Small-Cap Equity Relationship Fund(9)	2,816,127		112,619,466
UBS U.S. Securitized Mortgage Relationship Fund(9)	24,894,587		258,965,942
Total investment companies (cost $836,110,219)			819,206,593

Short-term investments—1.67%
Other—1.30%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 3.06%(9),(10) (cost $57,514,967)	57,514,967		57,514,967

	Face amount
US government obligations—0.37%
US Treasury Bills,
2.24%, due 06/19/08(11),(12)
(cost $16,191,353)	$16,275,000		16,232,197
Total short-term investments (cost $73,706,320)			73,747,164

	Shares
Investment of cash collateral from securities loaned—1.77%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 3.06%(9),(10)
(cost $78,325,735)	78,325,735	78,325,735

Total investments—99.16% (cost $4,489,014,100)		4,379,529,450
Cash and other assets, less liabilities—0.84%		37,101,703
Net assets—100.00%		$4,416,631,153

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $4,489,014,100; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$275,710,928
Gross unrealized depreciation	(385,195,578)
Net unrealized depreciation	$(109,484,650)

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2008.
(2)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of this security amounted to $6,223,034 or 0.14% of net assets.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $20,406,866 or 0.46% of net assets.

(4)	Floating rate security — The interest rates shown are the current rates as of March 31, 2008.
(5)	Security is illiquid. At March 31, 2008, the value of these securities amounted to $7,977,565 or 0.18% of net assets.
(6)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(7)	Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date and the date of the prerefunded call.
(8)	Perpetual bond security. The maturity date reflects the next call date.
(9)	Investment in affiliated mutual fund.
(10)	The rate shown reflects the yield at March 31, 2008.
(11)	The rate shown is the effective yield at the date of purchase.
(12)	Security, or a portion thereof, was delivered to cover margin requirements for futures contracts.

ADR	American depositary receipts
CDO	Collateralized debt obligations
CPI	Consumer price index
CS	Credit Suisse
GMAC	General Motors Acceptance Corp.
GSAMP	Goldman Sachs Mortgage Securities Corp.
GS	Goldman Sachs
IO

Interest only security - This security entitles the holder to receive interest from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

Preference shares:	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference share may also have liquidation preference.
TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss.  During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona

Restricted securities

					03/31/08
			Acquisition cost	03/31/08	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets
G-Force CDO, Ltd.,
Series 06-1A, Class A3,
5.600%, due 09/27/46	08/03/06	$6,900,092	0.16%	$6,086,719	0.14%
		$6,900,092	0.16%	$6,086,719	0.14%

(1)  Amount represents less than 0.005%.

Forward foreign currency contracts

UBS Global Allocation Fund had the following forward foreign currency contracts as of March 31, 2008:

					Unrealized
	Contracts	In exchange		Maturity	appreciation/
	to deliver	for		dates	depreciation
Australian Dollar	30,005,000	USD	26,302,683	04/03/08	$(1,115,586)
Australian Dollar	30,005,000	USD	26,885,920	10/03/08	179,203
Canadian Dollar	50,840,000	USD	51,612,780	04/03/08	2,083,651
Canadian Dollar	50,840,000	USD	49,615,926	10/03/08	262,925
Swiss Franc	42,910,000	USD	43,512,077	04/03/08	303,795
Swiss Franc	306,535,000	USD	299,809,152	04/03/08	(8,856,672)
Euro	479,840,000	USD	692,488,586	04/03/08	(65,033,223)
Euro	270,800,000	USD	422,675,201	10/03/08	(780,475)
Great Britain Pound	130,395,000	USD	267,324,093	04/03/08	8,553,912
Great Britain Pound	93,100,000	USD	184,486,401	10/03/08	2,472,487
Japanese Yen	3,184,633,652	EUR	20,245,000	04/03/08	10,087
Japanese Yen	44,827,866,348	USD	451,633,100	04/03/08	1,886,414
Japanese Yen	22,599,800,000	USD	211,751,487	04/03/08	(14,986,612)
Polish Zloty	27,280,000	USD	10,837,869	04/03/08	(1,421,228)
Swedish Krona	1,779,750,000	USD	295,951,012	04/03/08	(3,561,980)
Singapore Dollar	82,215,000	USD	59,541,570	04/03/08	(191,067)
New Taiwan Dollar	774,200,000	USD	25,610,321	05/20/08	(153,604)
United States Dollar	27,589,598	AUD	30,005,000	04/03/08	(171,328)
United States Dollar	49,794,319	CAD	50,840,000	04/03/08	(265,190)
United States Dollar	302,405,781	CHF	349,445,000	04/03/08	49,468,324
United States Dollar	173,284,873	CHF	172,830,000	10/03/08	558,460
United States Dollar	710,444,346	EUR	459,595,000	04/03/08	15,116,749
United States Dollar	36,803,937	GBP	18,775,000	04/03/08	455,238
United States Dollar	224,470,382	GBP	111,620,000	04/03/08	(2,959,376)
United States Dollar	626,782,100	JPY	70,612,300,000	04/03/08	81,653,311
United States Dollar	386,800,751	JPY	38,171,200,000	10/03/08	(520,612)
United States Dollar	11,907,126	PLN	27,280,000	04/03/08	351,971
United States Dollar	279,597,512	SEK	1,779,750,000	04/03/08	19,915,481
United States Dollar	238,788,082	SEK	1,438,500,000	10/03/08	663,473
United States Dollar	57,180,116	SGD	82,215,000	04/03/08	2,552,521
United States Dollar	59,862,734	SGD	82,215,000	10/03/08	202,537
United States Dollar	119,948,792	TWD	3,747,800,000	05/20/08	4,770,965
Net unrealized appreciation on forward foreign currency contracts					$91,444,551

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Global Allocation Fund had the following open futures contracts as of March 31, 2008:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)
US treasury futures sell contracts:
2 Year US Treasury Notes, 621 contracts (USD)	June 2008	$133,299,066	$133,301,531	$(2,465)
5 Year US Treasury Notes, 900 contracts (USD)	June 2008	101,276,748	102,810,938	(1,534,190)

Index futures buy contracts:
Amsterdam Exchanges Index, 508 contracts (EUR)	April 2008	69,451,508	70,890,635	1,439,127
FTSE 100 Index, 988 contracts (GBP)	June 2008	111,571,299	111,946,366	375,067
S&P 500 Index, 462 contracts (USD)	June 2008	147,558,642	152,922,000	5,363,358

Index futures sell contracts:
DAX Index, 180 contracts (EUR)	June 2008	47,831,070	46,852,015	979,055
Nikkei 225 Index, 355 contracts (JPY)	June 2008	44,769,530	44,918,037	(148,507)
S&P Toronto Stock Exchange 60 Index, 287 contracts (CAD)	June 2008	44,010,789	43,942,637	68,152
SPI 200 Index, 367 contracts (AUD)	June 2008	43,082,504	45,388,899	(2,306,395)
Net unrealized appreciation on futures contracts				$4,233,202

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at March 31, 2008 was $35,793,044.

Currency type abbreviations:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

Equities
US equities
Aerospace & defense	0.47%
Air freight & logistics	0.65
Airlines	0.25
Auto components	1.16
Automobiles	0.15
Beverages	0.31
Biotechnology	1.06
Building products	0.60
Capital markets	1.81
Chemicals	0.34
Commercial banks	2.01
Communications equipment	0.66
Computers & peripherals	0.71
Consumer finance	0.44
Diversified consumer services	0.03
Diversified financial services	1.01
Diversified telecommunication services	0.39
Electric utilities	1.61
Energy equipment & services	1.92
Food & staples retailing	0.45
Food products	0.05
Health care equipment & supplies	1.29
Health care providers & services	1.19
Hotels, restaurants & leisure	1.52
Household durables	0.43
Household products	0.09
Industrial conglomerates	1.46
Insurance	1.67
Internet & catalog retail	0.14
Internet software & services	0.32
IT services	0.63
Life sciences tools & services	0.26
Machinery	1.53
Media	2.34
Metals & mining	0.07
Multi-utilities	0.59
Oil, gas & consumable fuels	2.13
Pharmaceuticals	3.56
Real estate management & development	0.04
Road & rail	1.39
Semiconductors & semiconductor equipment	2.55
Software	1.94
Specialty retail	0.29
Textiles, apparel & luxury goods	0.20
Thrifts & mortgage finance	0.28
Wireless telecommunication services	0.54
Total US equities	42.53

International equities
Aerospace & defense	0.13
Air freight & logistics	0.13
Airlines	0.18
Automobiles	0.89
Beverages	0.14
Capital markets	0.52
Chemicals	0.30
Commercial banks	3.03
Commercial services & supplies	0.13
Communications equipment	0.19
Construction & engineering	0.07
Construction materials	0.27
Diversified telecommunication services	0.85
Electric utilities	0.41
Electronic equipment & instruments	0.11
Energy equipment & services	0.07
Food & staples retailing	0.53
Food products	1.07
Gas utilities	0.28
Health care equipment & supplies	0.38
Hotels, restaurants & leisure	0.11
Household products	0.18
Industrial conglomerates	0.34
Insurance	1.27
Machinery	0.63
Marine	0.17
Media	0.41
Metals & mining	0.46
Multi-utilities	0.34
Office electronics	0.30
Oil, gas & consumable fuels	1.32
Pharmaceuticals	1.20
Real estate management & development	0.32
Road & rail	0.20
Semiconductors & semiconductor equipment	0.35
Software	0.27
Specialty retail	0.43
Tobacco	0.30
Trading companies & distributors	0.46
Wireless telecommunication services	0.94
Total international equities	19.68
Total equities	62.21

Bonds
US bonds
US corporate bonds
Chemicals	0.01
Consumer finance	0.27
Diversified financial services	0.11
Diversified telecommunication services	0.04
Electric utilities	0.02
Insurance	0.02
IT services	0.01
Multi-utilities	0.01
Road & rail	0.03
Wireless telecommunication services	0.01
Total US corporate bonds	0.53
Asset-backed securities	0.26
Collateralized debt obligations	0.16
Commercial mortgage-backed securities	1.74
Mortgage & agency debt securities	4.05
Municipal bonds	0.35
Stripped mortgage-backed securities	0.01
US government obligations	2.79
Total US bonds	9.89
International bonds
International corporate bonds
Commercial banks	1.04
Diversified financial services	0.04
Diversified telecommunication services	0.01
Electric utilities	0.04
Thrifts & mortgage finance	0.01
Wireless telecommunication services	0.04
Total international corporate bonds	1.18

Foreign government bonds	3.47
Sovereign/supranational bonds	0.42
Total international bonds	5.07
Total bonds	14.96

Investment companies
iShares Russell 2000 Index Fund	0.39
UBS Corporate Bond Relationship Fund	3.54
UBS Emerging Markets Equity Relationship Fund	1.08
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	0.14
UBS High Yield Relationship Fund	4.99
UBS Small-Cap Equity Relationship Fund	2.55
UBS U.S. Securitized Mortgage Relationship Fund	5.86
Total investment companies	18.55
Short-term investments	1.67
Investment of cash collateral from securities loaned	1.77
Total investments	99.16
Cash and other assets, less liabilities	0.84
Net assets	100.00%

(1)   Figures represent the industry breakdown of direct investments of the UBS Global Allocation Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Frontier Fund — Portfolio of investments

March 31, 2008 (unaudited)

		Face
		amount	Value
Bonds — 11.97%
US bonds — 6.37%
Asset-backed securities — 0.17%
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2,
2.729%, due 12/25/26(1)		$54,724	$16,417
GSAMP Trust,
Series 06-S4, Class A1,
2.689%, due 05/25/36(1)		114,877	92,313
Home Equity Mortgage Trust,
Series 06-3, Class A1,
5.472%, due 09/25/36(1)		23,201	12,760
Series 06-5, Class A1,
5.500%, due 01/25/37(2)		30,769	12,308
IndyMac Seconds Asset Backed Trust,
Series 06-A, Class A,
2.729%, due 06/25/36(1),(2)		13,365	5,150
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1,
3.699%, due 10/25/27(1)		27,192	11,268
SACO I, Trust,
Series 06-5, Class 2A1,
2.749%, due 05/25/36(1),(3)		21,745	7,747
Series 06-3, Class A1,
2.779%, due 04/25/36(1)		28,222	9,878
Structured Asset Securities Corp.,
Series 05-S7, Class A2,
2.899%, due 12/25/35(1),(4)		49,562	41,835
Total asset-backed securities (cost $310,911)			209,676

Commercial mortgage-backed securities — 0.71%
Banc of America Commercial Mortgage, Inc.,
Series 07-4, Class A4,
5.745%, due 02/10/51(1)		250,000	248,587
Series 06-3, Class A4,
5.889%, due 07/10/44(1)		125,000	126,735
Bear Stearns Commercial Mortgage Securities Trust,
Series 07-PW16, Class A4,
5.713%, due 06/11/40(1)		150,000	148,995
Series 07-T28, Class A4,
5.742%, due 09/11/42(1)		125,000	123,379
Credit Suisse Mortgage Capital Certificates,
Series 07-C5, Class B,
6.134%, due 09/15/40(1)		150,000	113,020
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 07-9, Class A4,
5.700%, due 09/12/49		125,000	123,078
Total commercial mortgage-backed securities (cost $922,493)			883,794

Mortgage & agency debt securities — 2.57%
American Home Mortgage Investment Trust,
Series 06-3, Class 4A,
2.789%, due 11/25/35(1)		34,313	25,888
Federal Home Loan Bank,
4.625%, due 11/19/10		255,000	258,513
Federal Home Loan Mortgage Corp.,
2.375%, due 05/28/10		145,000	145,079
2.875%, due 04/30/10		100,000	101,117
3.250%, due 02/25/11		490,000	497,153
3.500%, due 05/29/13		130,000	130,862
5.750%, due 09/15/10	EUR	110,000	179,645
Federal National Mortgage Association,
2.500%, due 04/09/10		$15,000	15,060
2.750%, due 04/11/11		290,000	289,824
3.625%, due 02/12/13		130,000	132,246
5.000%, TBA		220,000	217,731
6.000%, due 08/22/16		1,030,000	1,042,483
Government National Mortgage Association,
5.000%, TBA		150,000	150,193
Total mortgage & agency debt securities (cost $3,139,116)			3,185,794

US government obligations — 2.92%
US Treasury Bonds,
4.750%, due 02/15/37		195,000	209,732
8.125%, due 08/15/19		35,000	48,757
US Treasury Inflation Indexed Bonds (TIPS),
1.750%, due 01/15/28		156,159	154,805
2.375%, due 04/15/11		642,941	690,760
US Treasury Notes,
3.250%, due 12/31/09		115,000	118,171
3.625%, due 12/31/12		1,220,000	1,285,480
4.625%, due 07/31/12		200,000	218,625
4.625%, due 02/15/17		815,000	895,162
Total US government obligations (cost $3,588,137)			3,621,492
Total US bonds (cost $7,960,657)			7,900,756

International bonds — 5.60%
International corporate bonds — 1.13%
Germany — 0.59%
Kreditanstalt fuer Wiederaufbau,
1.350%, due 01/20/14	JPY	39,000,000	398,864
4.625%, due 10/12/12	EUR	120,000	194,650
4.750%, due 12/07/10	GBP	70,000	139,465
			732,979
Ireland — 0.04%
GE Capital European Funding,
4.625%, due 08/23/10	EUR	30,000	47,537

Italy — 0.04%
Intesa Sanpaolo SpA,
6.375%, due 04/06/10	EUR	30,000	48,406

Netherlands — 0.33%
E.ON International Finance BV,
5.125%, due 10/02/12	EUR	30,000	48,176
Rabobank Nederland,
1.050%, due 01/22/10	JPY	15,000,000	151,007
4.125%, due 04/04/12	EUR	130,000	203,870
			403,053
United Kingdom — 0.13%
Bank of Scotland PLC,
9.375%, due 05/15/21	GBP	40,000	86,869
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	50,000	74,257
			161,126
Total international corporate bonds (cost $1,283,098)			1,393,101

Foreign government bonds — 4.04%
Austria — 0.19%
Republic of Austria,
5.250%, due 01/04/11	EUR	145,000	238,201

Canada — 0.12%
Government of Canada,
5.250%, due 06/01/12	CAD	145,000	154,246

France — 0.74%
French Treasury Note,
3.000%, due 07/12/08	EUR	405,000	637,392
Government of France,
1.800%, due 07/25/40	77,466		111,735
4.750%, due 04/25/35	80,000		128,075
5.500%, due 04/25/29	25,000		44,005
			921,207
Germany — 0.76%
Bundesobligation,
3.500%, due 10/10/08	EUR	220,000	346,436
Bundesschatzanweisungen,
3.750%, due 12/12/08	40,000		63,082
Deutsche Bundesrepublik,
4.500%, due 07/04/09	285,000		453,701
6.250%, due 01/04/24	40,000		76,339
			939,558
Italy — 0.97%
Republic of Italy,
4.000%, due 02/01/37	EUR	190,000	256,909
4.500%, due 05/01/09	250,000		397,079
6.500%, due 11/01/27	290,000		553,182
			1,207,170
Japan — 0.26%
Government of Japan,
0.600%, due 12/20/08	JPY	13,000,000	130,365
1.900%, due 06/20/25	1,000,000		9,997
Government of Japan CPI Linked Bond,
1.000%, due 06/10/16	6,060,000		60,248
1.200%, due 06/10/17	12,132,000		121,722
			322,332
Netherlands — 0.16%
Government of Netherlands,
4.000%, due 01/15/37	EUR	140,000	198,352

Poland — 0.24%
Poland Government Bond,
5.750%, due 09/23/22	PLN	670,000	293,847

Spain — 0.28%
Government of Spain,
5.150%, due 07/30/09	EUR	100,000	160,590
5.750%, due 07/30/32	100,000		180,726
			341,316

Sweden — 0.09%
Government of Sweden,
6.750%, due 05/05/14	SEK	560,000	108,751

United Kingdom — 0.23%
UK Gilts,
4.250%, due 12/07/27	GBP	65,000	123,639
4.750%, due 03/07/20	50,000		101,474
4.750%, due 12/07/38	30,000		63,195
			288,308
Total foreign government bonds (cost $4,595,122)			5,013,288

Sovereign/supranational bonds — 0.43%
Supranational — 0.43%
Council of Europe Development Bank
6.250%, due 01/23/12	AUD	160,000	141,808
European Investment Bank,
5.375%, due 10/15/12	EUR	170,000	284,470
6.250%, due 04/15/14	GBP	50,000	107,363
Total sovereign/supranational bonds (cost $503,841)			533,641
Total international bonds (cost $6,382,061)			6,940,030
Total bonds (cost $14,342,718)			14,840,786

	Shares
Investment companies — 88.08%
iShares MSCI Emerging Markets Index Fund	8,300		1,115,354
UBS Corporate Bond Relationship Fund(5)	336,610		4,073,894
UBS High Yield Relationship Fund(5)	301,761		6,347,692
UBS International Equity Relationship Fund(5)	1,353,688		25,334,677
UBS U.S. Large Cap Equity Relationship Fund(5)	2,785,089		53,111,081
UBS U.S. Large Cap Growth Equity Relationship Fund(5)	627,582		7,441,684
UBS U.S. Securitized Mortgage Relationship Fund(5)	1,133,431		11,790,512
Total investment companies (cost $118,493,810)			109,214,894

	Face amount
Short-term investments — 0.26%
US government obligations — 0.26%
US Treasury Bills,
2.44%, due on 06/19/08(6),(7) (cost $318,187)	$320,000		$319,158

Total investments— 100.31% (cost $133,154,715)			124,374,838
Liabilities, in excess of cash and other assets — (0.31)%			(384,619)
Net assets — 100.00%			$123,990,219

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $133,154,715; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$770,514
Gross unrealized depreciation	(9,550,391)
Net unrealized depreciation	$(8,779,877)

(1)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(2)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008.
Maturity date disclosed is the ultimate maturity date.
(3)	Security is illiquid. At March 31, 2008, the value of this security amounted to $5,150 or less than 0.005% of net assets.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of this security amounted to $41,835 or 0.03% of net assets.

(5)	Investment in affiliated mutual fund.
(6)	The rate shown is the effective yield at the date of purchase.
(7)	Security, or a portion thereof, was delivered to cover margin requirements for futures contracts.

GSAMP	Goldman Sachs Mortgage Securities Corp.
CPI	Consumer Price Index
TBA

Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona

Forward foreign currency contracts

UBS Global Frontier Fund had the following open forward foreign currency contracts as of March 31, 2008:

Contracts to deliver		In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Canadian Dollar	1,005,000	USD	1,026,296	04/03/08	$47,210
Canadian Dollar	1,005,000	USD	980,803	10/03/08	5,198
Swiss Franc	1,225,000	USD	1,244,160	04/03/08	10,645
Swiss Franc	6,120,000	USD	5,103,884	04/03/08	(42,947)
Euro	8,555,000	USD	12,366,151	04/03/08	(1,139,599)
Euro	5,755,000	USD	9,009,539	10/03/08	10,324
Great Britain Pound	375,000	USD	732,649	04/03/08	(11,543)
Great Britain Pound	1,830,000	USD	3,751,701	04/03/08	120,048
Great Britain Pound	1,960,000	USD	3,883,924	10/03/08	52,052
Japanese Yen	224,200,000	USD	2,173,253	04/03/08	(76,089)
Japanese Yen	1,108,329,050	USD	11,171,310	04/03/08	51,724
Polish Zloty	850,000	USD	337,690	04/03/08	(44,283)
Polish Zloty	850,000	USD	373,354	10/03/08	(1,690)
Swedish Krona	35,140,000	USD	5,877,175	04/03/08	(36,513)
Singapore Dollar	1,510,000	USD	1,093,569	04/03/08	(3,509)
United States Dollar	984,329	CAD	1,005,000	04/03/08	(5,242)
United States Dollar	6,372,679	CHF	7,345,000	04/03/08	1,023,379
United States Dollar	5,098,383	CHF	5,085,000	10/03/08	16,431
Japanese Yen	124,270,950	EUR	790,000	04/03/08	391
United States Dollar	3,021,854	EUR	2,010,000	04/03/08	151,327
United States Dollar	9,098,022	EUR	5,755,000	04/03/08	(12,623)
United States Dollar	4,436,044	GBP	2,205,000	04/03/08	(60,199)
United States Dollar	12,981,678	JPY	1,456,800,000	04/03/08	1,634,029
United States Dollar	10,019,672	JPY	988,100,000	10/03/08	(20,421)
United States Dollar	380,143	PLN	850,000	04/03/08	1,830
United States Dollar	5,517,840	SEK	35,140,000	04/03/08	395,848
United States Dollar	5,167,517	SEK	31,130,000	10/03/08	14,358
United States Dollar	1,050,197	SGD	1,510,000	04/03/08	46,881
United States Dollar	1,099,468	SGD	1,510,000	10/03/08	3,720
United States Dollar	2,694,831	TWD	84,200,000	05/20/08	107,187
Net unrealized appreciation on forward foreign currency contracts					$2,237,924

Currency type abbreviations:
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts

UBS Global Frontier Fund had the following open futures contracts as of March 31, 2008:

	Expiration dates	Cost/ proceeds	Value	Unrealized appreciation/ (depreciation)
US treasury futures sell contracts:
5 Year US Treasury Notes, 30 contracts (USD)	June 2008	$3,375,891	$3,427,031	$(51,140)

Index futures buy contracts:
Amsterdam Exchanges Index, 14 contracts (EUR)	April 2008	1,914,018	1,953,679	39,661
FTSE 100 Index, 27 contracts (GBP)	June 2008	3,049,013	3,059,263	10,250
Russell 2000 Index, 12 contracts (USD)	June 2008	3,881,442	4,140,000	258,558

Index futures sell contracts:
DAX Index, 5 contracts (EUR)	June 2008	1,328,641	1,301,445	27,196
Nikkei 225 Index, 10 contracts (JPY)	June 2008	1,261,114	1,265,297	(4,183)
S&P Toronto Stock Exchange 60 Index, 8 contracts (CAD)	June 2008	1,227,137	1,224,882	2,255
SPI 200 Index, 10 contracts (AUD)	June 2008	1,173,910	1,236,755	(62,845)
Net unrealized appreciation on futures contracts				$219,752

The segregated aggregate market value of securities and cash collateral delivered to cover margin requirements for the open futures positions at March 31, 2008 was $995,301.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

Bonds
US bonds
Asset-backed securities	0.17%
Commercial mortgage-backed securities	0.71
Mortgage & agency debt securities	2.57
US government obligations	2.92
Total US bonds	6.37

International bonds
International corporate bonds
Commercial banks	0.92
Electric utilities	0.04
Diversified financial services	0.04
Thrifts & mortgage finance	0.07
Wireless telecommunication services	0.06
Total international corporate bonds	1.13
Foreign government bonds	4.04
Sovereign/supranational bonds	0.43
Total international bonds	5.60
Total bonds	11.97

Investment companies
iShares MSCI Emerging Markets Index Fund	0.90
UBS Corporate Bond Relationship Fund	3.29
UBS High Yield Relationship Fund	5.12
UBS International Equity Relationship Fund	20.43
UBS U.S. Large Cap Equity Relationship Fund	42.83
UBS U.S. Large Cap Growth Equity Relationship Fund	6.00
UBS U.S. Securitized Mortgage Relationship Fund	9.51
Total investment companies	88.08
Short-term investment	0.26
Total investments	100.31
Liabilities, in excess of cash and other assets	(0.31)
Net assets	100.00%

(1)   Figures represent the industry breakdown of direct investments of the UBS Global Frontier Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Equity Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 87.03%
US equities — 43.54%
Aflac, Inc.	46,900	$3,046,155
Allergan, Inc.	60,900	3,434,151
Amgen, Inc.*	58,800	2,456,664
Analog Devices, Inc.	76,200	2,249,424
Burlington Northern Santa Fe Corp.	54,100	4,989,102
Carnival Corp.	85,800	3,473,184
Cephalon, Inc.*	26,500	1,706,600
Chico’s FAS, Inc.*	37,200	264,492
Citigroup, Inc.	265,900	5,695,578
Coach, Inc.*	87,900	2,650,185
Comcast Corp., Class A	203,100	3,927,954
Constellation Brands, Inc., Class A*	71,800	1,268,706
Discover Financial Services(1)	119,650	1,958,670
ENSCO International, Inc.	38,200	2,392,084
EOG Resources, Inc.	24,200	2,904,000
Exelon Corp.	48,100	3,909,087
FedEx Corp.	50,300	4,661,301
Fortune Brands, Inc.	38,500	2,675,750
Freddie Mac(1)	77,900	1,972,428
Genzyme Corp.*	50,100	3,734,454
Halliburton Co.	101,900	4,007,727
Illinois Tool Works, Inc.	103,200	4,977,336
Intel Corp.	272,100	5,763,078
Intuit, Inc.*	79,300	2,141,893
Johnson Controls, Inc.	69,200	2,338,960
Masco Corp.(1)	115,000	2,280,450
Medco Health Solutions, Inc.*(1)	47,600	2,084,404
Medtronic, Inc.	55,100	2,665,187
Merck & Co., Inc.	110,200	4,182,090
Millipore Corp.*	26,600	1,793,106
Morgan Stanley	134,200	6,132,940
News Corp., Class A	189,400	3,551,250
NiSource, Inc.	184,600	3,182,504
PACCAR, Inc.	39,900	1,795,500
Peabody Energy Corp.(1)	48,200	2,458,200
Principal Financial Group, Inc.	43,800	2,440,536
R.H. Donnelley Corp.*	46,400	234,784
Sempra Energy	48,000	2,557,440
Southwest Airlines Co.	142,600	1,768,240
Sprint Nextel Corp.(1)	360,253	2,410,093
Symantec Corp.*	248,865	4,136,136
SYSCO Corp.	145,000	4,207,900
Wells Fargo & Co.	216,200	6,291,420
Wyeth	150,100	6,268,176
Xilinx, Inc.	137,800	3,272,750
Yahoo!, Inc.*	82,100	2,375,153

Total US equities (cost $135,114,978)		144,687,222

International equities — 43.49%
Australia — 0.94%
QBE Insurance Group Ltd.	154,018	3,134,964

Austria — 0.77%
Telekom Austria AG	123,003	2,545,443

Canada — 0.58%
Canadian Pacific Railway Ltd.	30,100	1,935,408

France — 6.03%
AXA SA	140,948	5,100,902
France Telecom SA	158,404	5,325,933
Technip SA	34,460	2,666,887
Total SA	93,604	6,960,301
		20,054,023
Germany — 2.68%
Daimler AG(1)	47,298	4,040,599
Metro AG	29,767	2,403,317
Siemens AG	22,638	2,456,748
		8,900,664
Hong Kong — 2.49%
Bank of East Asia Ltd.	410,600	2,052,095
Esprit Holdings Ltd.	258,300	3,095,436
Sun Hung Kai Properties Ltd.	198,000	3,118,444
		8,265,975
Ireland — 2.59%
Bank of Ireland	336,686	5,012,478
CRH PLC	94,226	3,581,741
		8,594,219
Japan — 8.66%
Canon, Inc.	57,000	2,641,403
Chugai Pharmaceutical Co., Ltd.(1)	151,600	1,716,351
Honda Motor Co., Ltd.	78,600	2,252,717
Japan Tobacco, Inc.	724	3,630,081
Komatsu Ltd.	97,700	2,770,702
Matsushita Electric Industrial Co., Ltd.	114,000	2,477,019
Nitto Denko Corp.	37,300	1,600,204
Nomura Holdings, Inc.	264,500	3,979,108
NTT DoCoMo, Inc.	2,264	3,437,907
Shionogi & Co., Ltd.	117,000	2,001,009
Sumitomo Corp.	169,800	2,281,031
		28,787,532

Jersey (Channel Islands) — 0.23%
Experian Group Ltd.	103,778	755,747

Luxembourg — 1.86%
ArcelorMittal	75,655	6,195,003

Netherlands — 1.87%
ASML Holding NV*	81,562	1,962,738
Koninklijke Ahold NV*	287,104	4,260,005
		6,222,743
Spain — 0.98%
Banco Santander SA	163,291	3,253,381

Switzerland — 5.22%
Adecco SA	50,113	2,896,877
Givaudan SA	2,380	2,354,352
Nestle SA	11,289	5,643,510
Roche Holding AG	34,251	6,449,064
		17,343,803
United Kingdom — 8.59%
Associated British Foods PLC	168,643	2,928,165
Barclays PLC	546,192	4,945,100
BP PLC	563,727	5,707,925
British Sky Broadcasting Group PLC	327,645	3,630,971
HSBC Holdings PLC	261,092	4,300,162
Tesco PLC	516,039	3,897,919
Tullow Oil PLC	240,043	3,146,209
		28,556,451
Total international equities (cost $124,822,772)		144,545,356
Total equities (cost $259,937,750)		289,232,578

Investment companies — 8.79%
UBS Emerging Markets Equity Completion Relationship Fund	1,701,242	25,079,022
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	230,000	2,098,244
UBS U.S. Smaller Cap Equity Completion Relationship Fund	220,000	2,041,842
Total investment companies (cost $20,546,961)		29,219,108

Short-term investment — 0.32%
Other — 0.32%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(2),(3) (cost $1,059,634)	1,059,634	1,059,634

Investment of cash collateral from securities loaned — 1.30%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(2),(3) (cost $4,305,476)	4,305,476	4,305,476

Total investments — 97.44% (cost $285,849,821)		323,816,796
Cash and other assets, less liabilities — 2.56%		8,524,368
Net assets — 100.00%		$332,341,164

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $285,849,821; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$51,777,522
Gross unrealized depreciation	(13,810,547)
Net unrealized appreciation	$37,966,975

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2008.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March, 2008.

Forward foreign currency contracts

UBS Global Equity Fund had the following open forward foreign currency contracts as of March 31, 2008:

					Unrealized
	Contracts			Maturity	appreciation/
	to deliver	In exchange for		dates	(depreciation)
Australian Dollar	4,700,000	USD	4,426,347	04/03/08	$131,534
Australian Dollar	5,920,000	USD	5,304,304	04/03/08	(105,333)
Canadian Dollar	7,195,000	USD	7,496,939	04/03/08	487,457
Canadian Dollar	3,925,000	USD	3,830,498	10/03/08	20,299
Swiss Franc	3,115,000	USD	3,158,707	04/03/08	22,054
Swiss Franc	29,725,000	USD	28,803,787	04/03/08	(1,127,841)
Swiss Franc	1,825,000	USD	1,827,811	10/03/08	(7,889)
Euro	33,445,000	USD	48,639,453	04/03/08	(4,160,057)
Euro	19,720,000	USD	30,779,745	10/03/08	(56,835)
Great Britain Pound	2,105,000	USD	4,161,391	04/03/08	(16,003)
Great Britain Pound	11,495,000	USD	23,566,014	04/03/08	754,072
Great Britain Pound	8,585,000	USD	17,011,984	10/03/08	227,995
Hong Kong Dollar	40,615,000	USD	5,210,512	04/03/08	(8,326)
Hong Kong Dollar	23,540,000	USD	3,035,880	10/03/08	95
Japanese Yen	327,193,776	EUR	2,080,000	04/03/08	1,036
Japanese Yen	2,239,606,224	USD	22,584,738	04/03/08	115,333
Japanese Yen	2,478,300,000	USD	22,972,947	04/03/08	(1,891,212)
Norwegian Krone	8,770,000	USD	1,725,699	04/03/08	3,652
Swedish Krona	142,330,000	USD	23,684,763	04/03/08	(267,862)
Singapore Dollar	10,320,000	USD	7,418,427	04/03/08	(79,485)
United States Dollar	3,395,488	AUD	3,705,000	04/03/08	(9,896)
United States Dollar	6,062,942	AUD	6,915,000	04/03/08	255,916
United States Dollar	798,699	CAD	820,000	04/03/08	158
United States Dollar	6,311,840	CAD	6,375,000	04/03/08	(101,215)
United States Dollar	527,509	CAD	540,000	10/03/08	(3,303)
United States Dollar	28,419,367	CHF	32,840,000	04/03/08	4,648,914
United States Dollar	15,250,031	CHF	15,210,000	10/03/08	49,148
United States Dollar	48,328,195	EUR	31,365,000	04/03/08	1,187,626
United States Dollar	6,437,544	GBP	3,275,000	04/03/08	61,727
United States Dollar	20,840,785	GBP	10,325,000	04/03/08	(350,720)
United States Dollar	5,232,855	HKD	40,615,000	04/03/08	(14,017)
United States Dollar	44,950,808	JPY	5,045,100,000	04/03/08	5,665,409
United States Dollar	19,046,577	JPY	1,879,600,000	10/03/08	(25,636)
United States Dollar	1,709,652	NOK	8,770,000	04/03/08	12,394
United States Dollar	1,694,637	NOK	8,770,000	10/03/08	(3,175)
United States Dollar	22,359,946	SEK	142,330,000	04/03/08	1,592,679
United States Dollar	19,395,203	SEK	116,840,000	10/03/08	53,890
United States Dollar	7,177,508	SGD	10,320,000	04/03/08	320,404
United States Dollar	5,806,791	SGD	7,975,000	10/03/08	19,646
Net unrealized appreciation on forward foreign currency contracts					$7,402,633

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Industry diversification (unaudited) (1)

As a percentage of net assets as of March 31, 2008

Equities
US equities
Air freight & logistics	1.40%
Airlines	0.53
Auto components	0.70
Beverages	0.38
Biotechnology	2.38
Building products	0.69
Capital markets	1.85
Commercial banks	1.89
Consumer finance	0.59
Diversified financial services	1.71
Electric utilities	1.18
Energy equipment & services	1.93
Food & staples retailing	1.27
Health care equipment & supplies	0.80
Health care providers & services	0.63
Hotels, restaurants & leisure	1.04
Household durables	0.80
Insurance	1.65
Internet software & services	0.71
Life sciences tools & services	0.54
Machinery	2.04
Media	2.32
Multi-utilities	1.73
Oil, gas & consumable fuels	1.61
Pharmaceuticals	4.19
Road & rail	1.50
Semiconductors & semiconductor equipment	3.40
Software	1.89
Specialty retail	0.08
Textiles, apparel & luxury goods	0.80
Thrifts & mortgage finance	0.59
Wireless telecommunication services	0.72
Total US equities	43.54

International equities
Automobiles	1.89
Capital markets	1.20
Chemicals	1.19
Commercial banks	5.89
Commercial services & supplies	1.10
Construction materials	1.08
Diversified telecommunication services	2.37
Energy equipment & services	0.80
Food & staples retailing	3.18
Food products	2.58
Household durables	0.75
Industrial conglomerates	0.74

Insurance	2.48
Machinery	0.83
Media	1.09
Metals & mining	1.86
Office electronics	0.79
Oil, gas & consumable fuels	4.76
Pharmaceuticals	3.06
Real estate management & development	0.94
Road & rail	0.58
Semiconductors & semiconductor equipment	0.59
Specialty retail	0.93
Tobacco	1.09
Trading companies & distributors	0.69
Wireless telecommunication services	1.03
Total international equities	43.49
Total equities	87.03

Investment companies
UBS Emerging Markets Equity Completion Relationship Fund	7.55
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	0.63
UBS U.S. Smaller Cap Equity Completion Relationship Fund	0.61
Total investment companies	8.79
Short-term investment	0.32
Investment of cash collateral from securities loaned	1.30
Total investments	97.44
Cash and other assets, less liabilities	2.56
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Equity Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS International Equity Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
International equities — 87.17%
Australia — 2.41%
National Australia Bank Ltd.	45,289	$1,254,108
Qantas Airways Ltd.	432,415	1,557,467
QBE Insurance Group Ltd.	59,795	1,217,099
		4,028,674
Austria — 0.62%
Telekom Austria AG	50,424	1,043,482

Canada — 3.79%
Canadian National Railway Co.(1)	31,200	1,512,810
Manulife Financial Corp.(1)	32,500	1,244,021
Toronto-Dominion Bank Ltd.(1)	34,100	2,096,596
TransCanada Corp.(1)	38,800	1,494,997
		6,348,424
Finland — 0.85%
Nokia Oyj	44,698	1,422,002

France — 8.06%
AXA SA	45,083	1,631,552
France Telecom SA(1)	107,647	3,619,358
Suez SA	38,301	2,516,387
Technip SA	7,016	542,974
Total SA	69,784	5,189,069
		13,499,340
Germany — 10.35%
Allianz SE	11,124	2,205,680
Daimler AG(1)	34,206	2,922,168
Deutsche Postbank AG	9,489	906,661
E.ON AG	10,785	1,995,644
Henkel KGaA, Preference shares	33,278	1,537,792
MAN AG	10,045	1,333,022
Metro AG	23,901	1,929,711
SAP AG	40,226	1,998,552
Siemens AG	23,033	2,499,614
		17,328,844
Greece — 1.18%
Alpha Bank AE	40,214	1,338,945
National Bank of Greece SA	12,093	642,045
		1,980,990
Hong Kong — 1.84%
Esprit Holdings Ltd.	109,100	1,307,441
Sun Hung Kai Properties Ltd.	113,000	1,779,718
		3,087,159
Ireland — 2.78%
Bank of Ireland	138,693	2,064,819
CRH PLC	52,344	1,989,712
Irish Life & Permanent PLC	30,707	600,893
		4,655,424
Italy — 2.00%
Intesa Sanpaolo SpA	270,296	1,910,108
Unicredit SpA	214,336	1,432,828
		3,342,936
Japan — 16.34%
Asahi Breweries Ltd.	49,900	1,032,357
Bank of Yokohama Ltd.	156,000	1,078,162
Canon, Inc.	47,100	2,182,633
Fast Retailing Co., Ltd.(1)	6,000	537,277
Honda Motor Co., Ltd.	50,200	1,438,758
HOYA Corp.(1)	38,700	917,322
Japan Tobacco, Inc.	444	2,226,182
KDDI Corp.	113	698,436
Komatsu Ltd.	66,700	1,891,564
Mitsubishi Corp.	65,100	2,006,088
Mitsui Fudosan Co., Ltd.	28,000	569,798
Mitsui OSK Lines Ltd.	103,000	1,270,830
Mitsui Sumitomo Insurance Group Holdings, Inc.*(2)	30,900	1,040,540
Nitto Denko Corp.	24,300	1,042,492
Nomura Holdings, Inc.	75,600	1,137,318
NTT DoCoMo, Inc.	997	1,513,955
Shin-Etsu Chemical Co., Ltd.	18,700	970,398
Sumitomo Mitsui Financial Group, Inc.	201	1,327,142
Sumitomo Trust & Banking Co., Ltd.	151,000	1,042,336
Tokyo Gas Co., Ltd.	133,000	538,920
Toyota Motor Corp.	44,100	2,222,503
Yamada Denki Co., Ltd.(1)	7,830	678,340
		27,363,351
Jersey (Channel Islands) — 0.31%
Experian Group Ltd.	70,678	514,702

Luxembourg — 1.55%
ArcelorMittal	31,672	2,593,459

Netherlands — 2.69%
ASML Holding NV	84,688	2,021,445
Reed Elsevier NV	53,011	1,011,376
STMicroelectronics NV	48,898	520,192
TNT NV	25,746	957,032
		4,510,045
Singapore — 0.96%
Singapore Telecommunications Ltd.	562,000	1,610,668

Spain — 1.96%
Banco Santander SA	164,557	3,278,605

Sweden — 0.90%
Sandvik AB	86,700	1,509,355

Switzerland — 11.40%
Adecco SA	7,456	431,008
Credit Suisse Group	52,851	2,689,532
Givaudan SA	192	189,931
Nestle SA	9,758	4,878,144

Novartis AG	75,062	3,849,110
Roche Holding AG	26,913	5,067,404
Straumann Holding AG(1)	2,854	814,955
Synthes, Inc.	8,310	1,162,154
		19,082,238
United Kingdom — 17.18%
Associated British Foods PLC	121,634	2,111,943
Balfour Beatty PLC	52,722	492,740
Barclays PLC	325,345	2,945,601
BP PLC	453,589	4,592,741
British Sky Broadcasting Group PLC	180,196	1,996,937
Cadbury Schweppes PLC	93,112	1,022,705
Carnival PLC	19,477	780,506
Cobham PLC	251,364	997,600
Kingfisher PLC	301,328	789,130
Prudential PLC	111,923	1,477,901
Rio Tinto PLC	7,591	788,151
Scottish & Southern Energy PLC	36,027	1,004,109
Standard Chartered PLC	45,138	1,542,151
Tesco PLC	265,270	2,003,726
Vodafone Group PLC	1,604,071	4,803,158
Wolseley PLC	134,365	1,411,351
		28,760,450
Total international equities (cost $114,581,295)		145,960,148

Investment companies — 9.18%
UBS Emerging Markets Equity Completion Relationship Fund(3)	888,271	13,094,537
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund(3)	250,000	2,280,700
Total investment companies (cost $11,705,695)		15,375,237

Short-term investment — 0.65%
Other — 0.65%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(3),(4) (cost $1,086,718)	1,086,718	1,086,718

Investment of cash collateral from securities loaned — 6.98%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(3),(4) (cost $11,684,320)	11,684,320	11,684,320

Total investments — 103.98% (cost $139,058,028)		174,106,423
Liabilities, in excess of cash and other assets — (3.98)%		(6,663,166)
Net assets — 100.00%		$167,443,257

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $139,058,028; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$38,930,811
Gross unrealized depreciation	(3,882,416)
Net unrealized appreciation	$35,048,395

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2008.
(2)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of this security amounted to $1,040,540 or 0.62% of net assets.
(3)	Investment in affiliated mutual fund.
(4)	The rate shown reflects the yield at March 31, 2008.

Preference shares — A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts

UBS International Equity Fund had the following open forward foreign currency contracts as of March 31, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Australian Dollar	3,095,000	USD	2,825,859	04/03/08	$(2,321)
Canadian Dollar	2,925,000	USD	3,047,748	04/03/08	198,167
Canadian Dollar	1,260,000	USD	1,229,663	10/03/08	6,516
Swiss Franc	1,595,000	USD	1,611,315	04/03/08	5,227
Swiss Franc	11,225,000	USD	10,644,222	04/03/08	(658,806)
Swiss Franc	1,900,000	USD	1,914,533	10/03/08	3,393
Danish Krone	8,600,000	USD	1,819,143	04/03/08	(1,508)
Euro	23,000,000	USD	33,293,492	04/03/08	(3,016,531)
Euro	10,700,000	USD	16,700,977	10/03/08	(30,838)
Great Britain Pound	7,830,000	USD	16,051,274	04/03/08	512,561
Great Britain Pound	5,105,000	USD	10,116,037	10/03/08	135,575
Hong Kong Dollar	3,025,000	USD	388,827	04/03/08	129
Hong Kong Dollar	4,645,000	USD	596,156	04/03/08	(705)
Japanese Yen	372,812,139	EUR	2,370,000	04/03/08	1,181
Japanese Yen	1,348,087,861	USD	13,566,043	04/03/08	41,017
Japanese Yen	1,137,900,000	USD	10,467,310	04/03/08	(948,954)
Norwegian Krone	7,320,000	USD	1,363,433	04/03/08	(73,896)
Norwegian Krone	8,400,000	USD	1,652,893	04/03/08	3,498
Swedish Krona	79,730,000	USD	13,211,063	04/03/08	(206,648)
Singapore Dollar	5,895,000	USD	4,222,357	04/03/08	(60,607)
United States Dollar	1,108,788	AUD	1,285,000	04/03/08	65,432
United States Dollar	1,681,019	AUD	1,810,000	04/03/08	(27,060)
United States Dollar	2,990,274	CAD	2,925,000	04/03/08	(140,693)
United States Dollar	11,100,801	CHF	12,820,000	04/03/08	1,808,315
United States Dollar	3,403,935	CHF	3,395,000	10/03/08	10,970
United States Dollar	1,660,259	DKK	8,600,000	04/03/08	160,393
United States Dollar	1,801,375	DKK	8,600,000	10/03/08	1,090
United States Dollar	31,617,739	EUR	20,630,000	04/03/08	950,774
United States Dollar	1,307,601	GBP	660,000	04/03/08	2,175
United States Dollar	14,493,428	GBP	7,170,000	04/03/08	(264,492)
United States Dollar	991,404	HKD	7,670,000	04/03/08	(5,845)
United States Dollar	390,125	HKD	3,025,000	10/03/08	(12)
United States Dollar	25,446,635	JPY	2,858,800,000	04/03/08	3,234,985
United States Dollar	12,074,857	JPY	1,191,600,000	10/03/08	(16,252)
United States Dollar	2,917,984	NOK	15,720,000	04/03/08	168,739
United States Dollar	1,623,141	NOK	8,400,000	10/03/08	(3,041)
United States Dollar	12,566,365	SEK	79,730,000	04/03/08	851,346
United States Dollar	10,769,948	SEK	64,880,000	10/03/08	29,924
United States Dollar	4,099,943	SGD	5,895,000	04/03/08	183,022
United States Dollar	2,399,169	SGD	3,295,000	10/03/08	8,117
Net unrealized appreciation on forward foreign currency contracts					$2,924,337

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Industry diversification (unaudited) (1)

As a percentage of net assets as of March 31, 2008

International equities
Aerospace & defense	0.60%
Air freight & logistics	0.57
Airlines	0.93
Automobiles	3.93
Beverages	0.62
Capital markets	2.29
Chemicals	1.32
Commercial banks	13.65
Commercial services & supplies	0.56
Communications equipment	0.85
Construction & engineering	0.29
Construction materials	1.19
Diversified telecommunication services	3.75
Electric utilities	1.79
Electronic equipment & instruments	0.55
Energy equipment & services	0.32
Food & staples retailing	2.35
Food products	4.79
Gas utilities	0.32
Health care equipment & supplies	1.18
Hotels, restaurants & leisure	0.47
Household products	0.92
Industrial conglomerates	1.49
Insurance	5.62
Machinery	2.83
Marine	0.76
Media	1.80
Metals & mining	2.02
Multi-utilities	1.50
Office electronics	1.30
Oil, gas & consumable fuels	6.73
Pharmaceuticals	5.33
Real estate management & development	1.40
Road & rail	0.90
Semiconductors & semiconductor equipment	1.52
Software	1.19
Specialty retail	1.98
Tobacco	1.33
Trading companies & distributors	2.04
Wireless telecommunication services	4.19
Total international equities	87.17

Investment companies
UBS Emerging Markets Equity Completion Relationship Fund	7.82
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	1.36
Total investment companies	9.18

Short-term investment	0.65

Investment of cash collateral from securities loaned	6.98
Total investments	103.98
Liabilities, in excess of cash and other assets	(3.98)
Net assets	100.00%

(1)  Figures represent the industry breakdown of direct investments of the UBS International Equity Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS U.S. Equity Alpha Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 118.87%
Air freight & logistics — 2.85%
FedEx Corp.(1)	48,100	$4,457,427

Airlines — 0.72%
Southwest Airlines Co.(1)	90,900	1,127,160

Auto components — 5.14%
BorgWarner, Inc.(1)	89,300	3,842,579
Johnson Controls, Inc.(1)	123,900	4,187,820
		8,030,399
Automobiles — 0.56%
Harley-Davidson, Inc.(1)	23,500	881,250

Beverages — 0.75%
Constellation Brands, Inc., Class A*(1)	66,400	1,173,288

Biotechnology — 3.13%
Cephalon, Inc.*(1)	10,400	669,760
Genzyme Corp.*(1)	56,600	4,218,964
		4,888,724
Building products — 1.84%
Masco Corp.(1)	144,700	2,869,401

Capital markets — 5.78%
Bank of New York Mellon Corp.(1)	96,906	4,043,887
Morgan Stanley(1)	109,300	4,995,010
		9,038,897
Commercial banks — 8.06%
City National Corp.(1)	16,100	796,306
Fifth Third Bancorp(1)	142,900	2,989,468
SunTrust Banks, Inc.	34,900	1,924,386
Wells Fargo & Co.(1)	236,700	6,887,970
		12,598,130
Computers & peripherals — 1.58%
Lexmark International, Inc., Class A*(1)	21,600	663,552
NetApp, Inc.*(1)	89,800	1,800,490
		2,464,042
Consumer finance — 1.48%
Discover Financial Services(1)	141,750	2,320,448

Diversified financial services — 3.68%
Citigroup, Inc.(1)	268,900	5,759,838

Diversified telecommunication services — 2.02%
AT&T, Inc.	82,500	3,159,750

Electric utilities — 4.02%
American Electric Power Co., Inc.(1)	36,800	1,531,984
Exelon Corp.(1)	40,800	3,315,816
Pepco Holdings, Inc.(1)	58,100	1,436,232
		6,284,032
Energy equipment & services — 2.90%
Baker Hughes, Inc.	18,000	1,233,000
Halliburton Co.(1)	84,100	3,307,653
		4,540,653
Food & staples retailing — 1.50%
SYSCO Corp.(1)	80,800	2,344,816

Food products — 0.45%
Dean Foods Co.*(1)	35,300	709,177

Health care equipment & supplies — 1.52%
Covidien Ltd.	5,900	261,075
Medtronic, Inc.(1)	43,800	2,118,606
		2,379,681
Health care providers & services — 2.55%
DaVita, Inc.*	14,800	706,848
Medco Health Solutions, Inc.*(1)	54,200	2,373,418
UnitedHealth Group, Inc.(1)	26,200	900,232
		3,980,498
Hotels, restaurants & leisure — 3.80%
Carnival Corp.(1)	62,400	2,525,952
Royal Caribbean Cruises, Ltd.(1)	72,200	2,375,380
Starwood Hotels & Resorts Worldwide, Inc.	20,100	1,040,175
		5,941,507
Household durables — 1.57%
Fortune Brands, Inc.(1)	35,400	2,460,300

Industrial conglomerates — 3.97%
General Electric Co.(1)	167,700	6,206,577

Insurance — 5.79%
Aflac, Inc.(1)	48,800	3,169,560
Hartford Financial Services Group, Inc.(1)	42,300	3,205,071
Principal Financial Group, Inc.	48,200	2,685,704
		9,060,335

Life sciences tools & services — 0.80%
Millipore Corp.*(1)	18,600	1,253,826

Machinery — 4.57%
Illinois Tool Works, Inc.(1)	76,900	3,708,887
PACCAR, Inc.(1)	58,600	2,637,000
Pall Corp.	22,700	796,089
		7,141,976
Media — 7.82%
Comcast Corp., Class A(1)	214,500	4,148,430
Interpublic Group of Cos., Inc.*(1)	209,545	1,762,273
News Corp., Class A(1)	105,600	1,980,000
Omnicom Group, Inc.(1)	53,200	2,350,376
R.H. Donnelley Corp.*	34,500	174,570
Viacom, Inc., Class B*(1)	45,900	1,818,558
		12,234,207
Multi-utilities — 1.76%
Sempra Energy(1)	51,700	2,754,576

Oil, gas & consumable fuels — 7.30%
ConocoPhillips(1)	59,000	4,496,390
EOG Resources, Inc.	11,300	1,356,000
Marathon Oil Corp.	43,800	1,997,280
Peabody Energy Corp.(1)	54,500	2,779,500
Sunoco, Inc.(1)	15,100	792,297
		11,421,467
Pharmaceuticals — 9.56%
Allergan, Inc.	47,000	2,650,330
Johnson & Johnson(1)	51,100	3,314,857
Merck & Co., Inc.(1)	75,100	2,850,045
Schering-Plough Corp.(1)	87,300	1,257,993
Wyeth(1)	116,800	4,877,568
		14,950,793
Road & rail — 4.00%
Burlington Northern Santa Fe Corp.(1)	52,200	4,813,884
Ryder System, Inc.(1)	23,700	1,443,567
		6,257,451
Semiconductors & semiconductor equipment — 7.90%
Analog Devices, Inc.(1)	108,700	3,208,824
Intel Corp.(1)	273,700	5,796,966
Linear Technology Corp.(1)	50,400	1,546,776
Xilinx, Inc.(1)	75,800	1,800,250
		12,352,816
Software — 5.64%
Intuit, Inc.*(1)	53,500	1,445,035
Microsoft Corp.	137,700	3,907,926
Symantec Corp.*(1)	208,500	3,465,270
		8,818,231
Specialty retail — 0.26%
Chico’s FAS, Inc.*(1)	56,300	400,293

Textiles, apparel & luxury goods — 0.88%
Coach, Inc.*(1)	45,700	1,377,855

Thrifts & mortgage finance — 1.04%
Freddie Mac(1)	64,400	1,630,608

Wireless telecommunication services — 1.68%
Sprint Nextel Corp.(1)	392,400	2,625,156

Total equities (cost $212,017,757)		185,895,585

Investment company — 1.01%
SPDR Trust, Series 1 (cost $1,581,548)	12,000	1,583,640

Short-term investment — 1.86%
Investment company — 1.86%
UBS U.S. Cash Management Prime Relationship Fund, 3.05%(2),(3) (cost $2,909,886)	2,909,886	2,909,886

Total investments before investments sold short — 121.74% (cost $216,509,191)		190,389,111

Investments sold short — (21.10)%
Equities — (21.10)%
Air freight & logistics — (2.34)%
C.H. Robinson Worldwide, Inc.	(34,800)	(1,893,120)
Expeditors International of Washington, Inc.	(39,300)	(1,775,574)
		(3,668,694)
Capital markets — (1.95)%
Charles Schwab Corp.	(44,300)	(834,169)
Lehman Brothers Holdings, Inc.	(16,200)	(609,768)
Merrill Lynch & Co., Inc.	(17,300)	(704,802)
State Street Corp.	(11,400)	(900,600)
		(3,049,339)

Commercial banks — (1.09)%
Comerica, Inc.	(14,600)	(512,168)
Regions Financial Corp.	(25,400)	(501,650)
US Bancorp	(21,300)	(689,268)
		(1,703,086)
Construction materials — (0.49)%
Vulcan Materials Co.	(11,500)	(763,600)

Diversified financial services — (1.06)%
CME Group, Inc.	(1,500)	(703,650)
Moody’s Corp.	(27,200)	(947,376)
		(1,651,026)
Diversified telecommunication services — (0.43)%
Qwest Communications International, Inc.	(147,000)	(665,910)

Food & staples retailing — (0.68)%
Walgreen Co.	(27,900)	(1,062,711)

Health care equipment & supplies — (0.59)%
C.R. Bard, Inc.	(9,600)	(925,440)

Health care providers & services — (0.83)%
Amedisys, Inc.	(33,100)	(1,302,154)

Hotels, restaurants & leisure — (0.62)%
McDonald’s Corp.	(17,500)	(975,975)

Household durables — (0.67)%
Stanley Works	(21,900)	(1,042,878)

Machinery — (1.46)%
Cummins, Inc.	(28,000)	(1,310,960)
Deere & Co.	(12,100)	(973,324)
		(2,284,284)
Metals & mining — (0.89)%
Freeport-McMoRan Copper & Gold, Inc.	(14,500)	(1,395,190)

Multiline retail — (0.57)%
Sears Holdings Corp.	(8,800)	(898,392)

Oil, gas & consumable fuels — (2.35)%
CONSOL Energy, Inc.	(13,800)	(954,822)
Devon Energy Corp.	(12,700)	(1,324,991)
Valero Energy Corp.	(28,400)	(1,394,724)
		(3,674,537)
Pharmaceuticals — (1.07)%
Abbott Laboratories	(30,300)	(1,671,045)

Software — (1.59)%
BMC Software, Inc.	(41,900)	(1,362,588)
Novell, Inc.	(177,700)	(1,117,733)
		(2,480,321)
Specialty retail — (1.81)%
Best Buy Co., Inc.	(23,500)	(974,310)
Sherwin-Williams Co.	(21,900)	(1,117,776)
Tiffany & Co.	(17,500)	(732,200)
		(2,824,286)
Tobacco — (0.61)%
Altria Group, Inc.	(13,100)	(290,820)
Philip Morris International, Inc.	(13,100)	(662,598)
		(953,418)
Total investments sold short (proceeds $35,734,880)		(32,992,286)

Total investments, net of investments sold short — 100.64%		157,396,825
Liabilities, in excess of cash and other assets — (0.64)%		(1,006,984)
Net assets — 100.00%		$156,389,841

Notes to schedule of investments

Aggregate cost before investments sold short for federal income tax purposes, which was the same for book purposes, was $216,509,191; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$7,061,391
Gross unrealized depreciation	(33,181,471)
Net unrealized depreciation	$(26,120,080)

*	Non-income producing security.
(1)	All or a portion of these securities have been delivered to cover open short positions.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2008.

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

Equities
Air freight & logistics	2.85%
Airlines	0.72
Auto components	5.14
Automobiles	0.56
Beverages	0.75
Biotechnology	3.13
Building products	1.84
Capital markets	5.78
Commercial banks	8.06
Computers & peripherals	1.58
Consumer finance	1.48
Diversified financial services	3.68
Diversified telecommunication services	2.02
Electric utilities	4.02
Energy equipment & services	2.90
Food & staples retailing	1.50
Food products	0.45
Health care equipment & supplies	1.52
Health care providers & services	2.55
Hotels, restaurants & leisure	3.80
Household durables	1.57
Industrial conglomerates	3.97
Insurance	5.79
Life sciences tools & services	0.80
Machinery	4.57
Media	7.82
Multi-utilities	1.76
Oil, gas & consumable fuels	7.30
Pharmaceuticals	9.56
Road & rail	4.00
Semiconductors & semiconductor equipment	7.90
Software	5.64
Specialty retail	0.26
Textiles, apparel & luxury goods	0.88
Thrifts & mortgage finance	1.04
Wireless telecommunication services	1.68
Total equities	118.87
Investment company
SPDR Trust, Series 1	1.01
Short-term investment
Investment company	1.86

Total investments before investments sold short	121.74

Investments sold short
Equities sold short
Air freight & logistics	(2.34)
Capital markets	(1.95)

Commercial banks	(1.09)
Construction materials	(0.49)
Diversified financial services	(1.06)
Diversified telecommunication services	(0.43)
Food & staples retailing	(0.68)
Health care equipment & supplies	(0.59)
Health care providers & services	(0.83)
Hotels, restaurants & leisure	(0.62)
Household durables	(0.67)
Machinery	(1.46)
Metals & mining	(0.89)
Multiline retail	(0.57)
Oil, gas & consumable fuels	(2.35)
Pharmaceuticals	(1.07)
Software	(1.59)
Specialty retail	(1.81)
Tobacco	(0.61)
Total investments sold short	(21.10)

Total investments, net of investments sold short	100.64
Liabilities, in excess of cash and other assets	(0.64)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Equity Alpha Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Large Cap Equity Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 97.65%
Air freight & logistics — 1.81%
FedEx Corp.	164,000	$15,197,880

Airlines — 0.69%
Southwest Airlines Co.	463,700	5,749,880

Auto components — 3.21%
BorgWarner, Inc.	287,500	12,371,125
Johnson Controls, Inc.	430,900	14,564,420
		26,935,545
Automobiles — 0.42%
Harley-Davidson, Inc.	94,800	3,555,000

Beverages — 0.70%
Constellation Brands, Inc., Class A*	329,900	5,829,333

Biotechnology — 2.64%
Cephalon, Inc.*	54,500	3,509,800
Genzyme Corp.*	250,300	18,657,362
		22,167,162
Building products — 1.63%
Masco Corp.	690,600	13,694,598

Capital markets — 4.28%
Bank of New York Mellon Corp.	351,783	14,679,905
Morgan Stanley	463,200	21,168,240
		35,848,145
Commercial banks — 5.61%
City National Corp.	61,500	3,041,790
Fifth Third Bancorp	484,500	10,135,740
SunTrust Banks, Inc.	149,000	8,215,860
Wells Fargo & Co.	882,300	25,674,930
		47,068,320
Computers & peripherals — 1.30%
Lexmark International, Inc., Class A*	92,100	2,829,312
NetApp, Inc.*	401,500	8,050,075
		10,879,387
Consumer finance — 1.08%
Discover Financial Services	554,450	9,076,346

Diversified financial services — 2.81%
Citigroup, Inc.	1,102,361	23,612,573

Diversified telecommunication services — 1.10%
AT&T, Inc.	240,000	9,192,000

Electric utilities — 4.19%
American Electric Power Co., Inc.	194,200	8,084,546
Exelon Corp.	286,500	23,283,855
Pepco Holdings, Inc.	151,800	3,752,496
		35,120,897
Energy equipment & services — 4.33%
Baker Hughes, Inc.	183,100	12,542,350
ENSCO International, Inc.	58,200	3,644,484
Halliburton Co.	511,300	20,109,429
		36,296,263
Food & staples retailing — 1.25%
SYSCO Corp.	361,200	10,482,024

Health care equipment & supplies — 1.57%
Covidien Ltd.	26,100	1,154,925
Medtronic, Inc.	248,100	12,000,597
		13,155,522
Health care providers & services — 2.12%
DaVita, Inc.*	76,500	3,653,640
Medco Health Solutions, Inc.*	217,200	9,511,188
UnitedHealth Group, Inc.	135,300	4,648,908
		17,813,736
Hotels, restaurants & leisure — 2.71%
Carnival Corp.	317,700	12,860,496
Royal Caribbean Cruises, Ltd.	153,400	5,046,860
Starwood Hotels & Resorts Worldwide, Inc.	93,100	4,817,925
		22,725,281
Household durables — 1.18%
Fortune Brands, Inc.	142,800	9,924,600

Industrial conglomerates — 3.64%
General Electric Co.	824,900	30,529,549

Insurance — 4.66%
Aflac, Inc.	228,700	14,854,065
Hartford Financial Services Group, Inc.	136,100	10,312,297
Principal Financial Group, Inc.	248,900	13,868,708
		39,035,070
Life sciences tools & services — 0.70%
Millipore Corp.*	86,600	5,837,706

Machinery — 4.09%
Illinois Tool Works, Inc.	363,800	17,546,074
PACCAR, Inc.	278,550	12,534,750
Pall Corp.	119,400	4,187,358
		34,268,182
Media — 6.35%
Comcast Corp., Class A	1,022,100	19,767,414
Interpublic Group of Cos., Inc.*	1,009,200	8,487,372
News Corp., Class A	445,600	8,355,000
Omnicom Group, Inc.	171,800	7,590,124
R.H. Donnelley Corp.*	211,795	1,071,683
Viacom, Inc., Class B*	201,900	7,999,278
		53,270,871
Multi-utilities — 1.65%
NiSource, Inc.	231,700	3,994,508
Sempra Energy	184,300	9,819,504
		13,814,012
Oil, gas & consumable fuels — 4.69%
Chevron Corp.	78,600	6,709,296
EOG Resources, Inc.	63,000	7,560,000
Marathon Oil Corp.	219,900	10,027,440
Peabody Energy Corp.	295,300	15,060,300
		39,357,036
Pharmaceuticals — 9.00%
Allergan, Inc.	255,000	14,379,450
Johnson & Johnson	261,644	16,972,846
Merck & Co., Inc.	343,100	13,020,645
Schering-Plough Corp.	407,000	5,864,870
Wyeth	604,300	25,235,568
		75,473,379
Road & rail — 3.42%
Burlington Northern Santa Fe Corp.	228,400	21,063,048
Ryder System, Inc.	124,900	7,607,659
		28,670,707
Semiconductors & semiconductor equipment — 6.78%
Analog Devices, Inc.	469,500	13,859,640
Intel Corp.	1,302,000	27,576,360
Linear Technology Corp.	213,900	6,564,591
Xilinx, Inc.	373,200	8,863,500
		56,864,091
Software — 5.06%
Intuit, Inc.*	228,400	6,169,084
Microsoft Corp.	751,800	21,336,084
Symantec Corp.*	897,302	14,913,159
		42,418,327
Specialty retail — 0.24%
Chico’s FAS, Inc.*	278,500	1,980,135

Textiles, apparel & luxury goods — 0.57%
Coach, Inc.*	157,600	4,751,640

Thrifts & mortgage finance — 0.81%
Freddie Mac	266,600	6,750,312

Wireless telecommunication services — 1.36%
Sprint Nextel Corp.	1,709,420	11,436,020

Total equities (cost $838,759,364)		818,781,529

Short-term investments — 2.68%
Other — 2.53%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(1),(2) (cost $21,185,286)	21,185,286	21,185,286

	Face amount
US government obligations — 0.15%
US Treasury Bills, 2.49%, due on 06/19/08(3) (cost $1,292,385)	$1,300,000	1,296,581

Total short-term investments (Cost $22,477,671)		22,481,867

Total investments — 100.33% (cost $861,237,035)		841,263,396
Liabilities, in excess of cash and other assets — (0.33)%		(2,733,192)
Net assets — 100.00%		$838,530,204

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $861,237,035; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$81,455,756
Gross unrealized depreciation	(101,429,395)
Net unrealized depreciation	$(19,973,639)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2008.
(3)	The rate shown is the effective yield at the date of purchase.

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Equities
Air freight & logistics	1.81%
Airlines	0.69
Auto components	3.21
Automobiles	0.42
Beverages	0.70
Biotechnology	2.64
Building products	1.63
Capital markets	4.28
Commercial banks	5.61
Computers & peripherals	1.30
Consumer finance	1.08
Diversified financial services	2.81
Diversified telecommunication services	1.10
Electric utilities	4.19
Energy equipment & services	4.33
Food & staples retailing	1.25
Health care equipment & supplies	1.57
Health care providers & services	2.12
Hotels, restaurants & leisure	2.71
Household durables	1.18
Industrial conglomerates	3.64
Insurance	4.66
Life sciences tools & services	0.70
Machinery	4.09
Media	6.35
Multi-utilities	1.65
Oil, gas & consumable fuels	4.69
Pharmaceuticals	9.00
Road & rail	3.42
Semiconductors & semiconductor equipment	6.78
Software	5.06
Specialty retail	0.24
Textiles, apparel & luxury goods	0.57
Thrifts & mortgage finance	0.81
Wireless telecommunication services	1.36
Total equities	97.65
Short-term investments	2.68
Total investments	100.33
Liabilities, in excess of cash and other assets	(0.33)
Net assets	100.00%

UBS U.S. Large Cap Growth Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 97.89%
Aerospace & defense — 5.10%
Boeing Co.	16,900	$1,256,853
Precision Castparts Corp.	15,700	1,602,656
United Technologies Corp.	26,500	1,823,730
		4,683,239
Biotechnology — 1.53%
Genentech, Inc.*,(1)	17,300	1,404,414

Capital markets — 3.77%
Goldman Sachs Group, Inc.	5,600	926,184
State Street Corp.	16,400	1,295,600
T Rowe Price Group, Inc.	24,800	1,240,000
		3,461,784
Chemicals — 4.96%
Monsanto Co.	12,500	1,393,750
Praxair, Inc.	37,500	3,158,625
		4,552,375
Communications equipment — 8.75%
Cisco Systems, Inc.*	122,100	2,941,389
QUALCOMM, Inc.	63,100	2,587,100
Research In Motion Ltd.*	22,300	2,502,729
		8,031,218
Computers & peripherals — 3.19%
Apple, Inc.*	20,400	2,927,400

Electric utilities — 2.44%
Exelon Corp.	27,600	2,243,052

Energy equipment & services — 4.34%
Schlumberger Ltd.	25,000	2,175,000
Weatherford International Ltd.*	25,000	1,811,750
		3,986,750
Health care equipment & supplies — 12.01%
Alcon, Inc.	9,200	1,308,700
Baxter International, Inc.	31,000	1,792,420
Becton, Dickinson & Co.	21,900	1,880,115
Medtronic, Inc.	22,700	1,097,999
Stryker Corp.	26,700	1,736,835
Zimmer Holdings, Inc.*	41,300	3,215,618
		11,031,687
Health care providers & services — 4.57%
Laboratory Corp. of America Holdings*	35,800	2,637,744
Medco Health Solutions, Inc.*	35,600	1,558,924
		4,196,668
Hotels, restaurants & leisure — 7.94%
International Game Technology	73,400	2,951,414
Starbucks Corp.*	62,300	1,090,250
Wynn Resorts Ltd.	32,300	3,250,672
		7,292,336
Household products — 1.68%
Procter & Gamble Co.	22,000	1,541,540

Industrial conglomerates — 1.70%
McDermott International, Inc.*	28,500	1,562,370

Internet & catalog retail — 2.21%
Amazon.com, Inc.*	28,500	2,032,050

Internet software & services — 4.49%
eBay, Inc.*	30,300	904,152
Google, Inc., Class A*	7,300	3,215,431
		4,119,583
IT services — 9.46%
Automatic Data Processing, Inc.	27,400	1,161,486
MasterCard, Inc., Class A	20,000	4,459,800
Visa, Inc., Class A*	49,200	3,068,112
		8,689,398
Machinery — 1.40%
Manitowoc Co., Inc.	31,400	1,281,120

Metals & mining — 1.24%
Freeport-McMoRan Copper & Gold, Inc.	11,800	1,135,396

Oil, gas & consumable fuels — 5.58%
CONSOL Energy, Inc.	20,900	1,446,071
Southwestern Energy Co.*	54,600	1,839,474
XTO Energy, Inc.	29,775	1,841,881
		5,127,426
Pharmaceuticals — 3.57%
Allergan, Inc.	58,100	3,276,259

Road & rail — 2.65%
Burlington Northern Santa Fe Corp.	26,400	2,434,608

Software — 1.46%
Microsoft Corp.	47,200	1,339,536

Specialty retail — 2.10%
J. Crew Group, Inc.*	43,600	1,925,812

Wireless telecommunication services — 1.75%
American Tower Corp., Class A*	41,000	1,607,610
Total equities (cost $86,393,250)		89,883,631

Investment company — 0.94%
iShares Russell 1000 Growth Index Fund (cost $873,949)	15,800	860,152

Short-term investment — 0.57%
Other — 0.57%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(2),(3) (cost $526,791)	526,791	526,791

Total investments — 99.40% (cost $87,793,990)		91,270,574
Cash and other assets, less liabilities — 0.60%		554,339
Net assets — 100.00%		$91,824,913

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $87,793,990;

and net unrealized appreciation consisted of:

Gross unrealized appreciation	$6,798,765
Gross unrealized depreciation	(3,322,181)
Net unrealized appreciation	$3,476,584

*	Non-income producing security
(1)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of this security amounted to $1,404,414 or 1.53% of net assets.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2008.

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

Equities
Aerospace & defense	5.10%
Biotechnology	1.53
Capital markets	3.77
Chemicals	4.96
Communications equipment	8.75
Computers & peripherals	3.19
Electric utilities	2.44
Energy equipment & services	4.34
Health care equipment & supplies	12.01
Health care providers & services	4.57
Hotels, restaurants & leisure	7.94
Household products	1.68
Industrial conglomerates	1.70
Internet & catalog retail	2.21
Internet software & services	4.49
IT services	9.46
Machinery	1.40
Metals & mining	1.24
Oil, gas & consumable fuels	5.58
Pharmaceuticals	3.57
Road & rail	2.65
Software	1.46
Specialty retail	2.10
Wireless telecommunication services	1.75
Total equities	97.89

Investment company
iShares Russell 1000 Growth Index Fund	0.94
Short-term investment	0.57
Total investments	99.40
Cash and other assets, less liabilities	0.60
Net assets	100.00%

(1)  Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Growth Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Large Cap Value Equity Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 98.63%
Air freight & logistics — 1.70%
FedEx Corp.	19,100	$1,769,997

Airlines — 0.94%
Southwest Airlines Co.	78,700	975,880

Auto components — 3.54%
BorgWarner, Inc.	43,300	1,863,199
Johnson Controls, Inc.	54,000	1,825,200
		3,688,399
Automobiles — 0.55%
Harley-Davidson, Inc.	15,300	573,750

Beverages — 0.64%
Constellation Brands, Inc., Class A*	37,600	664,392

Biotechnology — 0.54%
Cephalon, Inc.*	8,800	566,720

Building products — 1.42%
Masco Corp.	74,650	1,480,310

Capital markets — 6.52%
Bank of New York Mellon Corp.	48,800	2,036,424
Morgan Stanley	73,900	3,377,230
Northern Trust Corp.	20,800	1,382,576
		6,796,230
Commercial banks — 7.87%
City National Corp.	9,800	484,708
Fifth Third Bancorp	80,500	1,684,060
SunTrust Banks, Inc.	30,900	1,703,826
Wells Fargo & Co.	148,900	4,332,990
		8,205,584
Consumer finance — 1.27%
Discover Financial Services	80,900	1,324,333

Diversified financial services — 7.70%
Bank of America Corp.	37,622	1,426,250
Citigroup, Inc.	178,776	3,829,382
JPMorgan Chase & Co.	64,470	2,768,986
		8,024,618
Diversified telecommunication services — 2.74%
AT&T, Inc.	74,450	2,851,435

Electric utilities — 6.68%
American Electric Power Co., Inc.	51,000	2,123,130
Exelon Corp.	31,500	2,560,005
Northeast Utilities	52,000	1,276,080
Pepco Holdings, Inc.	40,600	1,003,632
		6,962,847
Energy equipment & services — 3.80%
ENSCO International, Inc.	19,800	1,239,876
Halliburton Co.	69,100	2,717,703
		3,957,579
Health care providers & services — 2.23%
Medco Health Solutions, Inc.*	45,400	1,988,066
UnitedHealth Group, Inc.	9,900	340,164
		2,328,230
Hotels, restaurants & leisure — 1.81%
Carnival Corp.	46,700	1,890,416

Household durables — 1.39%
Fortune Brands, Inc.	20,900	1,452,550

Industrial conglomerates — 5.90%
General Electric Co.	166,200	6,151,062

Insurance — 5.59%
Aflac, Inc.	26,600	1,727,670
Hartford Financial Services Group, Inc.	27,650	2,095,041
Principal Financial Group, Inc.	36,000	2,005,920
		5,828,631
Machinery — 3.90%
Illinois Tool Works, Inc.	48,700	2,348,801
PACCAR, Inc.	38,100	1,714,500
		4,063,301
Media — 5.65%
Comcast Corp., Class A	120,100	2,322,734
Interpublic Group of Cos., Inc.*	127,200	1,069,752
News Corp., Class A	61,400	1,151,250
Omnicom Group, Inc.	27,600	1,219,368
R.H. Donnelley Corp.*	24,100	121,946
		5,885,050
Multi-utilities — 1.76%
NiSource, Inc.	38,800	668,912
Sempra Energy	21,800	1,161,504
		1,830,416

Oil, gas & consumable fuels — 10.07%
Chevron Corp.	50,000	4,268,000
Exxon Mobil Corp.	34,950	2,956,071
Marathon Oil Corp.	30,300	1,381,680
Peabody Energy Corp.	37,100	1,892,100
		10,497,851
Pharmaceuticals — 7.52%
Johnson & Johnson	38,200	2,478,034
Merck & Co., Inc.	54,800	2,079,660
Wyeth	78,600	3,282,336
		7,840,030
Road & rail — 2.61%
Burlington Northern Santa Fe Corp.	29,500	2,720,490

Software — 1.89%
Symantec Corp.*	118,200	1,964,484

Thrifts & mortgage finance — 0.79%
Freddie Mac	32,350	819,102

Wireless telecommunication services — 1.61%
Sprint Nextel Corp.	250,257	1,674,219

Total equities (cost $101,038,221)		102,787,906

Investment company — 0.54%
SPDR Trust, Series 1 (cost $587,163)	4,300	567,471

Short-term investment — 1.08%
Other — 1.08%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(1),(2) (cost $1,130,123)	1,130,123	1,130,123

Total investments — 100.25% (cost $102,755,507)		104,485,500
Liabilities, in excess of cash and other assets — (0.25)%		(260,769)
Net assets — 100.00%		$104,224,731

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $102,755,507; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$13,528,871
Gross unrealized depreciation	(11,798,878)
Net unrealized appreciation	$1,729,993

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2008.

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

Equities
Air freight & logistics	1.70%
Airlines	0.94
Auto components	3.54
Automobiles	0.55
Beverages	0.64
Biotechnology	0.54
Building products	1.42
Capital markets	6.52
Commercial banks	7.87
Consumer finance	1.27
Diversified financial services	7.70
Diversified telecommunication services	2.74
Electric utilities	6.68
Energy equipment & services	3.80
Health care providers & services	2.23
Hotels, restaurants & leisure	1.81
Household durables	1.39
Industrial conglomerates	5.90
Insurance	5.59
Machinery	3.90
Media	5.65
Multi-utilities	1.76
Oil, gas & consumable fuels	10.07
Pharmaceuticals	7.52
Road & rail	2.61
Software	1.89
Thrifts & mortgage finance	0.79
Wireless telecommunication services	1.61
Total equities	98.63

Investment company
SPDR Trust, Series 1	0.54
Short-term investment	1.08
Total investments	100.25
Liabilities, in excess of cash and other assets	(0.25)
Net assets	100.00%

(1)  Figures represent the industry breakdown of direct investments of the UBS U.S. Large Cap Value Equity Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Mid Cap Growth Equity Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 97.12%
Aerospace & defense — 2.66%
BE Aerospace, Inc.*	3,200	$111,840
Spirit Aerosystems Holdings, Inc., Class A*	1,600	35,488
		147,328
Air freight & logistics — 0.69%
C.H. Robinson Worldwide, Inc.	700	38,080

Auto components — 0.82%
WABCO Holdings, Inc.	1,000	45,620

Capital markets — 2.36%
TD Ameritrade Holding Corp.*	7,900	130,429

Chemicals — 2.30%
Ecolab, Inc.	1,400	60,802
Zoltek Cos., Inc.*	2,500	66,300
		127,102
Commercial services & supplies — 2.35%
Dun & Bradstreet Corp.	1,600	130,208

Communications equipment — 1.02%
F5 Networks, Inc.*	3,100	56,327

Computers & peripherals — 3.50%
NCR Corp.*	5,100	116,433
Teradata Corp.*	3,500	77,210
		193,643
Diversified consumer services — 1.38%
Strayer Education, Inc.	500	76,250

Diversified financial services — 1.83%
CME Group, Inc.	100	46,910
Nasdaq OMX Group, Inc.*	1,400	54,124
		101,034
Electrical equipment — 2.47%
Roper Industries, Inc.	2,300	136,712

Electronic equipment & instruments — 7.22%
Amphenol Corp., Class A	5,400	201,150
Anixter International, Inc.*	3,100	198,524
		399,674
Energy equipment & services — 12.40%
Cameron International Corp.*	2,400	99,936
Complete Production Services, Inc.*	3,600	82,584
Dril-Quip, Inc.*	1,400	65,058
ENSCO International, Inc.	700	43,834
National Oilwell Varco, Inc.*	1,700	99,246
Smith International, Inc.	1,900	122,037
Weatherford International Ltd.*	2,400	173,928
		686,623
Health care equipment & supplies — 3.47%
C.R. Bard, Inc.	500	48,200
Hologic, Inc.*	1,132	62,939
Immucor, Inc.*	3,800	81,092
		192,231
Health care providers & services — 6.30%
Aetna, Inc.	900	37,881
DaVita, Inc.*	2,000	95,520
Healthways, Inc.*	1,700	60,078
Henry Schein, Inc.*	700	40,180
Psychiatric Solutions, Inc.*	3,400	115,328
		348,987
Hotels, restaurants & leisure — 8.76%
Gaylord Entertainment Co.*	1,800	54,522
International Game Technology	2,500	100,525
Life Time Fitness, Inc.*	2,200	68,662
Scientific Games Corp., Class A*	1,900	40,109
Starwood Hotels & Resorts Worldwide, Inc.	900	46,575
Texas Roadhouse, Inc., Class A*	5,700	55,860
WMS Industries, Inc.*	3,300	118,701
		484,954
IT services — 2.19%
Cognizant Technology Solutions Corp., Class A*	4,200	121,086

Life sciences tools & services — 6.21%
Millipore Corp.*	800	53,928

Qiagen NV*	4,100	85,280
Thermo Fisher Scientific, Inc.*	3,600	204,624
		343,832
Machinery — 6.39%
Flowserve Corp.	600	62,628
Harsco Corp.	2,900	160,602
ITT Corp.	700	36,267
SPX Corp.	900	94,410
		353,907
Oil, gas & consumable fuels — 4.16%
Apache Corp.	600	72,492
Newfield Exploration Co.*	1,000	52,850
Quicksilver Resources, Inc.*	1,400	51,142
Southwestern Energy Co.*	1,600	53,904
		230,388
Personal products — 2.62%
Bare Escentuals, Inc.*	6,200	145,204

Semiconductors & semiconductor equipment — 2.49%
Microchip Technology, Inc.	1,800	58,914
Tessera Technologies, Inc.*	3,800	79,040
		137,954
Software — 4.09%
Adobe Systems, Inc.*	1,200	42,708
Micros Systems, Inc.*	2,000	67,320
Nuance Communications, Inc.*	6,700	116,647
		226,675
Specialty retail — 1.45%
Dick’s Sporting Goods, Inc.*	3,000	80,340

Trading companies & distributors — 2.82%
MSC Industrial Direct Co.	3,700	156,325

Wireless telecommunication services — 5.17%
American Tower Corp., Class A*	3,400	133,314
MetroPCS Communications, Inc.*	3,200	54,400
SBA Communications Corp., Class A*	3,300	98,439
		286,153

Total equities (cost $5,706,189)		5,377,066

Investment company — 0.55%
iShares Russell Midcap Growth Index Fund (cost $31,333)	300	30,390

Short-term investment — 1.02%
Investment company — 1.02%
UBS U.S. Cash Management Prime Relationship Fund, 3.05%(1),(2) (cost $56,221)	56,221	56,221

Total investments — 98.69% (cost $5,793,743)		5,463,677
Cash and other assets, less liabilities — 1.31%		72,378
Net assets — 100.00%		$5,536,055

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $5,793,743; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$263,302
Gross unrealized depreciation	(593,368)
Net unrealized depreciation	$(330,066)

*	Non-income producing security.
(1)	Investment in affiliated mutual fund.
(2)	The rate shown reflects the yield at March 31, 2008.

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

Equities
Aerospace & defense	2.66%
Air freight & logistics	0.69
Auto components	0.82
Capital markets	2.36
Chemicals	2.30
Commercial services & supplies	2.35
Communications equipment	1.02
Computers & peripherals	3.50
Diversified consumer services	1.38
Diversified financial services	1.83
Electrical equipment	2.47
Electronic equipment & instruments	7.22
Energy equipment & services	12.40
Health care equipment & supplies	3.47
Health care providers & services	6.30
Hotels, restaurants & leisure	8.76
IT services	2.19
Life sciences tools & services	6.21
Machinery	6.39
Oil, gas & consumable fuels	4.16
Personal products	2.62
Semiconductors & semiconductor equipment	2.49
Software	4.09
Specialty retail	1.45
Trading companies & distributors	2.82
Wireless telecommunication services	5.17
Total equities	97.12

Investment company
iShares Russell Midcap Growth Index Fund	0.55
Short-term investment	1.02
Total investments	98.69
Cash and other assets, less liabilities	1.31
Net assets	100.00%

(1)  Figures represent the industry breakdown of direct investments of the UBS U.S. Mid Cap Growth Equity Fund. Figures would be different if a breakdown of the underlying investment company’s  industry diversification was included.

UBS U.S. Small Cap Growth Fund — Portfolio of investments

March 31, 2008 (unaudited)

	Shares	Value
Equities — 98.15%
Aerospace & defense — 2.95%
AAR Corp.*(1)	205,500	$5,603,985
DRS Technologies, Inc.	38,700	2,255,436
Taser International, Inc.*(1)	319,000	2,998,600
		10,858,021
Air freight & logistics — 2.13%
Hub Group, Inc., Class A*	238,800	7,854,132

Biotechnology — 6.27%
Array BioPharma, Inc.*(1)	209,600	1,469,296
BioMarin Pharmaceutical, Inc.*(1)	83,400	2,949,858
Genomic Health, Inc.*(1)	98,600	1,862,554
Isis Pharmaceuticals, Inc.*(1)	145,400	2,051,594
LifeCell Corp.*(1)	163,600	6,876,108
Myriad Genetics, Inc.*(1)	40,800	1,643,832
Regeneron Pharmaceuticals, Inc.*(1)	99,400	1,907,486
Sangamo Biosciences, Inc.*(1)	156,118	1,586,159
Seattle Genetics, Inc.*(1)	168,418	1,532,604
United Therapeutics Corp.*	13,642	1,182,761
		23,062,252
Commercial banks — 0.47%
UCBH Holdings, Inc.(1)	221,186	1,716,403

Commercial services & supplies — 5.66%
CRA International, Inc.*(1)	105,300	3,384,342
Healthcare Services Group, Inc.(1)	184,700	3,812,208
InnerWorkings, Inc.*(1)	336,800	4,725,304
TeleTech Holdings, Inc.*(1)	278,600	6,257,356
TrueBlue, Inc.*(1)	196,400	2,639,616
		20,818,826
Communications equipment — 5.08%
Blue Coat Systems, Inc.*(1)	161,200	3,552,848
Ceragon Networks Ltd.*	251,700	2,378,565
Comtech Telecommunications Corp.*(1)	114,600	4,469,400
Neutral Tandem, Inc.*	58,600	1,055,386
Nice Systems Ltd. ADR*	256,700	7,244,074
		18,700,273
Computers & peripherals — 1.27%
Compellent Technologies, Inc.*	116,600	1,457,500
Stratasys, Inc.*	180,600	3,214,680
		4,672,180
Construction & engineering — 1.23%
EMCOR Group, Inc.*	203,700	4,524,177

Distributors — 2.22%
LKQ Corp.*	363,100	8,158,857

Diversified telecommunication services — 0.82%
Cbeyond, Inc.*(1)	161,400	3,032,706

Electrical equipment — 0.45%
Energy Conversion Devices, Inc.*(1)	55,600	1,662,440

Electronic equipment & instruments — 1.32%
Technitrol, Inc.	210,500	4,868,865

Energy equipment & services — 6.99%
Complete Production Services, Inc.*	262,405	6,019,571
Core Laboratories NV*	47,400	5,654,820
ION Geophysical Corp.*(1)	385,500	5,319,900
T-3 Energy Services, Inc.*(1)	93,500	3,979,360
Tetra Technologies, Inc.*	300,350	4,757,544
		25,731,195
Food products — 1.46%
Darling International, Inc.*	415,700	5,383,315

Health care equipment & supplies — 4.32%
Abaxis, Inc.*(1)	139,800	3,239,166
Accuray, Inc.*(1)	18,790	146,750
AngioDynamics, Inc.*(1)	47,200	545,632
Arthrocare Corp.*(1)	40,484	1,350,141
Hansen Medical, Inc.*(1)	122,900	1,727,974
Integra LifeSciences Holdings Corp.*(1)	118,700	5,159,889
ResMed, Inc.*	64,200	2,707,956
TomoTherapy, Inc.*(1)	70,200	1,007,370
		15,884,878
Health care providers & services — 5.18%
Pediatrix Medical Group, Inc.*	189,900	12,799,260
Res-Care, Inc.*	130,700	2,241,505
VCA Antech, Inc.*(1)	146,600	4,009,510
		19,050,275
Health care technology — 2.52%
Omnicell, Inc.*	262,100	5,268,210

Phase Forward, Inc.*(1)	235,400	4,020,632
		9,288,842
Hotels, restaurants & leisure — 4.61%
California Pizza Kitchen, Inc.*(1)	231,009	3,028,528
CKE Restaurants, Inc.(1)	377,600	4,236,672
Orient-Express Hotels Ltd., Class A(1)	19,900	858,884
Red Robin Gourmet Burgers, Inc.*(1)	133,500	5,015,595
Texas Roadhouse, Inc., Class A*(1)	390,700	3,828,860
		16,968,539
Internet software & services — 0.06%
Perficient, Inc.*	25,780	204,693

IT services — 0.63%
NeuStar, Inc., Class A*(1)	87,500	2,317,000

Life sciences tools & services — 3.79%
AMAG Pharmaceuticals, Inc.*(1)	42,300	1,710,189
Kendle International, Inc.*	105,900	4,757,028
Parexel International Corp.*	286,500	7,477,650
		13,944,867
Machinery — 3.12%
ESCO Technologies, Inc.*(1)	131,900	5,239,068
Middleby Corp.*(1)	100,000	6,239,000
		11,478,068
Marine — 0.64%
Genco Shipping & Trading Ltd.	41,951	2,367,295

Media — 0.31%
National CineMedia, Inc.(1)	50,700	1,139,736

Metals & mining — 3.53%
Steel Dynamics, Inc.(1)	393,200	12,991,328

Oil, gas & consumable fuels — 4.05%
PetroHawk Energy Corp.*(1)	468,145	9,442,485
Quicksilver Resources, Inc.*	143,700	5,249,361
Rex Energy Corp.*	11,931	198,532
		14,890,378
Personal products — 1.55%
Chattem, Inc.*(1)	85,900	5,698,606

Pharmaceuticals — 0.58%
Auxilium Pharmaceuticals, Inc.*	79,600	2,128,504

Real estate investment trusts (REITs) — 2.40%
BioMed Realty Trust, Inc.(1)	103,900	2,482,171
Ventas, Inc.	141,100	6,336,801
		8,818,972
Road & rail — 2.47%
Landstar System, Inc.(1)	174,600	9,107,136

Semiconductors & semiconductor equipment — 6.16%
Advanced Analogic Technologies, Inc.*	471,800	2,651,516
Diodes, Inc.*(1)	151,000	3,315,960
FEI Co.*(1)	29,462	643,156
Hittite Microwave Corp.*(1)	102,800	3,846,776
Microsemi Corp.*(1)	312,400	7,122,720
Power Integrations, Inc.*	128,600	3,762,836
Standard Microsystems Corp.*	45,950	1,340,821
		22,683,785
Software — 8.38%
ArcSight, Inc.*	232,900	1,609,339
Factset Research Systems, Inc.(1)	89,100	4,799,817
FalconStor Software, Inc.*(1)	486,900	3,705,309
Interactive Intelligence, Inc.*	96,086	1,130,932
Nuance Communications, Inc.*(1)	494,900	8,616,209
Progress Software Corp.*	163,000	4,876,960
Ultimate Software Group, Inc.*(1)	134,300	4,037,058
Verint Systems, Inc.*	126,521	2,040,784
		30,816,408
Specialty retail — 3.35%
Aeropostale, Inc.*	137,651	3,731,718
Children’s Place Retail Stores, Inc.*	124,400	3,055,264
Gymboree Corp.*	111,500	4,446,620
Tween Brands, Inc.*(1)	32,200	796,628
Ulta Salon, Cosmetics & Fragrance, Inc.*(1)	19,817	278,231
		12,308,461
Textiles, apparel & luxury goods — 1.91%
Phillips-Van Heusen Corp.	184,900	7,011,408

Trading companies & distributors — 0.27%
Beacon Roofing Supply, Inc.*	99,400	994,000

Total equities (cost $340,252,314)		361,136,821

Short-term investment — 1.76%
Other — 1.76%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(2),(3) (cost $6,480,973)	6,480,973	6,480,973

Investment of cash collateral from securities loaned — 16.17%
UBS Supplementary Trust — U.S. Cash Management Prime Fund, 3.06%(2),(3) (cost $59,495,609)	59,495,609	59,495,609

Total investments — 116.08% (cost $406,228,896)		427,113,403
Liabilities, in excess of cash and other assets — (16.08)%		(59,165,313)
Net assets — 100.00%		$367,948,090

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $406,228,896; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$68,647,059
Gross unrealized depreciation	(47,762,552)
Net unrealized appreciation	$20,884,507

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at March 31, 2008.
(2)	Investment in affiliated mutual fund.
(3)	The rate shown reflects the yield at March 31, 2008.

ADR	American depositary receipt

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Equities
Aerospace & defense	2.95%
Air freight & logistics	2.13
Biotechnology	6.27
Commercial banks	0.47
Commercial services & supplies	5.66
Communications equipment	5.08
Computers & peripherals	1.27
Construction & engineering	1.23
Distributors	2.22
Diversified telecommunication services	0.82
Electrical equipment	0.45
Electronic equipment & instruments	1.32
Energy equipment & services	6.99
Food products	1.46
Health care equipment & supplies	4.32
Health care providers & services	5.18
Health care technology	2.52
Hotels, restaurants & leisure	4.61
Internet software & services	0.06
IT services	0.63
Life sciences tools & services	3.79
Machinery	3.12
Marine	0.64
Media	0.31
Metals & mining	3.53
Oil, gas & consumable fuels	4.05
Personal products	1.55
Pharmaceuticals	0.58
Real estate investment trusts (REITs)	2.40
Road & rail	2.47
Semiconductors & semiconductor equipment	6.16
Software	8.38
Specialty retail	3.35
Textiles, apparel & luxury goods	1.91
Trading companies & distributors	0.27
Total equities	98.15
Short-term investment	1.76
Investment of cash collateral from securities loaned	16.17
Total investments	116.08
Liabilities, in excess of cash and other assets	(16.08)
Net assets	100.00%

UBS Absolute Return Bond Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Face
	amount		Value
Bonds—76.78%
US bonds—35.82%
US corporate bonds—12.77%
Abitibi-Consolidated Finance LP,
7.875%, due 08/01/09	$250,000		$210,000
AES Corp.,
9.500%, due 06/01/09	100,000		103,200
American General Finance Corp.,
5.375%, due 10/01/12	2,360,000		2,316,765
ARAMARK Corp.,
6.739%, due 02/01/15(1)	1,250,000		1,103,125
Berkshire Hathaway Finance Corp.,
4.125%, due 01/15/10	1,500,000		1,528,420
Boise Cascade LLC,
7.125%, due 10/15/14	300,000		279,750
Citigroup, Inc.,
5.625%, due 08/27/12	940,000		930,693
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08	2,240,000		2,190,937
4.823%, due 11/24/08(1)	EUR	2,550,000	3,623,231
5.875%, due 12/15/08	GBP	600,000	1,071,711
Edison Mission Energy,
7.000%, due 05/15/17		$290,000	288,550
7.200%, due 05/15/19	200,000		197,500
General Electric Capital Corp.,
3.600%, due 10/15/08	1,875,000		1,875,817
4.375%, due 01/20/10	EUR	1,795,000	2,829,254
5.500%, due 09/15/67(1),(2)	1,300,000		1,937,454
6.750%, due 03/15/32		$2,900,000	3,097,519
Goldman Sachs Group, Inc.,
5.500%, due 10/12/21	GBP	550,000	904,862
Lehman Brothers Holdings, Inc.,
5.125%, due 06/27/14	EUR	900,000	1,209,689
Marsh & McLennan Cos., Inc.,
6.250%, due 03/15/12		$550,000	553,797
Morgan Stanley,
5.300%, due 03/01/13	1,050,000		1,046,471
5.750%, due 10/18/16	1,310,000		1,266,770
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14	1,250,000		1,076,563
RBS Capital Trust A,
6.467%, due 06/30/12(1),(3)	EUR	1,000,000	1,492,250
Sanmina-SCI Corp.,
5.550%, due 06/15/14(1),(2)		$410,000	369,000
Sheridan Group, Inc.,
10.250%, due 08/15/11	725,000		638,906
Univision Communications, Inc.,
7.850%, due 07/15/11	650,000		576,875
UST, Inc.,
6.625%, due 07/15/12	1,375,000		1,474,835
Wal-Mart Stores, Inc.,
6.875%, due 08/10/09	1,525,000		1,609,804
Xerox Capital Trust I,
8.000%, due 02/01/27	1,900,000		1,875,515
Total US corporate bonds (cost $37,586,345)			37,679,263

Asset-backed securities—2.75%
Bank of America Credit Card Trust,
Series 07-C1, Class C1,
3.108%, due 06/15/14(1)	2,000,000		1,607,097
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2,
2.729%, due 12/25/26(1)	948,551		284,565
GSAMP Trust,
Series 05-S1, Class B1,
6.708%, due 12/25/34(4),(5)	787,844		3,939
Harley-Davidson Motorcycle Trust,
Series 07-3, Class B,
6.040%, due 08/15/14	1,000,000		929,550
Home Equity Mortgage Trust,
Series 06-3, Class A1,
5.472%, due 09/25/36(1)	290,007		159,504
Series 06-4, Class A1,
5.671%, due 11/25/36(5)	398,243		179,209
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1, Class A,
2.779%, due 09/25/36(1)	61,364		26,080
Series 05-SL3, Class B3,
4.749%, due 07/25/36(1),(4)	2,450,000		124,950
Series 04-SL2, Class B4,
9.724%, due 06/25/35(1),(2),(4)	867,743		22,128
Morgan Stanley Mortgage Loan Trust,
Series 06-14SL, Class A1,
2.759%, due 11/25/36(1)	242,916		133,604
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1,
2.769%, due 08/25/36(1)	620,292		335,248
SACO I Trust,
Series 06-5, Class 2A1,
2.749%, due 05/25/36(1),(4)	565,371		201,416
Washington Mutual Master Note Trust,
Series 06-C3A, Class C3A,
3.198%, due 10/15/13(1),(2)	1,500,000		1,340,509
Series 07-A5A, Class A5,
3.568%, due 10/15/14(1),(2)	2,425,000		2,294,220
Wells Fargo Home Equity Trust,
Series 05-3, Class M7,
3.749%, due 11/25/35(1)	1,775,000		461,500
Total asset-backed securities (cost $15,501,607)			8,103,519

Collateralized debt obligations—2.12%
Ajax One Ltd.,
Series 2A, Class C,
5.558%, due 09/08/32(1),(2),(4)	500,000		200,000
Ares CLO Funds,
Series 05-10A, Class D2,
4.764%, due 09/18/17(1),(2),(4)	500,000		315,450
Series 06-5RA, Class D,
4.993%, due 02/24/18(1),(2),(4)	890,000		562,480
Avery Street CLO,
Series 06-1A, Class E,
9.646%, due 04/05/18(1),(2),(4)	700,000		464,100
Axius Europe CLO SA,
Series 07-1A, Class D,
7.656%, due 11/15/23(1),(2),(4)	EUR	350,000	458,572
Series 07-1A, Class E,
9.156%, due 11/15/23(1),(2),(4)	350,000		418,566
Brentwood CLO Ltd.,
Series 06-1I, Class D,

6.989%, due 02/01/22(1),(4)		$310,000	187,395
Colts,
Series 07-1,
due 03/20/21(2),(4),(6)		300,000	144,228
Commercial Industrial Finance Corp.,
Series 06-2A, Class B2L,
7.076%, due 03/01/21(1),(2),(4)		280,000	139,860
Duke Funding Ltd.,
Series 06-11A, Class B1E,
6.609%, due 08/08/46(2),(4)	EUR	870,075	137,363
Fortius Funding Ltd.,
Series 06-2A, Class INC,
due 02/03/42(4),(6)		$280,000	28
Hereford Street ABS CDO Ltd.,
Series 05-1A, Class D,
5.584%, due 01/03/45(1),(2),(4)		700,000	7,000
Hewett’s Island CDO Ltd.,
Series 06-4A, Class C,
3.846%, due 05/09/18(1),(2),(4)		250,000	191,925
Series 06-4A, Class D1,
4.746%, due 05/09/18(1),(2),(4)		250,000	184,850
Series 07-6A, Class D,
5.240%, due 06/09/19(1),(2),(4)		250,000	166,614
Series 06-4A, Class E,
7.646%, due 05/09/18(1),(2),(4)		350,000	254,765
Longport Funding Ltd.,
Series 07-1A, Class D,
10.627%, due 04/12/51(1),(2),(4)		500,000	0
Longshore CDO Funding Ltd.,
Series 06-1A, Class D,
6.012%, due 05/03/46(1),(2),(4)		380,000	1,900
MC Funding Ltd.,
Series 06-1,
due 12/20/20(2),(4),(6)		490,000	205,927
Series 06-1A, Class E,
6.292%, due 12/20/20(1),(2),(4)		640,000	259,046
OHA Park Avenue CLO Ltd.,
Series 07-1A, Class SUB,
due 03/14/22(2),(4),(6)		370,000	222,000
Shasta CLO I Ltd.,
due 04/20/21(2),(4),(6)		770,000	570,493
Spirit CBO,
Series 04-2A, Class D,
5.586%, due 10/27/10(1),(2),(4)		724,468	708,965
Taberna Preferred Funding Ltd.,
Series 06-7A, Class A3L,
4.545%, due 02/05/37(1),(2),(4)		240,000	48,000
Series 06-7A, Class B1L,
6.045%, due 02/05/37(1),(2),(4)		310,000	15,500
Tricadia CDO Ltd.,
Series 05-3A, Class B1L,
6.099%, due 06/25/41(1),(2),(4)		475,871	95,174
Series 05-4A, Class B1L,
6.189%, due 12/11/40(1),(2),(4)		483,929	193,571
Series 06-5A, Class F,
8.579%, due 06/19/46(1),(2),(4)		578,754	107,069
Total collateralized debt obligations (cost $13,240,856)			6,260,841

Commercial mortgage-backed securities—2.17%
GS Mortgage Securities Corp., II,
Series 07-GKK1, Class A1,
5.700%, due 12/20/49(1),(2),(4)		2,000,000	1,157,100

Series 98-GLII, Class F,
7.280%, due 04/13/31(1),(2)	1,650,000	1,616,804
LB Commercial Conduit Mortgage Trust,
Series 98-C4, Class G,
5.600%, due 10/15/35(2)	1,000,000	782,659
Morgan Stanley Capital I,
Series 07-IQ15, Class B,
6.077%, due 06/11/49(1),(2)	1,600,000	1,022,608
Nomura Asset Securities Corp.,
Series 98-D6, Class B1,
6.000%, due 03/15/30(2)	480,000	418,790
TW Hotel Funding 2005 LLC,
Series 05-LUX, Class L,
4.368%, due 01/15/21(1),(2)	1,702,946	1,420,570
Total commercial mortgage-backed securities (cost $8,478,028)		6,418,531

Mortgage & agency debt securities—15.99%
American Home Mortgage Investment Trust,
Series 06-3, Class 4A,
2.789%, due 11/25/35(1)	1,029,385	776,647
Banc of America Funding Corp.,
Series 07-1, Class 1B1,
6.000%, due 01/25/37	1,239,103	750,688
Series 06-H, Class B1,
6.098%, due 09/20/46(1)	1,488,905	888,345
Banc of America Mortgage Securities, Inc.,
Series 06-3, Class 30B1,
6.250%, due 10/25/36	2,256,849	1,627,883
Chase Mortgage Finance Corp.,
Series 07-S2, Class B1,
5.872%, due 03/25/37(1),(4)	2,008,939	401,788
Citigroup Mortgage Loan Trust, Inc.,
Series 06- AR7, Class 1B1,
5.981%, due 07/25/46(1)	497,906	417,339
Countrywide Alternative Loan Trust,
Series 05-79CB, Class M,
5.500%, due 01/25/36(4)	659,023	377,723
Federal Home Loan Mortgage Corp.,
4.875%, due 02/09/10	7,725,000	8,086,731
5.000%, due 02/16/17	8,900,000	9,504,586
Federal National Mortgage Association,
4.125%, due 04/15/14	7,100,000	7,336,636
6.625%, due 09/15/09	7,725,000	8,204,947
IndyMac INDX Mortgage Loan Trust,
Series 06-AR31, Class A5,
6.095%, due 11/25/36(1)	700,000	560,000
Series 06-AR19, Class 1B2,
6.393%, due 08/25/36(1)	995,020	62,150
Lehman Structured Securities Corp.,
Series 07-1, Class M5,
5.089%, due 10/28/34(1),(2)	794,150	765,399
MLCC Mortgage Investors, Inc.,
Series 07-1, Class M2,
6.113%, due 01/25/37(1)	1,501,449	975,003
Residential Accredit Loans, Inc.,
Series 06-QS5, Class M1,
6.000%, due 05/25/36	1,076,987	215,397
Residential Funding Mortgage Securities I,
Series 06-S6, Class M1,
6.000%, due 07/25/36	444,076	340,711
Structured Adjustable Rate Mortgage Loan Trust,
Series 07-3, Class B2II,
5.868%, due 04/25/37(1)	1,820,049	728,019

WaMu Mortgage Pass -Through Certificates,
Series 06-AR14, Class 1B1,
5.647%, due 11/25/36(1)	1,098,949		623,814
Series 07-HY5, Class 2B1,
5.719%, due 05/25/37(1),(4),(7)	2,454,103		1,964,500
Series 07-HY1, Class LB2,
5.797%, due 02/25/37(1),(4),(7)	549,391		494,699
Wells Fargo Alternative Loan Trust,
Series 07-PA1, Class B1,
6.250%, due 03/25/37	1,984,052		681,320
Wells Fargo Mortgage Backed Securities Trust,
Series 07-11, Class B3,
6.000%, due 08/25/37	522,943		183,030
Series 07-3, Class CRB1,
6.000%, due 04/25/37	496,694		322,851
Series 06-AR19, Class B1,
6.143%, due 12/25/36(1)	1,247,106		873,637
Total mortgage & agency debt securities (cost $55,743,939)			47,163,843

Stripped mortgage-backed securities—0.02%
Structured Adjustable Rate Mortgage Loan Trust,
Series 05-21, Class 6AX, IO,
5.500%, due 11/25/35(1),(4) (cost $110,547)	688,352		68,786
Total US bonds (cost $130,661,322)			105,694,783

International bonds—40.96%
International corporate bonds—24.81%
Austria—0.61%
Wienerberger AG,
6.500%, due 02/09/17(1),(3)	EUR	1,450,000	1,798,157

British Virgin Islands—0.73%
C10-EUR Capital (SPV) Ltd.,
6.277%, due 06/30/17(1),(3)	EUR	1,700,000	2,148,442

Canada—1.10%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08	$1,975,000		1,967,849
Stone Container Finance,
7.375%, due 07/15/14	1,540,000		1,278,200
			3,246,049
France—4.36%
BNP Paribas,
5.250%, due 12/17/12	EUR	2,165,000	3,468,338
Compagnie de Financement Foncier,
2.375%, due 01/29/09	6,050,000		9,403,753
			12,872,091
Germany—8.93%
Eurohypo AG,
4.000%, due 01/15/10	EUR	5,950,000	9,374,418
Kreditanstalt fuer Wiederaufbau,
5.550%, due 06/07/21	GBP	2,200,000	4,642,656
2.500%, due 10/11/10	EUR	6,100,000	9,323,291
3.500%, due 07/15/09	1,920,000		3,009,791
			26,350,156
Ireland—0.80%
Libretto Capital PLC, Credit Linked Note,
5.354%, due 12/20/08(1)	EUR	1,500,000	2,352,732

Luxembourg—0.99%
Erste Europaeische Pfandbrief und Kommunalkreditbank AG,
5.000%, due 02/16/16	$2,400,000		2,497,761
Lighthouse International Co. SA,
8.000%, due 04/30/14	350,000		430,999
			2,928,760
Netherlands—1.32%
Linde Finance BV,
7.375%, due 07/14/66(1)	EUR	1,500,000	2,328,814
RWE Finance BV,
4.625%, due 08/17/10	GBP	800,000	1,558,197
			3,887,011
Sweden—1.81%
Svenska Handelsbanken AB,
6.125%, due 03/04/09(1),(3)	GBP	2,730,000	5,339,532

United Kingdom—4.16%
AIB UK 1 LP,
4.781%, due 12/17/14(1),(3)	EUR	1,030,000	1,188,314
Alliance & Leicester PLC,
4.250%, due 12/30/08	GBP	1,580,000	3,037,338
Anglo Irish Capital UK LP,
5.219%, due 09/29/16(1),(3)	EUR	1,600,000	1,556,215
Bank of Scotland PLC,
6.375%, due 08/16/19	GBP	1,445,000	2,476,012
Barclays Bank PLC,
4.750%, due 03/15/20(1),(3)	EUR	1,020,000	1,006,244
Getin Finance PLC,
6.538%, due 04/25/08(1)	250,000		394,390
National Grid Electricity Transmission PLC,
4.125%, due 09/18/08	800,000		1,255,163
Reed Elsevier Investments PLC,
5.625%, due 10/20/16	GBP	750,000	1,372,951
			12,286,627
Total international corporate bonds (cost $68,479,215)			73,209,557

International asset-backed security—0.02%
United Kingdom—0.02%
Whinstone Capital Management Ltd.,
Series 1A, Class B2,
5.188%, due 10/25/44(1),(2) (cost $60,792)	EUR	50,239	63,452

International collateralized debt obligations—6.25%
Cayman Islands—2.67%
Abacus Ltd.,
Series 05-CB1A, Class F,
7.178%, due 05/28/41(1),(2),(4)	$250,000		25
ACA ABS 2006-1 Ltd.,
Series 06-2,
due 01/10/47(2),(4),(6)	600,000		0
Acacia CDO 1 Ltd.,
Series 10A, Class SUB,
due 09/07/46(2),(4),(6)	280,000		2,800
Aladdin CDO I Ltd,
Series 06-2A, Class 10D,
10.042%, due 10/31/16(1),(2),(4)	250,000		133,750
Avenue CLO Fund Ltd.,
Series 06-3A, Class B2L,
7.894%, due 07/20/18(1),(2),(4)	220,000		152,218
Series 06-4I, Class SUB,
due 11/07/18(4),(6)	310,000		205,003

Avenue CLO III,
due 07/20/18(2),(4),(6)	150,000	103,650
Babson CLO Ltd.,
Series 07-1A, Class INC,
due 01/18/21(2),(4),(6)	250,000	157,500
Black Diamond CLO Ltd.,
Series 05-1A, Class E,
7.542%, due 06/20/17(1),(4)	350,000	265,125
Series 05-2A, Class E1,
9.146%, due 01/07/18(1),(2),(4)	250,000	176,150
Series 05-2X, Class IN,
due 01/07/18(4),(6)	110,000	73,832
Series 06-1A, Class E,
6.606%, due 04/29/19(1),(4)	560,000	364,168
Callidus Debt Partners CDO Fund I Ltd.,
Series 5A, Class INC,
due 11/20/20(2),(4),(6)	200,000	120,000
Series 7A, Class SUB,
due 01/21/21(2),(4),(6)	400,000	256,000
CIFC Funding,
Series 06-II,
due 03/01/21(2),(6)	250,000	183,125
Cratos CLO Ltd.,
Series 07-1A, Class D,
5.470%, due 05/19/21(1),(2),(4)	250,000	157,187
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class D,
5.970%, due 02/16/41(1),(2),(4)	234,410	35,162
Series 18A, Class D,
7.618%, due 03/13/47(1),(2),(4)	813,758	81
De Meer Middle Market CLO Ltd.,
Series 06-1A, Class E,
7.894%, due 10/20/18(1),(4)	209,929	135,988
Denali Capital CLO VII Ltd.,
Series 07-1A, Class B2L,
8.144%, due 01/22/22(1),(2),(4)	290,000	196,649
Emporia Preferred Funding,
Series 07-3A, Class D,
5.348%, due 04/23/21(1),(2),(4)	250,000	118,200
Series 07-3A, Class E,
6.620%, due 04/23/21(1),(2),(4)	250,000	106,495
FM Leveraged Capital Fund,
Series 06-2A, Class E,
6.815%, due 11/15/20(1),(2),(4)	400,000	168,928
FM Leveraged Capital Fund II,
due 11/20/20(2),(4),(6)	370,000	205,694
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
6.025%, due 04/07/17(1),(2),(4)	1,000,000	659,400
Goldentree Loan Opportunities V Ltd.,
Series 07-5A, Class SUB,
due 10/18/21(2),(4),(6)	400,000	256,000
Gresham Street CDO Funding,
Series 03-1X, Class D,
6.412%, due 11/07/33(1),(4)	100,000	77,000
GSC Partners CDO Fund Ltd.,
due 11/20/16(2),(6)	250,000	155,575
Series 07-8A, Class SUB,
due 04/17/21(2),(4),(6)	240,000	153,600
Gulf Stream - Sextant CLO Ltd.,
Series 06-1A, Class D,
4.670%, due 08/21/20(1),(2),(4)	170,000	127,551
Series 07-1A, Class SUB,
due 06/17/21(2),(4),(6)	520,000	338,000

Harbourview CLO VI Ltd.,
Series 6A, Class D,
6.355%, due 12/27/19(1),(2),(4)	370,000	221,630
Herald Ltd.29,
6.300%, due 09/16/45(1),(4)	300,000	47,040
ING Investment Management CLO II Ltd.,
due 08/01/20(2),(4),(6)	300,000	168,000
Ischus CDO Ltd.,
Series 06-S1, Class B1L,
8.377%, due 04/12/41(1),(2),(4)	717,674	114,828
Kingsland Ltd.,
Series 07-5A, Class E,
8.627%, due 07/14/21(1),(2),(4)	250,000	140,348
Series 07-5A, Class SUB,
due 07/14/21(2),(4),(6)	220,000	131,765
Lenox CDO Ltd.,
Series 05-1A, Class E1,
6.568%, due 11/14/43(1),(2),(4)	257,780	0
Lightpoint CLO Ltd.,
Series 06-4A, Class C,
6.058%, due 04/15/18(1),(2),(4)	550,000	356,317
Logan CDO Ltd.,
Series II-A, Class E,
10.612%, due 05/04/51(1),(2),(4)	400,000	49,440
Series III-A, Class E,
19.646%, due 07/05/57(1),(2),(4)	390,000	23,205
Race Point CLO,
Series 06-3, Class E,
8.508%, due 04/15/20(1),(2),(4)	500,000	292,915
Rockwall CDO Ltd.,
Series 06-1A, Class B1L,
5.489%, due 08/01/21(1),(2)	300,000	197,790
Rockwall Investors Corp.,
due 08/01/21(2),(4),(6)	200,000	125,620
Sagittarius CDO Ltd.
Series 07-1A, Class C,
5.160%, due 12/10/51(1),(2),(4),(7)	1,040,000	0
Saturn CLO Ltd.,
Series 07-1A, Class D,
7.070%, due 05/13/22(1),(2),(4)	250,000	149,760
Stanfield Veyron CLO Ltd.,
Series 06-1A, Class D,
5.858%, due 07/15/18(1),(2),(4)	200,000	149,940
Trimaran CLO Ltd.,
Series 06-2A, Class B2L,
6.989%, due 11/01/18(1),(2),(4)	410,000	275,643
Series 06-2A, Class C1,
due 11/01/18 (4),(6)	280,000	205,016
Series 07-1A, Class B2L,
6.200%, due 06/15/21(1),(2),(4)	200,000	128,800
7,862,913
Ireland—1.04%
Adagio CLO BV,
Series III-A, Class SUB,
due 09/15/22(2),(4),(6)	EUR	390,000	461,784
Series III-A, Class E,
8.344%, due 09/15/22(1),(2),(4)	270,000	304,735
Cairn Mezzanine ABS CDO PLC,
Series 06-1A, Class 7,
8.990%, due 12/09/46(1),(2),(4)	$242,500	1,213
Series 06-1A, Class SUB,
due 12/09/46(2),(4),(6)	580,000	2,900
Eirles One Ltd.,
Series 29,
8.043%, due 10/07/15(1),(4)	EUR	500,000	722,278

Eurocredit CDO BV,
Series VI-X, Class SUB,
due 01/16/22(4),(6)	400,000		404,160
Series VIII-A, Class D,
due 12/04/20(2),(4),(6)	400,000		445,650
MARC CDO PLC,
Series 1A, Class E,
9.868%, due 03/13/53(1),(2),(4)	$350,000		0
Menton CDO PLC,
Series II-A, Class E,
10.718%, due 10/24/53(1),(2),(4)	250,000		2,500
Series III-A, Class E,
10.240%, due 11/28/56(1),(2),(4)	550,000		0
PSION Synthetic CDO PLC,
Series I-A, Class E,
7.849%, due 12/21/15(1),(2),(4)	330,000		262,680
Valleriite CDO,
Series 07-A1, Class D1EU,
7.525%, due 03/04/19(1),(2),(4)	EUR	350,000	469,733
			3,077,633
Luxembourg—0.50%
Ashwell CDO SA,
due 12/22/77(2),(4),(6)	GBP	420,000	600,158
GSC European CDO SA,
Series II-A, Class SUB,
due 07/15/20(2),(4),(6)	EUR	320,000	353,640
Series 07-4A, Class E,
7.444%, due 04/25/23(1),(4)	470,000		522,154
			1,475,952
Netherlands—2.04%
Ares Euro CLO BV,
Series 07-1A, Class E,
8.073%, due 05/15/24(1),(4)	EUR	470,000	546,492
Cadogan Square CLO BV,
Series 2A, Class E,
8.296%, due 08/12/22(1),(2),(4)	300,000		367,770
Series 3A, Class E,
7.919%, due 01/17/23(1),(4)	280,000		278,081
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23(2),(4)	530,000		711,227
Harbourmaster CLO BV.,
Series 7A, Class C,
due 09/22/22(2),(4),(6)	300,000		412,054
Series 10A, Class B1,
9.375%, due 02/06/24(2),(4)	600,000		858,114
Series PR2A, Class C,
due 10/15/22(4),(6)	150,000		136,688
Series PR2A, Class B2,
8.680%, due 10/15/22(1),(4)	300,000		327,701
Highlander Euro CDO,
Series 06-2CA, Class E,
8.274%, due 12/14/22(1),(4)	250,000		210,763
Laurelin BV,
Series 2A, Class SUB,
due 07/15/23(2),(4),(6)	250,000		315,750
Queen Street CLO,
Series 06-1A, Class F,
due 04/15/23(4),(6)	320,000		355,812
Series 07-1A, Class F,
due 08/15/24(2),(4),(6)	350,000		334,190
St James’s Park CDO BV,
Series 07-1A, Class D,
8.189%, due 11/15/20(1),(2),(4)	700,000		939,798

Series 07-1A, Class E,
11.039%, due 11/15/20(1),(2),(4)	170,000		213,422
			6,007,862
Total international collateralized debt obligations (cost $30,245,509)			18,424,360

International commercial mortgage-backed security—0.50%
Luxembourg—0.50%
EMC PLC,
Series 4, Class A,
4.588%, due 04/30/13(1) (cost $1,316,877)	EUR	969,998	1,483,245

International mortgage & agency debt securities—0.35%
Netherlands—0.26%
Delphinus BV,
Series 00-1, Class B,
6.250%, due 06/26/32(1)	EUR	500,000	776,282

United Kingdom—0.09%
Granite Master Issuer PLC,
Series 05-1, Class A5,
4.744%, due 12/20/54(1)	EUR	175,385	266,289

Total international mortgage & agency debt securities (cost $877,955)			1,042,571

Foreign government bonds—6.92%
Argentina—1.51%
Republic of Argentina,
3.092%, due 08/03/12(1),(7)	USD	8,350,000	4,444,288

Canada—0.69%
Quebec Province,
6.125%, due 01/22/11	$1,880,000		2,046,380

France—1.72%
Government of France,
1.800%, due 07/25/40	EUR	3,511,792	5,065,330

Germany—1.28%
Bundesschatzanweisungen,
3.750%, due 12/12/08	EUR	2,400,000	3,784,946

Japan—1.38%
Japan Bank for International Cooperation,
5.250%, due 03/23/16	$3,700,000		4,063,902

Venezuela—0.34%
Republic of Venezuela,
5.750%, due 02/26/16	$1,290,000		1,006,200

Total foreign government bonds (cost $20,695,788)			20,411,046

Sovereign/supranational bonds—2.11%
Supranational—2.11%
European Investment Bank,
6.250%, due 12/07/08	GBP	2,600,000	5,202,568
6.250%, due 04/15/14	470,000		1,009,208

Total sovereign/supranational bonds (cost $6,119,608)			6,211,776

Total international bonds (cost $127,795,744)	120,846,007
Total bonds (cost $258,457,066)	226,540,790

	Shares
Investment company—6.13%
UBS U.S. Securitized Mortgage Relationship Fund(8)
(cost $20,775,913)	1,739,692	18,097,143

Short-term investments—8.47%
Investment company—7.78%
UBS U.S. Cash Management
Prime Relationship Fund, 3.05%(8),(9)
(cost $22,958,718)	22,958,718	22,958,718

	Face
	amount
US government obligations—0.69%
US Treasury Bills,
3.10%, 06/19/08(10),(11)
(cost $2,016,411)	$2,030,000	2,024,661
Total short-term investments (cost $24,975,128)		24,983,379
Total investments—91.38% (cost $304,208,108)		269,621,312
Cash and other assets, less liabilities—8.62%		25,418,271
Net assets—100.00%		$295,039,583

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $304,208,108; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$10,693,685
Gross unrealized depreciation	(45,280,481)
Net unrealized depreciation	$(34,586,796)

(1)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $32,831,170 or 11.13% of net assets.

(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is illiquid. At March 31, 2008, the value of these securities amounted to $28,965,740 or 9.82% of net assets.
(5)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(6)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of these securities.
(7)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of these securities amounted to $6,903,487, or 2.33% of net assets.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at March 31, 2008.
(10)	The rate shown is the effective yield at the date of purchase.
(11)	Security, or a portion thereof, was delivered to cover margin requirements for futures contracts.

ABS	Asset-backed securities
CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CPI	Consumer Price Index
DISC	Discount bond
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
MLCC	Merrill Lynch Credit Corp.
IO

Interest only security - This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

Currency type abbreviations:
ARS	Argentina Peso
BRL	Brazilian Real
EUR	Euro
GBP	Great Britain Pound

Restricted securities

Securities	Acquisition dates	Acquisition cost	Acquisition cost as a percentage of net assets	03/31/08 Market value	03/31/08 Market value as a percentage of net assets
Abacus Ltd.,
Series 05-CB1A, Class F,
7.178%, due 05/28/41	04/24/06	$252,636	0.09%	$25	0.00	%(1)
ACA ABS 2006-2 Ltd.,
Series 06-2,
due 01/10/47	11/16/06	480,000	0.16	0	0.00
Acacia CDO Ltd.,
Series 10A, Class SUB,
due 09/07/46	07/17/06	127,708	0.04	2,800	0.00	(1)
Adagio CLO BV,
Series III-A, Class SUB,
due 09/15/22	07/21/06	495,163	0.17	461,784	0.16
Adagio CLO,
Series III-A, Class E,
8.344%, due 09/15/22	07/21/06	340,234	0.12	304,735	0.10
Ajax One Ltd.,
Series 2A, Class C,
5.558%, due 09/08/32	11/08/05	487,550	0.17	200,000	0.07
Aladdin CDO I Ltd,
Series 06-2A, Class 10D,
10.042%, due 10/31/16	06/23/06	250,000	0.08	133,750	0.05
Ares CLO Funds,
Series 05-10A, Class D2,
4.764%, due 09/18/17	09/20/05	498,125	0.17	315,450	0.11
Series 06-5RA, Class D,
4.993%, due 02/24/18	02/16/06	885,550	0.30	562,480	0.19
Ashwell CDO SA,
due 12/22/77	01/29/07	397,209	0.13	314,368	0.11
due 12/22/77	08/07/07	380,784	0.13	285,790	0.10
Avenue CLO Fund Ltd.,
Series 06-3A, Class B2L,
7.894%, due 07/20/18	04/24/06	215,160	0.07	152,218	0.05
Avenue CLO III,
due 07/20/18 ,(6)	04/24/06	146,625	0.05	103,650	0.04
Avery Street CLO,
Series 06-1A, Class E,
9.646%, due 04/05/18	01/31/06	688,100	0.23	464,100	0.16
Axius Europe CLO SA,
Series 07-1A, Class D,
7.656%, due 11/15/23	09/28/07	465,644	0.16	458,572	0.16
Series 07-1A, Class E,
9.156%, due 11/15/23	09/28/07	430,209	0.15	418,566	0.14
Babson CLO Ltd.,
Series 07-1A, Class INC,
due 01/18/21	02/02/07	237,500	0.08	157,500	0.05
Black Diamond CLO Ltd.,
Series 05-2A, Class E1,
9.146%, due 01/07/18	09/22/05	250,000	0.08	176,150	0.06
Cadogan Square CLO BV,
Series 2A, Class E,
8.296%, due 08/12/22	06/08/06	379,635	0.13	367,770	0.12
Cairn Mezzanine ABS CDO PLC,
Series 06-1A, Class 7,
8.990%, due 12/09/46	08/11/06	241,288	0.08	1,213	0.00	(1)
Series 06-1A, Class SUB,
due 12/09/46	08/11/06	493,000	0.17	2,900	0.00	(1)
Callidus Debt Partners CDO Fund I Ltd.,
Series 5A, Class INC,
due 11/20/20	11/01/06	190,000	0.06	120,000	0.04
Series 7A, Class SUB,
due 01/21/21	11/02/07	320,000	0.11	256,000	0.09
Colts,
Series 07-1,
due 03/20/21	02/09/07	285,000	0.10	144,228	0.05
Commercial Industrial Finance Corp.,
Series 06-2A, Class B2L,
7.076%, due 03/01/21	11/22/06	278,600	0.09	139,860	0.05
Cratos CLO Ltd.,
Series 07-1A, Class D,
5.470%, due 05/19/21	04/30/07	250,000	0.08	157,187	0.05
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 15A, Class D,
5.970%, due 02/16/41	01/25/06	234,410	0.08	35,162	0.01
Series 18A, Class D,
7.618%, due 03/13/47	03/06/07	792,809	0.27	81	0.00	(1)
Denali Capital CLO VII Ltd.,
Series 07-1A, Class B2L,
8.144%, due 01/22/22	04/27/07	285,865	0.10	196,649	0.07
Duke Funding Ltd.,
Series 06-11A, Class B1E,
6.609%, due 08/08/46	09/19/06	1,073,335	0.36	137,363	0.05
Emporia Preferred Funding,
Series 07-3A, Class D,
5.348%, due 04/23/21	02/27/07	250,000	0.08	118,200	0.04
Series 07-3A, Class E,
6.620%, due 04/23/21	02/27/07	250,000	0.08	106,495	0.04

Eurocredit CDO BV,
Series VIII-A, Class D,
due 12/04/20	11/09/07	542,753	0.18	445,650	0.15
FM Leveraged Capital Fund,
Series 06-2A, Class E,
6.815%, due 11/15/20	10/31/06	400,000	0.14	168,928	0.06
FM Leveraged Capital Fund II,
due 11/20/20	10/31/06	370,000	0.13	205,694	0.07
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
6.025%, due 04/07/17	03/08/07	1,000,000	0.34	659,400	0.21
Goldentree Loan Opportunities V Ltd.,
Series 07-5A, Class SUB,
due 10/18/21	11/08/07	320,000	0.11	256,000	0.09
Grosvenor Place CLO BV,
Series II-A, Class SUB,
7.500%, due 03/28/23	12/15/06	686,465	0.23	711,227	0.24
GS Mortgage Securities Corp., II,
Series 07-GKK1, Class A1,
5.700%, due 12/20/49	05/02/07	2,001,909	0.69	1,157,100	0.38
GSC European CDO SA,
Series II-A, Class SUB,
due 07/15/20	07/18/06	386,262	0.13	353,640	0.12
GSC Partners CDO Fund Ltd.,
due 04/17/21	02/28/07	222,936	0.08	153,600	0.05
Gulf Stream - Sextant CLO Ltd.,
Series 06-1A, Class D,
4.670%, due 08/21/20	07/26/06	170,000	0.06	127,551	0.04
Series 07-1A, Class SUB,
due 06/17/21	05/17/07	520,000	0.18	338,000	0.11
Harbourmaster CLO Ltd.,
9.375%, due 05/15/21	11/14/07	878,670	0.30	858,114	0.29
Series 7A, Class C,
due 09/22/22	10/31/06	363,746	0.12	412,054	0.14
Harbourview CLO VI Ltd.,
Series 6A, Class D,
6.355%, due 12/27/19	10/20/06	363,584	0.12	221,630	0.08
Hereford Street ABS CDO Ltd.,
Series 05-1A, Class D,
7.603%, due 01/03/45	11/04/05	696,500	0.24	7,000	0.00	(1)
Hewett’s Island CDO Ltd.,
Series 06-4A, Class C,
3.846%, due 05/09/18	04/11/06	249,360	0.08	191,925	0.07
Series 06-4A, Class D1,
4.746%, due 05/09/18	04/11/06	247,857	0.08	184,850	0.06
Series 07-6A, Class D,
5.240%, due 06/09/19	05/09/07	247,467	0.08	166,614	0.06
Series 06-4A, Class E,
7.646%, due 05/09/18	04/11/06	346,364	0.12	254,765	0.09
ING Investment Management CLO II Ltd.,
due 08/01/20	06/30/06	300,000	0.10	168,000	0.06
Ischus CDO Ltd.,
Series 06-S1, Class B1L,
8.377%, due 04/12/41	02/21/06	700,969	0.24	114,828	0.04
Kingsland Ltd.,
Series 07-5A, Class E,
8.627%, due 07/14/21	05/02/07	241,728	0.08	140,348	0.05
Series 07-5A, Class SUB,
due 07/14/21	05/02/07	209,000	0.07	131,765	0.04
Laurelin BV,
Series 2A, Class SUB,
due 07/15/23	06/05/07	337,988	0.11	315,750	0.11
Lenox CDO Ltd.,
Series 05-1A, Class E1,
6.568%, due 11/14/43	11/23/05	238,644	0.08	0	0.00
Lightpoint CLO Ltd.,
Series 06-4A, Class C,
6.058%, due 04/15/18	03/03/06	550,000	0.19	356,317	0.12
Logan CDO Ltd.,
Series II-A, Class E,
10.612%, due 05/04/51	04/11/06	398,000	0.13	49,440	0.02
Series III-A, Class E,
19.646%, due 07/05/57	06/08/07	390,000	0.13	23,205	0.01
Longport Funding Ltd.,
Series 07-1A, Class D,
10.627%, due 04/12/51	05/31/07	428,523	0.15	0	0.00
Longshore CDO Funding Ltd.,
Series 06-1A, Class D,
6.012%, due 05/03/46	01/10/06	367,913	0.12	1,900	0.00	(1)
MARC CDO PLC,
Series 1A, Class E,
9.868%, due 03/13/53	11/30/05	349,125	0.12	0	0.00
MC Funding Ltd.,
Series 06-1,
due 12/20/20	12/08/06	482,876	0.16	205,927	0.07
Series 06-1A, Class E,
6.292%, due 12/20/20	12/08/06	640,000	0.22	259,046	0.09
Menton CDO PLC,
Series II-A, Class E,
10.718%, due 10/24/53	10/10/05	249,375	0.08	2,500	0.00	(1)

Series III-A, Class E,
10.240%, due 11/28/56	10/18/06	550,000	0.19	0	0.00
Merrill Lynch Mortgage Investors, Inc.,
Series 04-SL2, Class B4,
9.724%, due 06/25/35	02/10/06	782,596	0.27	22,128	0.01
OHA Park Avenue CLO Ltd.,
Series 07-1A, Class SUB,
due 03/14/22	02/26/07	370,000	0.13	222,000	0.08
PSION Synthetic CDO PLC,
Series I-A, Class E,
7.849%, due 12/21/15	12/15/05	318,347	0.11	262,680	0.09
Queen Street CLO,
Series 07-1A, Class F,
due 08/15/24	05/18/07	463,444	0.16	334,190	0.11
Race Point CLO,
Series 06-3, Class E,
8.508%, due 04/15/20	03/10/06	500,000	0.17	292,915	0.10
Rockwall CDO Ltd.,
Series 06-1A, Class B1L,
5.489%, due 08/01/21	04/24/06	297,750	0.10	197,790	0.07
Rockwall Investors Corp.,
due 08/01/21	04/24/06	198,500	0.07	125,620	0.04
Sagittarius CDO Ltd.
Series 07-1A, Class C,
due 12/10/51	02/13/07	1,040,000	0.35	0	0.00
Saturn CLO Ltd.,
Series 07-1A, Class D,
7.070%, due 05/13/22	04/20/07	238,025	0.08	149,760	0.05
Shasta CLO I Ltd.,
due 04/20/21	12/20/06	731,500	0.25	570,493	0.19
Spirit CBO,
Series 04-2A, Class D,
5.586%, due 10/27/10	11/16/05	690,509	0.23	708,965	0.24
Stanfield Veyron CLO Ltd.,
Series 06-1A, Class D,
5.858%, due 07/15/18	06/13/06	199,300	0.07	149,940	0.05
Taberna Preferred Funding Ltd.,
Series 06-7A, Class A3L,
4.545%, due 02/05/37	09/15/06	232,629	0.08	48,000	0.02
Series 06-7A, Class B1L,
6.045%, due 02/05/37	09/15/06	303,800	0.10	15,500	0.00	(1)
Tricadia CDO Ltd.,
Series 05-3A, Class B1L,
6.099%, due 06/25/41	11/01/05	469,922	0.16	95,174	0.03
Series 05-4A, Class B1L,
6.189%, due 12/11/40	12/01/05	481,509	0.16	193,571	0.07
Series 06-5A, Class F,
8.579%, due 06/19/46	05/09/06	573,273	0.19	107,069	0.04
Trimaran CLO Ltd.,
Series 06-2A, Class B2L,
6.989%, due 11/01/18	07/28/06	407,950	0.14	275,643	0.09
Series 07-1A, Class B2L,
6.200%, due 06/15/21	03/09/07	198,806	0.07	128,800	0.04
St James’s Park CDO BV,
Series 07-1A, Class D,
8.189%, due 11/15/20	10/29/07	967,474	0.33	939,798	0.31
Series 07-1A, Class E,
11.039%, due 11/15/20	10/29/07	237,926	0.08	213,422	0.07
Valleriite CDO,
Series 07-A1, Class DIEU,
4.500%, due 03/04/19	06/12/07	465,868	0.16	469,733	0.16
		$38,969,281	13.21%	$20,461,005	6.94%

(1) Amount represents less than 0.005%.

Forward foreign currency contracts

UBS Absolute Return Bond Fund had the following open forward foreign currency contracts as of March 31, 2008:

	Contracts to deliver	In exchange for		Maturity dates	Unrealized appreciation/ (depreciation)
Canadian Dollar	11,030,000	USD	11,090,276	06/11/08	$359,137
Euro	81,155,000	USD	122,571,643	06/11/08	(5,151,449)
Great Britain Pound	31,795,000	USD	62,461,595	06/11/08	(290,606)
Japanese Yen	466,400,000	USD	4,806,761	06/11/08	108,767
New Zealand Dollar	4,580,000	USD	3,579,499	06/11/08	21,908
Singapore Dollar	2,185,000	USD	1,588,744	06/11/08	(3,338)
Swiss Franc	2,205,000	USD	2,163,472	06/11/08	(56,923)
United States Dollar	1,862,988	CAD	1,865,000	06/11/08	(48,521)
United States Dollar	14,861,517	CHF	15,475,000	06/11/08	721,526
United States Dollar	14,519,858	EUR	9,390,000	06/11/08	258,280
United States Dollar	7,017,740	GBP	3,530,000	06/11/08	(50,756)
United States Dollar	7,465,059	JPY	770,200,000	06/11/08	293,077
United States Dollar	6,664,944	SEK	41,280,000	06/11/08	255,217
United States Dollar	7,537,271	SGD	10,445,000	06/11/08	73,392
Net unrealized depreciation on forward foreign currency contracts					$(3,510,289)

Currency type abbreviations:

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Futures contracts

UBS Absolute Return Bond Fund had the following open futures contracts as of March 31, 2008:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)
US Treasury futures sell contracts:
2 Year US Treasury Notes, 225 contracts (USD)	June 2008	$48,103,942	$48,297,656	$(193,714)
5 Year US Treasury Notes, 530 contracts (USD)	June 2008	59,897,444	60,544,219	(646,775)
10 Year US Treasury Notes, 560 contracts (USD)	June 2008	64,700,457	66,613,750	(1,913,293)

Interest futures buy contracts:
Euro-Buxl, 35 contracts (EUR)	June 2008	5,088,073	5,027,214	(60,859)

Interest futures sell contracts:
Euro-Bobl, 170 contracts (EUR)	June 2008	29,945,209	29,625,954	319,255
Euro-Bund,110 contracts (EUR)	June 2008	20,315,796	20,141,377	174,419
Euro-Schatz, 170 contracts (EUR)	June 2008	28,244,318	28,047,836	196,482
Long Gilt, 25 contracts (GBP)	June 2008	5,386,026	5,522,289	(136,263)
Net unrealized depreciation on futures contracts				$(2,260,748)

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at March 31, 2008 was $4,626,303.

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

Bonds
US bonds
US corporate bonds
Capital markets	1.50%
Commercial banks	0.51
Commercial services & supplies	0.59
Consumer finance	0.78
Diversified financial services	3.62
Electric utilities	0.16
Electronic equipment & instruments	0.12
Food & staples retailing	0.55
Independent power producers & energy traders	0.03
Insurance	0.71
Media	0.56
Office electronics	0.64
Paper & forest products	0.17
Thrifts & mortgage finance	2.33
Tobacco	0.50
Total US corporate bonds	12.77

Asset-backed securities	2.75
Collateralized debt obligations	2.12
Commercial mortgage-backed securities	2.17
Mortgage & agency debt securities	15.99
Stripped mortgage-backed securities	0.02
Total US bonds	35.82

International bonds
International corporate bonds
Building products	0.61
Commercial banks	10.64
Construction & engineering	0.79
Containers & packaging	0.43
Diversified financial services	3.37
Electric utilities	0.95
Media	0.15
Paper & forest products	0.67
Thrifts & mortgage finance	7.20
Total international corporate bonds	24.81

International asset-backed securities	0.02
International collateralized debt obligations	6.25
International commercial mortgage-backed securities	0.50
International mortgage & agency debt securities	0.35
Foreign government bonds	6.92
Sovereign/supranational bonds	2.11
Total international bonds	40.96
Total bonds	76.78

Investment company
UBS Securitized Mortgage Relationship Fund	6.13
Short-term investments	8.47
Total investments	91.38
Cash and other assets, less liabilities	8.62
Net assets	100.00%

(1)  Figures represent the industry breakdown of direct investments of the UBS U.S. Absolute Return Bond Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS Global Bond Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Face
	Amount		Value
Bonds—81.54%
US bonds—17.86%
US corporate bonds—9.73%
Bank One Corp.,
7.875%, due 08/01/10	$675,000		$721,311
BNP Paribas Capital Trust III,
6.625%, due 10/23/11(1),(2)	EUR	650,000	1,014,540
Citigroup, Inc.,
5.000%, due 09/15/14	$400,000		376,970
5.500%, due 02/15/17	900,000		843,041
Comcast Cable Communications LLC,
6.750%, due 01/30/11	150,000		155,949
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08	850,000		833,595
Daimler Finance N.A. LLC,
7.200%, due 09/01/09	500,000		521,222
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	80,000		76,215
General Electric Capital Corp.,
6.750%, due 03/15/32	110,000		117,492
HSBC Finance Corp.,
6.750%, due 05/15/11	350,000		363,090
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	50,000		37,500
JPMorgan Chase Bank N.A.,
4.375%, due 11/30/21(1)	EUR	350,000	434,909
Kraft Foods, Inc.,
5.625%, due 11/01/11	$200,000		203,780
Kroger Co.,
8.050%, due 02/01/10	350,000		373,240
Landry’s Restaurants, Inc.,
9.500%, due 12/15/14	250,000		243,750
Lehman Brothers Holdings, Inc.,
4.503%, due 03/05/10(1)	EUR	450,000	686,302
Marsh & McLennan Cos., Inc.,
6.250%, due 03/15/12	$200,000		201,381
Miller Brewing Co.,
5.500%, due 08/15/13(3)	1,000,000		1,062,819
Morgan Stanley,
5.300%, due 03/01/13	235,000		234,210
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14	75,000		64,594
Residential Capital LLC,
3.490%, due 06/09/08(1)	140,000		110,600
Sanmina-SCI Corp.,
5.550%, due 06/15/14(1),(3)	45,000		40,500
Sheridan Group, Inc.,
10.250%, due 08/15/11	150,000		132,188
Wal-Mart Stores, Inc.,
6.875%, due 08/10/09	350,000		369,463
Washington Mutual Bank,
3.193%, due 08/25/08(1)	50,000		48,065
Wells Fargo Bank N.A.,
6.450%, due 02/01/11	750,000		797,726
Weyerhaeuser Co.,
6.750%, due 03/15/12	750,000		788,568
Wyeth,
5.500%, due 02/01/14	850,000		880,435
Xerox Capital Trust I,
8.000%, due 02/01/27	100,000		98,711
Total US corporate bonds
(cost $11,723,534)			11,832,166

Asset-backed securities—0.96%
Countrywide Asset Backed Certificates,
Series 04-SD1, Class A1,
2.939%, due 06/25/33(1),(3)		5,801	4,985
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2,
2.729%, due 12/25/26(1)		200,655	60,197
Series 05-FFA, Class M3,
5.517%, due 03/25/25(4),(5)		500,000	40,000
Ford Credit Floorplan Master Owner Trust,
Series 05-1, Class A,
2.968%, due 05/15/10(1)		150,000	149,991
Home Equity Mortgage Loan Asset-Backed Trust,
Series 06-1, Class A4,
6.166%, due 05/25/36(5)		1,000,000	409,852
Home Equity Mortgage Trust,
Series 06-6, Class 2A1,
2.699%, due 03/25/37(1)		32,750	11,462
Series 06-3, Class A1,
5.472%, due 09/25/36(1)		116,003	63,802
Series 06-5, Class A1,
5.500%, due 01/25/37(5)		153,844	61,537
Series 06-4, Class A1,
5.671%, due 11/25/36(5)		24,890	11,201
IndyMac Seconds Asset Backed Trust,
Series 06-A, Class A,
2.729%, due 06/25/36(1),(5)		133,647	51,498
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1,
3.699%, due 10/25/27(1)		112,654	46,681
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1, Class A,
2.779%, due 09/25/36(1)		68,182	28,977
Morgan Stanley Mortgage Loan Trust,
Series 06-14SL, Class A1,
2.759%, due 11/25/36(1)		34,702	19,086
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1,
2.769%, due 08/25/36(1)		46,522	25,144
SACO I Trust,
Series 06-5, Class 2A1,
2.749%, due 05/25/36(1),(4)		260,941	92,961
Series 06-3, Class A1,
2.779%, due 04/25/36(1)		235,182	82,314
Structured Asset Securities Corp.,
Series 03-AL2, Class A,
3.357%, due 01/25/31(3)		12,977	10,498
Total asset-backed securities
(cost $2,955,616)			1,170,186

Collateralized debt obligations—0.99%
Ares CLO Funds,
Series 06-5RA, Class D,
4.993%, due 02/24/18(1),(3),(4)		140,000	88,480
Brentwood CLO Ltd.,
Series 06-1A, Class C,
4.839%, due 02/01/22(1),(3),(4)		250,000	156,000
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L,
3.846%, due 05/10/21(1),(3),(4)		200,000	130,780
Duke Funding Ltd.,
Series 06-11A, Class B1E,
6.609%, due 08/08/46(1),(3),(4)	EUR	175,970	27,781
Global Leveraged Capital Credit Opportunity Fund,
Series 06-1A, Class C,
4.894%, due 12/20/18(1),(3),(4)	$250,000		180,700
Halcyon Loan Investors CLO Ltd.,
Series 06-1A, Class C,
4.520%, due 11/20/20(1),(3),(4)		250,000	161,175
Hewett’s Island CDO Ltd.,
Series 07-6A, Class D,
5.240%, due 06/09/19(1),(3),(4)		250,000	166,614
Highland Credit Opportunities CDO Ltd.,
Series 06-1A, Class C,
4.089%, due 11/01/13(1),(3),(4)		250,000	163,075

Longport Funding Ltd.,
Series 07-1A, Class D,
10.627%, due 04/12/51(1),(3),(4)	250,000	0
Sagittarius CDO Ltd.
Series 07-1A, Class C,
5.160%, due 12/10/51(1),(3),(4),(6)	250,000	0
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3,
4.545%, due 08/05/36(1),(3),(4)	200,000	20,000
Series 06-7A, Class A3L,
4.545%, due 02/05/37(1),(3),(4)	330,000	66,000
Series 06-7A, Class B1L,
6.045%, due 02/05/37(1),(3),(4)	200,000	10,000
Tricadia CDO Ltd.,
Series 05-4A, Class B1L,
6.189%, due 12/11/40(1),(3),(4)	89,616	35,847
Total collateralized debt obligations
(cost $3,057,159)		1,206,452

Commercial mortgage-backed securities—0.91%
Bear Stearns Commercial Mortgage Securities Trust,
Series 07-PW17, Class A4,
5.694%, due 06/11/50(1)	100,000	98,423
Series 07-PW16, Class A4,
5.902%, due 06/11/40(1)	100,000	99,330
Series 07-T28, Class A4,
5.742%, due 09/11/42(1)	100,000	98,703
Series 00-WF2, Class A2,
7.320%, due 10/15/32(1)	80,000	83,034
Citigroup Commercial Mortgage Trust,
Series 07-C6, Class A4,
5.889%, due 12/10/49(1)	125,000	124,032
Hilton Hotel Pool Trust,
Series 00-HLTA, Class A1,
7.055%, due 10/03/15(3)	185,925	196,944
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 06-CB17, Class A4,
5.429%, due 12/12/43	350,000	342,909
JPMorgan Commercial Mortgage Finance Corp.,
Series 99-C8, Class A2,
7.400%, due 07/15/31(1)	65,546	66,448
Total commercial mortgage-backed securities
(cost $1,108,877)		1,109,823

Mortgage & agency debt securities—2.18%
American Home Mortgage Investment Trust,
Series 06-3, Class 4A,
2.789%, due 11/25/35(1)	205,877	155,329
Bear Stearns Adjustable Rate Mortgage Trust,
Series 07-3, Class 2A1,
5.637%, due 05/25/47(1)	236,320	216,891
Federal National Mortgage Association,
4.625%, due 12/15/09	1,500,000	1,558,659
6.625%, due 09/15/09	360,000	382,367
Government National Mortgage Association Pool,
# 781276, 6.500%, due 04/15/31	90,548	94,633
Morgan Stanley Mortgage Loan Trust,
Series 06-10SL, Class A1,
2.729%, due 08/25/36(1)	106,720	69,368
WaMu Mortgage Pass -Through Certificates,
Series 07-HY1, Class 3A2,
5.881%, due 02/25/37(1)	200,000	176,873
Total mortgage & agency debt securities
(cost $2,662,258)		2,654,120

Stripped mortgage-backed security—0.73%
Morgan Stanley Capital I,
Series 05-HQ7, Class A4, IO,
5.379%, due 11/14/42(1)
(cost $832,447)	870,000	877,967

US government obligations—2.36%
US Treasury Bonds,
6.250%, due 05/15/30	870,000		1,112,104
US Treasury Notes,
5.000%, due 02/15/11	1,615,000		1,761,865
Total US government obligations
(cost $2,744,665)			2,873,969
Total US bonds
(cost $25,084,556)			21,724,683

International bonds—63.68%
International corporate bonds—15.10%
Canada—0.31%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08	$225,000		224,945
Ainsworth Lumber Co., Ltd.,
7.250%, due 10/01/12	9,000		5,175
Bowater Canada Finance Corp.,
7.950%, due 11/15/11	35,000		23,975
Stone Container Finance,
7.375%, due 07/15/14	150,000		124,500
			378,595
Denmark—0.36%
Dong Energy A/S,
5.500%, due 06/29/05(1)	EUR	300,000	438,956

France—3.02%
BNP Paribas,
5.250%, due 12/17/12	EUR	140,000	224,280
5.625%, due 08/07/08	100,000		158,255
5.750%, due 01/24/22	GBP	80,000	143,865
Casino Guichard Perrachon SA,
4.875%, due 04/10/14	EUR	750,000	1,086,614
Compagnie de Financement Foncier,
2.375%, due 01/29/09	550,000		854,887
Lafarge SA,
4.750%, due 03/23/20	700,000		913,496
Veolia Environnement,
4.875%, due 05/28/13	190,000		295,489
			3,676,886
Germany—2.65%
Eurohypo AG,
3.750%, due 11/05/08	EUR	550,000	865,557
EWE AG,
4.875%, due 10/14/19	170,000		257,065
Kreditanstalt fuer Wiederaufbau,
5.500%, due 12/07/15	GBP	500,000	1,043,097
Landwirtschaftliche Rentenbank,
6.000%, due 09/15/09	AUD	700,000	627,013
6.000%, due 05/30/13	500,000		432,274
			3,225,006
Ireland—0.70%
Allied Irish Banks PLC,
7.500%, due 02/28/11(1),(2)	EUR	550,000	848,208

Luxembourg—1.62%
Clariant Finance Luxembourg SA,
4.375%, due 04/05/13	EUR	750,000	998,453
Telecom Italia Finance SA,
6.575%, due 07/30/09	600,000		967,303
			1,965,756
Netherlands—0.20%
E.ON International Finance BV,
6.375%, due 05/29/12	GBP	100,000	201,937
Montell Finance Co. BV,
8.100%, due 03/15/27(3)	$65,000		43,225
			245,162
Spain—1.75%
Ayt Cedulas Cajas Global,
4.250%, due 06/14/18	EUR	600,000	881,860
Caja de Ahorros y Monte de Piedad de Madrid,
4.125%, due 03/24/36	950,000		1,247,577
			2,129,437

Sweden—0.94%
Swedish Match AB,
4.625%, due 06/28/13	EUR	750,000	1,144,218

Trinidad & Tobago—0.73%
Petroleum Co. of Trinidad & Tobago Ltd.,
6.000%, due 05/08/22(3)	$900,000		882,270

United Kingdom—2.82%
AIB UK 1 LP,
4.781%, due 12/17/14(1),(2)	EUR	700,000	807,592
Barclays Bank PLC,
4.500%, due 03/04/19(1)	190,000		271,682
4.750%, due 03/15/20(1),(2)	500,000		493,257
5.750%, due 09/14/26	GBP	80,000	135,557
Lloyds TSB Bank PLC,
5.875%, due 06/20/14	400,000		781,223
National Westminster Bank PLC,
6.000%, due 01/21/10	EUR	335,000	539,359
6.500%, due 09/07/21	GBP	110,000	204,319
Travelers Insurance Co. Institutional Funding Ltd.,
5.750%, due 12/06/11	100,000		193,548
			3,426,537
Total international corporate bonds
(cost $17,088,025)			18,361,031

International asset-backed security—0.12%
United Kingdom—0.12%
Whinstone Capital Management Ltd.,
Series 1A, Class B2,
5.188%, due 10/25/44(1)
(cost $133,742)	EUR	110,526	139,595

International collateralized debt obligations—2.18%
Cayman Islands—0.87%
Black Diamond CLO Ltd.,
Series 05-2X, Class IN,
due 01/07/18(4),(6)	$100,000		67,120
Series 06-1A, Class D,
4.656%, due 04/29/19(1),(3),(4)	250,000		175,775
Cratos CLO Ltd.,
Series 07-1A, Class D,
5.470%, due 05/19/21(1),(3),(4)	250,000		157,188
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 18A, Class C,
4.868%, due 03/13/47(1),(3),(4)	250,000		25
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
6.025%, due 04/07/17(1),(3),(4)	300,000		197,820
Greywolf CLO Ltd.,
Series 07-1A, Class D,
4.570%, due 02/18/21(1),(3),(4)	250,000		115,100
Gulf Stream - Sextant CLO Ltd.,
Series 06-1A, Class D,
4.670%, due 08/21/20(1),(3),(4)	180,000		135,054
Series 07-1A, Class SUB,
due 06/17/21(3),(4),(6)	100,000		65,000
Stanfield Veyron CLO Ltd.,
Series 06-1A, Class D,
5.858%, due 07/15/18(1),(3),(4)	200,000		149,940
			1,063,022
Ireland—0.42%
Mercator CLO PLC,
Series 07-IIIA, Class B1,
6.676%, due 10/15/24(1),(3),(4)	EUR	250,000	294,200
Valleriite CDO,
Series 07-1A, Class A1EU,
5.368%, due 12/29/17(1),(3),(4)	160,000		214,735
			508,935
Luxembourg—0.24%
GSC European CDO SA,
Series I-RA, Class D,
6.056%, due 12/15/22(1),(3),(4)	EUR	250,000	295,621

Netherlands—0.65%
Cadogan Square CLO BV,
Series 2A, Class B,
4.696%, due 08/12/22(1),(3),(4)	EUR	150,000	191,013
Highlander Euro CDO,
Series 06-2NA, Class D,
6.324%, due 12/14/22(1),(3),(4)	250,000		234,207
Queen Street CLO,
Series 07-1A, Class F,
due 08/15/24(3),(4),(6)	100,000		95,483
Series 06-1A, Class C1,
5.293%, due 04/15/23(1),(3),(4)	250,000		266,142
			786,845
Total international collateralized debt obligations
(cost $3,693,141)			2,654,423

International mortgage & agency debt security—0.20%
United Kingdom—0.20%
Granite Master Issuer PLC,
Series 05-4, Class C4,
4.908%, due 12/20/54(1)
(cost $217,334)	EUR	180,000	244,523

Foreign government bonds—41.73%
Canada—1.00%
Government of Canada,
6.000%, due 06/01/08	CAD	1,240,000	1,215,767

France—2.99%
Government of France,
1.800%, due 07/25/40	EUR	10,329	14,898
5.500%, due 04/25/29	2,055,000		3,617,202
			3,632,100
Germany—3.76%
Bundesschatzanweisungen,
3.750%, due 12/12/08	EUR	2,900,000	4,573,476

Italy—3.63%
Buoni Poliennali Del Tesoro,
5.250%, due 11/01/29	EUR	650,000	1,076,779
Republic of Italy,
5.000%, due 08/01/39	2,100,000		3,337,024
			4,413,803
Japan—16.20%
Government of Japan CPI Linked Bond,
0.500%, due 12/10/14	JPY	864,000,000	8,419,840
1.200%, due 06/10/17	498,423,000		5,000,731
Government of Japan,
0.500%, due 12/20/09	245,000,000		2,454,645
1.900%, due 06/20/25	383,000,000		3,828,901
			19,704,117
Netherlands—2.70%
Government of Netherlands,
5.000%, due 07/15/11	EUR	2,000,000	3,282,316

Spain—1.96%
Government of Spain,
6.000%, due 01/31/29	EUR	1,300,000	2,384,100

Sweden—6.00%
Government of Sweden,
5.000%, due 01/28/09	SEK	28,070,000	4,754,352
5.250%, due 03/15/11	14,500,000		2,537,686
			7,292,038
United Kingdom—3.49%
UK Gilts,
4.750%, due 09/07/15	GBP	1,150,000	2,373,322
5.000%, due 03/07/12	500,000		1,032,236
5.000%, due 03/07/25	400,000		833,633
			4,239,191
Total foreign government bonds
(cost $46,121,545)			50,736,908

Sovereign/supranational bonds—4.35%
European Investment Bank,
5.750%, due 09/15/09	AUD	880,000	786,603
6.000%, due 12/07/28	GBP	150,000	341,374
6.125%, due 05/21/10	AUD	3,000,000	2,682,208
6.250%, due 04/15/14	GBP	690,000	1,481,604
Total sovereign/supranational bonds
(cost $4,856,089)			5,291,789
Total international bonds
(cost $72,109,876)			77,428,269
Total bonds
(cost $97,194,432)			99,152,952

Investment company—8.40%
UBS U.S. Securitized Mortgage Relationship Fund(8)
(cost $12,230,128)	981,620		10,211,299

Short-term investment—6.18%
Other—6.18%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 3.06%(8),(9)
(cost $7,512,241)	7,512,241		7,512,241

Total investments—96.12%
(cost $116,936,801)			116,876,492
Cash and other assets, less liabilities—3.88%			4,722,515
Net assets—100.00%			$121,599,007

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $116,936,801; and net unrealized depreciation consisted of:

Gross unrealized appreciation			$7,142,261
Gross unrealized depreciation			(7,202,570)
Net unrealized depreciation			$(60,309)

(1)	Floating rate security — The interest rates shown are the current rates as of March 31, 2008.
(2)	Perpetual bond security. The maturity date reflects the next call date.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $11,887,716 or 9.77% of net assets.

(4)	Security is illiquid. These securities amounted to $3,993,836 or 3.28% of net assets.
(5)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(6)	This security is the equity tranche of a collateralized debt obligation. The Fund receives periodic payments, which may vary, from the issuers of this security.
(7)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of this security amounted to $0 or 0.00% of net assets.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at March 31, 2008.

CBO	Collateralized bond obligations
CDO	Collateralized debt obligations
CLO	Collateralized loan obligations
CPI	Consumer price index
IO	Interest only security - This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High repayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
SEK	Swedish Krona

Restricted securities

						03/31/08
			Acquisition cost		03/31/08	Market value as
	Acquisition	Acquisition	as a percentage		Market	a percentage of
Securities	dates	cost	of net assets		value	net assets
Ares CLO Funds,
Series 06-5RA, Class D,
4.993%, due 02/24/18	02/16/06	$139,300	0.11%		$88,480	0.07%
Black Diamond CLO Ltd.,
Series 06-1A, Class D,
6.656%, due 04/29/19	12/22/06	250,000	0.21		175,775	0.14
Brentwood CLO Ltd.,
Series 06-1A, Class C,
4.839%, due 02/01/22	12/07/06	249,100	0.20		156,000	0.13
Cadogan Square CLO BV,
Series 06-2A, Class B,
4.696%, due 08/12/22	09/19/07	190,763	0.16		191,013	0.16
Commercial Industrial Finance Corp.,
Series 07-1A, Class A3L,
3.846%, due 05/10/21	01/26/07	200,000	0.16		130,780	0.11
Cratos CLO Ltd.,
Series 07-1A, Class D,
5.470%, due 05/19/21	04/30/07	250,000	0.21		157,188	0.13
Credit-Based Asset Servicing and Securitization CBO Ltd.,
Series 18A, Class C,
4.868%, due 03/13/47	03/06/07	250,000	0.21		25	0.00	(1)
Duke Funding Ltd.,
Series 06-11A, Class B1E,
6.609%, due 08/08/46	09/19/06	165,146	0.14		27,781	0.02
6.609%, due 08/08/46	05/08/07	1,569	0.00	(1)	0	0.00
6.609%, due 08/08/46	09/19/07	0	0.00		0	0.00
Galena CDO Ltd.,
Series II-AIRL, Class A1U,
6.025%, due 04/07/17	03/08/07	300,000	0.25		197,820	0.16
Global Leveraged Capital Credit Opportunity Fund,
Series 06-1A, Class C,
4.894%, due 12/20/18	11/28/06	245,500	0.20		180,700	0.15
Greywolf CLO Ltd.,
Series 07-1A, Class D,
4.570%, due 02/18/21	12/08/06	250,000	0.21		115,100	0.09
GSC European CDO SA,
Series I-RA, Class D,
6.056%, due 12/15/22	12/01/06	333,413	0.27		295,621	0.25
Gulf Stream - Sextant CLO Ltd.,
Series 06-1A, Class D,
4.670%, due 08/21/20	07/26/06	180,000	0.15		135,054	0.11
Series 07-1A, Class SUB,
due 06/17/21	05/17/07	100,000	0.08		65,000	0.05
Halcyon Loan Investors CLO Ltd.,
Series 06-1A, Class C,
4.520%, due 11/20/20	09/27/06	250,000	0.21		161,175	0.13
Hewett’s Island CDO Ltd.,
Series 07-6A, Class D,
5.240%, due 06/09/19	05/09/07	247,467	0.20		166,614	0.14
Highland Credit Opportunities CDO Ltd.,
Series 06-1A, Class C,
4.089%, due 11/01/13	09/28/06	250,000	0.21		163,075	0.13
Highlander Euro CDO,
Series 06-2NA, Class D,
6.324%, due 12/14/22	11/28/06	329,938	0.27		234,208	0.19
Longport Funding Ltd.,
Series 07-1A, Class D,
10.627%, due 04/12/51	05/31/07	214,250	0.17		0	0.00
Mercator CLO PLC,
Series 07-III-A, Class B1,
6.676%, due 10/15/24	09/05/07	289,400	0.24		294,200	0.25
Queen Street CLO,
Series 06-1A, Class C1,
5.293%, due 04/15/23	12/21/06	323,782	0.26		266,142	0.22
Series 07-1A, Class F,
due 08/15/24	05/18/07	132,413	0.11		95,483	0.08
Sagittarius CDO Ltd.,
Series 07-1A, Class C,
7.343%, due 12/10/51	02/13/07	250,000	0.21		0	0.00
Stanfield Veyron CLO Ltd.,
Series 06-1A, Class D,
5.858%, due 07/15/18	06/13/06	199,300	0.16		149,940	0.12
Taberna Preferred Funding Ltd.,
Series 06-5A, Class A3,
4.545%, due 08/05/36	05/26/06	195,000	0.16		20,000	0.02

Series 06-7A, Class A3L,
4.545%, due 02/05/37	09/15/06	319,865	0.26	66,000	0.05
Series 06-7A, Class B1L,
6.045%, due 02/05/37	09/15/06	196,000	0.16	10,000	0.01
Tricadia CDO Ltd.,
Series 05-4A, Class B1L,
6.189%, due 12/11/40	12/01/05	90,461	0.07	35,847	0.03
Valleriite CDO,
Series 07-1A, Class A1EU,
5.368%, due 12/29/17	06/12/07	212,968	0.18	214,735	0.18
		$6,605,635	5.43%	$3,793,756	3.12%

(1) Amount represents less than 0.005%.

Forward foreign currency contracts

UBS Global Bond Fund had the following forward foreign currency contracts as of March 31, 2008:

					Unrealized
	Contracts	In exchange		Maturity	appreciation/
	to deliver	for		dates	depreciation
Australian Dollar	6,665,000	USD	6,085,412	04/03/08	$(4,999)
Australian Dollar	4,350,000	USD	3,897,809	10/03/08	25,980
Canadian Dollar	1,175,000	USD	1,224,309	04/03/08	79,606
Canadian Dollar	580,000	USD	566,035	10/03/08	2,999
Swiss Franc	950,561	EUR	590,000	04/03/08	(25,737)
Swiss Franc	1,163,479	SEK	6,680,000	04/03/08	(47,394)
Swiss Franc	7,400,960	USD	7,087,971	04/03/08	(364,435)
Danish Krone	2,490,000	USD	526,706	04/03/08	(437)
Euro	12,310,000	USD	17,965,206	04/03/08	(1,468,550)
Euro	5,580,000	USD	8,709,482	10/03/08	(16,082)
Great Britain Pound	2,235,000	USD	4,379,297	04/03/08	(56,082)
Great Britain Pound	4,072,225	USD	8,336,627	04/03/08	255,255
Great Britain Pound	4,265,000	USD	8,451,498	10/03/08	113,267
Japanese Yen	71,900,000	CAD	595,169	04/03/08	(141,531)
Japanese Yen	117,559,800	CHF	1,205,000	04/03/08	33,929
Japanese Yen	176,297,485	SGD	2,275,000	04/03/08	(115,866)
Japanese Yen	226,542,715	USD	2,276,811	04/03/08	3,965
Japanese Yen	789,600,000	USD	7,379,784	04/03/08	(542,074)
Swedish Krona	31,340,000	USD	4,893,293	04/03/08	(380,896)
Swedish Krona	24,660,000	USD	4,093,510	10/03/08	(11,374)
Singapore Dollar	5,040,000	USD	3,625,592	04/03/08	(36,179)
United States Dollar	6,109,680	AUD	6,665,000	04/03/08	(19,270)
United States Dollar	567,905	CAD	579,831	04/03/08	(3,024)
United States Dollar	7,232,934	CHF	8,310,000	04/03/08	1,134,831
United States Dollar	3,925,304	CHF	3,915,000	10/03/08	12,650
United States Dollar	481,538	DKK	2,490,000	04/03/08	45,604
United States Dollar	521,561	DKK	2,490,000	10/03/08	316
United States Dollar	17,828,782	EUR	11,720,000	04/03/08	673,543
United States Dollar	4,016,380	GBP	2,045,000	04/03/08	41,943
United States Dollar	8,574,319	GBP	4,262,225	04/03/08	(115,890)
United States Dollar	12,471,984	JPY	1,381,900,000	04/03/08	1,392,270
United States Dollar	2,296,209	JPY	226,600,000	10/03/08	(3,091)
United States Dollar	1,703,117	KRW	1,612,000,000	05/20/08	(74,160)
United States Dollar	4,137,237	SEK	24,660,000	04/03/08	12,779
United States Dollar	1,929,466	SGD	2,765,000	04/03/08	79,422
United States Dollar	1,438,045	SGD	1,975,000	10/03/08	4,865
United States Dollar	2,976,476	TWD	93,000,000	05/20/08	118,389
Net unrealized appreciation on forward foreign currency contracts					$604,542

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

Bonds
US bonds
US corporate bonds
Automobiles	0.43%
Beverages	0.87
Capital markets	0.76
Commercial banks	2.44
Commercial services & supplies	0.11
Consumer finance	0.36
Diversified financial services	1.10
Electronic equipment & instruments	0.03
Food & staples retailing	0.61
Food products	0.17
Hotels, restaurants & leisure	0.23
Insurance	0.17
Media	0.18
Office electronics	0.08
Paper & forest products	0.65
Pharmaceuticals	0.72
Thrifts & mortgage finance	0.82
Total US corporate bonds	9.73
Asset-backed securities	0.96
Collateralized debt obligations	0.99
Commercial mortgage-backed securities	0.91
Mortgage & agency debt securities	2.18
Stripped mortgage-backed security	0.73
US government obligations	2.36
Total US bonds	17.86

International bonds
International corporate bonds
Capital markets	0.16
Chemicals	0.86
Commercial banks	5.87
Construction materials	0.75
Containers & packaging	0.10
Diversified financial services	1.39
Diversified telecommunication services	0.80
Electric utilities	0.38
Food & staples retailing	0.89
Multi-utilities	0.24
Oil, gas & consumable fuels	1.09
Paper & forest products	0.21
Thrifts & mortgage finance	1.42
Tobacco	0.94
Total international corporate bonds	15.10
International asset-backed security	0.12

International collateralized debt obligations	2.18
International mortgage & agency debt security	0.20
Foreign government bonds	41.73
Sovereign/supranational bonds	4.35
Total international bonds	63.68

Total bonds	81.54

Investment company
UBS Securitized Mortgage Relationship Fund	8.40
Short-term investment	6.18
Total investments	96.12
Cash and other assets, less liabilities	3.88
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS Global Bond Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS High Yield Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Face
	amount	Value
Bonds—92.47%
US bonds—84.33%
US corporate bonds—84.33%
AAC Group Holding Corp.,
0.000%, due 10/01/12(1)	$1,100,000	$891,000
Abitibi-Consolidated Finance LP,
7.875%, due 08/01/09	1,150,000	966,000
Activant Solutions, Inc.,
9.500%, due 05/01/16	200,000	168,000
AES Corp.,
8.000%, due 10/15/17	1,400,000	1,417,500
8.875%, due 02/15/11	500,000	523,750
Affinion Group, Inc.,
10.125%, due 10/15/13	650,000	645,937
Ahern Rentals, Inc.,
9.250%, due 08/15/13	875,000	693,437
AK Steel Corp.,
7.750%, due 06/15/12	1,600,000	1,614,000
American Rock Salt Co. LLC,
9.500%, due 03/15/14	900,000	922,500
AmeriQual Group LLC and AmeriQual Finance Corp.,
9.500%, due 04/01/12(2)	1,000,000	650,000
ARAMARK Corp.,
6.739%, due 02/01/15(3)	500,000	441,250
ArvinMeritor, Inc.,
8.125%, due 09/15/15	435,000	354,525
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	900,000	915,750
Axcan Intermediate Holdings, Inc.,
9.250%, due 03/01/15(2)	625,000	617,106
Baker & Taylor, Inc.,
11.500%, due 07/01/13(2)	400,000	360,500
Bausch & Lomb, Inc.
9.875%, due 11/01/15(2)	125,000	127,188
Boise Cascade LLC,
7.125%, due 10/15/14	1,020,000	951,150
Brookstone Co., Inc.,
12.000%, due 10/15/12	275,000	253,000
Buckeye Technologies, Inc.,
8.000%, due 10/15/10	910,000	908,862
Cadmus Communications Corp.,
8.375%, due 06/15/14	1,200,000	960,000
Caesars Entertainment, Inc.,
8.125%, due 05/15/11	300,000	252,000
Carriage Services, Inc.,
7.875%, due 01/15/15	465,000	452,213
Cellu Tissue Holdings, Inc.,
9.750%, due 03/15/10	1,050,000	971,250
Century Aluminum Co.,
7.500%, due 08/15/14	725,000	703,250
Cenveo Corp.,
7.875%, due 12/01/13	700,000	567,000
Chesapeake Energy Corp.,
6.625%, due 01/15/16	600,000	588,000
Chukchansi Economic Development Authority,
8.000%, due 11/15/13(2)	550,000	495,000
Cincinnati Bell, Inc.,
8.375%, due 01/15/14	200,000	187,500
Circus & Eldorado Joint Venture/Silver Legacy Capital Corp.,
10.125%, due 03/01/12	500,000	503,750
Citizens Communications Co.,
9.000%, due 08/15/31	1,525,000	1,334,375
CMP Susquehanna Corp.,
9.875%, due 05/15/14	625,000	431,250
Coleman Cable, Inc.,
9.875%, due 10/01/12	450,000	373,500
Community Health Systems, Inc.,
8.875%, due 07/15/15	2,600,000	2,609,750

Comstock Resources, Inc.,
6.875%, due 03/01/12	500,000	480,000
Countrywide Financial Corp.,
3.345%, due 05/05/08(3)	225,000	223,540
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08	2,550,000	2,500,785
CPG International I, Inc.,
11.468%, due 07/01/12(3)	800,000	648,000
CSC Holdings, Inc.,
Series B, 7.625%, due 04/01/11	500,000	494,375
Da-Lite Screen Co., Inc.,
9.500%, due 05/15/11	650,000	591,500
Dayton Superior Corp.,
13.000%, due 06/15/09	1,350,000	1,174,500
Deluxe Corp.,
5.000%, due 12/15/12	1,615,000	1,366,694
7.375%, due 06/01/15	150,000	139,875
Dole Food Co., Inc.,
8.875%, due 03/15/11	1,025,000	830,250
Dycom Industries, Inc.,
8.125%, due 10/15/15	350,000	329,000
Echostar DBS Corp.,
6.625%, due 10/01/14	2,650,000	2,411,500
Esterline Technologies Corp.,
6.625%, due 03/01/17	900,000	900,000
Ford Motor Credit Co. LLC,
7.375%, due 10/28/09	2,650,000	2,414,502
Freeport-McMoRan Copper & Gold, Inc.,
8.375%, due 04/01/17	800,000	849,000
Freescale Semiconductor, Inc.,
8.875%, due 12/15/14	1,075,000	841,187
10.125%, due 12/15/16	325,000	219,375
General Motors Corp.,
7.200%, due 01/15/11	1,600,000	1,336,000
Glatfelter,
7.125%, due 05/01/16	25,000	24,563
GMAC LLC,
7.250%, due 03/02/11	1,295,000	1,019,638
8.000%, due 11/01/31	500,000	358,346
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	750,000	761,250
Harland Clarke Holdings Corp.,
7.815%, due 05/15/15(3)	1,500,000	930,000
9.500%, due 05/15/15	1,025,000	753,375
Harrahs Operating Co., Inc.,
10.750%, due 02/01/16(2)	750,000	631,875
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co.,
8.500%, due 04/01/15(2)	550,000	566,500
HCA, Inc.,
9.125%, due 11/15/14	250,000	257,500
9.250%, due 11/15/16	250,000	259,375
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16(2)	625,000	625,000
Hercules, Inc.,
6.500%, due 06/30/29	375,000	300,000
Inergy LP/ Inergy Finance Corp.,
8.250%, due 03/01/16	875,000	894,687
Ingles Markets, Inc.,
8.875%, due 12/01/11	1,175,000	1,186,750
Interface, Inc.,
10.375%, due 02/01/10	900,000	940,500
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	1,350,000	1,012,500
Jefferson Smurfit Corp.,
8.250%, due 10/01/12	500,000	450,625
Kansas City Southern Railway,
7.500%, due 06/15/09	750,000	761,250
Key Energy Services, Inc.,
8.375%, due 12/01/14(2)	440,000	438,900
Landry’s Restaurants, Inc.,
9.500%, due 12/15/14	900,000	877,500
Lehman Brothers Holdings, Inc.,
6.500%, due 07/19/17	850,000	807,199

LIN Television Corp.,
6.500%, due 05/15/13	1,775,000	1,646,312
Mediacom LLC/Mediacom Capital Corp.,
9.500%, due 01/15/13	1,265,000	1,163,800
Mirant Americas Generation LLC,
8.300%, due 05/01/11	250,000	255,000
9.125%, due 05/01/31	500,000	453,750
Mirant North America LLC,
7.375%, due 12/31/13	463,000	467,630
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14	1,775,000	1,593,062
MTR Gaming Group, Inc.,
9.000%, due 06/01/12	425,000	369,750
9.750%, due 04/01/10	750,000	723,750
Neenah Foundary Co.,
9.500%, due 01/01/17	500,000	345,000
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14	675,000	581,344
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc.,
0.000%, due 04/01/13(1)	500,000	485,625
Nextel Communications,
7.375%, due 08/01/15	1,350,000	1,039,500
NGPL PipeCo. LLC,
7.119%, due 12/15/17(2)	300,000	310,332
NRG Energy, Inc.,
7.375%, due 02/01/16	400,000	392,000
7.375%, due 01/15/17	650,000	632,125
Owens-Illinois, Inc.,
7.500%, due 05/15/10	700,000	715,750
Pantry, Inc.,
7.750%, due 02/15/14	975,000	858,000
Pokagon Gaming Authority,
10.375%, due 06/15/14(2)	653,000	688,915
Prestige Brands, Inc.,
9.250%, due 04/15/12	750,000	723,750
Psychiatric Solutions, Inc.,
7.750%, due 07/15/15	750,000	746,250
Qwest Communications International, Inc.,
7.250%, due 02/15/11	1,050,000	1,008,000
Qwest Corp.,
8.875%, due 03/15/12	350,000	357,000
R.H. Donnelley Corp.,
Series A-3, 8.875%, due 01/15/16	1,000,000	632,500
Realogy Corp.,
10.500%, due 04/15/14(2)	400,000	269,000
12.375%, due 04/15/15(2)	250,000	111,250
Reliant Energy, Inc.,
6.750%, due 12/15/14	2,165,000	2,202,887
Residential Capital LLC,
3.490%, due 06/09/08(3)	3,690,000	2,915,100
Reynolds American, Inc.,
7.250%, due 06/01/13	550,000	582,539
Riddell Bell Holdings, Inc.,
8.375%, due 10/01/12	750,000	609,375
River Rock Entertainment Authority,
9.750%, due 11/01/11	650,000	646,750
San Pasqual Casino,
8.000%, due 09/15/13(2)	750,000	699,375
Sanmina-SCI Corp.,
5.550%, due 06/15/14(2),(3)	975,000	877,500
8.125%, due 03/01/16	750,000	663,750
Sheridan Group, Inc.,
10.250%, due 08/15/11	975,000	859,219
Smurfit-Stone Container Enterprises, Inc.,
8.000%, due 03/15/17	435,000	365,400
Southwestern Energy Co.,
7.500%, due 02/01/18(2)	200,000	207,000
SPX Corp.,
7.625%, due 12/15/14(2)	500,000	515,000
Stanadyne Corp.,
Series 1, 10.000%, due 08/15/14	625,000	568,750
Terra Capital, Inc.,
Series B, 7.000%, due 02/01/17	500,000	493,125

Texas Competitive Electric Holdings Co. LLC,
10.250%, due 11/01/15(2)	1,375,000	1,369,844
Tropicana Entertainment LLC/Tropicana Finance Corp.,
9.625%, due 12/15/14	300,000	155,625
Tube City IMS Corp.,
9.750%, due 02/01/15	525,000	462,000
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(2)	600,000	582,000
Unisys Corp.,
8.000%, due 10/15/12	2,025,000	1,741,500
United Rentals North America, Inc.,
6.500%, due 02/15/12	970,000	877,850
7.750%, due 11/15/13	1,975,000	1,609,625
UnitedHealth Group, Inc.,
6.000%, due 02/15/18	560,000	548,530
Universal Hospital Services, Inc.,
8.288%, due 06/01/15(3)	130,000	115,700
8.500%, due 06/01/15(4)	130,000	130,000
Univision Communications, Inc.,
7.850%, due 07/15/11	295,000	261,813
9.750%, due 03/15/15(2),(4)	1,900,000	1,149,500
US Concrete, Inc.,
8.375%, due 04/01/14	2,650,000	2,080,250
Verso Paper Holdings LLC and Verso Paper, Inc.,
9.125%, due 08/01/14	300,000	289,500
Vertis, Inc.,
Series B, 10.875%, due 06/15/09	550,000	189,750
Washington Mutual Bank,
3.193%, due 08/25/08(3)	350,000	336,456
4.500%, due 08/25/08	675,000	661,836
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(2),(3),(5)	2,700,000	2,065,500
Whiting Petroleum Corp.,
7.250%, due 05/01/12	1,150,000	1,135,625
Wind Acquisition Finance SA,
10.750%, due 12/01/15(2)	500,000	510,000
Windstream Corp.,
8.625%, due 08/01/16	425,000	417,563
Xerox Capital Trust I,
8.000%, due 02/01/27	1,650,000	1,628,736
Total US bonds
(cost $113,812,473)		102,552,077

International bonds—8.14%
International corporate bonds—8.14%
Bermuda—1.21%
Intelsat Subsidiary Holding Co., Ltd.,
8.625%, due 01/15/15	1,150,000	1,158,625
Petroplus Finance Ltd.,
6.750%, due 05/01/14(2)	175,000	159,687
7.000%, due 05/01/17(2)	175,000	156,188
		1,474,500
Canada—5.06%
Abitibi-Consolidated, Inc.,
6.950%, due 04/01/08	1,525,000	1,524,625
8.550%, due 08/01/10	800,000	460,000
Ainsworth Lumber Co., Ltd.,
7.250%, due 10/01/12	285,000	163,875
Bowater Canada Finance Corp.,
7.950%, due 11/15/11	1,300,000	890,500
Great Canadian Gaming Corp.,
7.250%, due 02/15/15(2)	150,000	142,687
Millar Western Forest Products Ltd.,
7.750%, due 11/15/13	1,000,000	675,000

Quebecor World Capital Corp.,
4.875%, due 11/15/08(6)	1,425,000	584,250
8.750%, due 03/15/16(2),(6)	1,150,000	546,250
Stone Container Finance,
7.375%, due 07/15/14	1,400,000	1,162,000
		6,149,187
Netherlands—1.49%
Clondalkin Acquisition BV,
4.800%, due 12/15/13(2),(3)	780,000	639,600
Ford Capital BV,
9.500%, due 06/01/10	250,000	225,000
Montell Finance Co. BV,
8.100%, due 03/15/27(2)	675,000	448,875
NXP BV/NXP Funding LLC,
7.875%, due 10/15/14	300,000	274,500
Sensata Technologies BV
8.000%, due 05/01/14	250,000	220,000
		1,807,975
United Kingdom—0.38%
Ineos Group Holdings PLC,
8.500%, due 02/15/16(2)	600,000	466,500

Total international corporate bonds (cost $13,104,818)		9,898,162
Total bonds (cost $126,917,291)		112,450,239

	Shares
Equities—0.04%
US equities—0.04%
Aerospace & defense—0.00%
Sabreliner Corp.*(7)	8,400	0

Hotels, restaurants & leisure—0.00%
American Restaurant Group, Inc.*(7)	972	0

Media—0.04%
Knology, Inc.*	3,926	50,842
Total US equities (cost $153,000)		50,842

	Number
	of warrants
Warrants—0.00%
Dayton Superior Corp.,
strike @ $0.01, expires 06/15/09*(2),(7)	225	0
Pathnet, Inc.,
strike @ $0.01, expires 04/15/08*(7)	6,275	0
Pliant Corp.,
strike @ $0.01, expires 06/01/10*(2)	1	0
Total warrants (cost $0)		0

	Shares
Short-term investment—4.66%
Other—4.66%
UBS Supplementary Trust—U.S. Cash Management Prime Fund, 3.06% (8),(9)
(cost $5,666,268)	5,666,268	5,666,268

Total investments—97.17% (cost $132,736,559)		118,167,349
Cash and other assets, less liabilities—2.83%		3,443,299
Net assets—100.00%		$121,610,648

Notes to portfolio of investments
Aggregate cost for federal income tax purposes, which was the same for book purposes, was $132,736,559; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$577,053
Gross unrealized depreciation	(15,146,263)
Net unrealized depreciation	$(14,569,210)

*	Non-income producing security.
(1)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid,

unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, the value of these securities amounted to $16,427,072 or 13.51% of net assets.

(3)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(4)	PIK — Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(5)	Perpetual bond security. The maturity date reflects the next call date.
(6)	Security is in default.
(7)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At March 31, 2008, the value of these securities amounted to $0 or 0.00% of net assets.
(8)	Investment in affiliated mutual fund.
(9)	The rate shown reflects the yield at March 31, 2008.
GMAC	General Motors Acceptance Corp.

Restricted securities

					03/31/08
			Acquisition cost	03/31/08	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Securities	dates	cost	of net assets	value	net assets
Dayton Superior Corp.,
strike @ $0.01, expires 06/15/09	08/17/00	$—	0.00%	$—	0.00%
Pliant Corp.,
strike @ $0.01, expires 06/01/10	10/20/00	—	0.00	—	0.00
		$—	0.00%	$—	0.00%

Industry diversification (unaudited)

As a percentage of net assets as of March 31, 2008

Bonds
US bonds
US corporate bonds
Aerospace/defense	0.74%
Automotive	1.86
Bank & thrifts	2.52
Broadcasting	3.39
Building materials	4.29
Cable	1.36
Capital goods	0.79
Chemicals	1.96
Consumer products	2.32
Containers	1.26
Diversified financial services	8.89
Diversified media	1.18
Energy	5.44
Food & drug retailers	0.98
Food/beverage/tobacco	1.70
Gaming	5.04
Healthcare	4.82
Homebuilder/Real Estate	0.31
Metals/mining	1.62
Non-food & drug retailers	0.91
Paper	3.38
Printing & publishing	5.26
Railroads	0.63
Restaurants	0.72
Services	2.62
Steel	2.40
Technology	5.32
Telecommunications	6.49
Transportation ex air/rail	0.63
Utilities	5.50
Total US bonds	84.33

International bonds
International corporate bonds
Automotive	0.18
Capital goods	0.70
Chemicals	0.75
Commercial Services & Supplies	0.45
Containers	0.96
Energy	0.25
Gaming	0.12
Paper	3.05
Printing & publishing	0.48
Technology	0.22
Telecommunications	0.98
Total international bonds	8.14

Total bonds	92.47

Equities	0.04
Warrants	0.00
Short-term investment	4.66
Total investments	97.17
Cash and other assets, less liabilities	2.83
Net assets	100.00%

UBS U.S. Bond Fund—Portfolio of investments

March 31, 2008 (unaudited)

	Face
	amount	Value
Bonds—53.76%
US bonds—53.56%
US corporate bonds—3.95%
AvalonBay Communities, Inc.,
7.500%, due 08/01/09	$95,000	$97,730
Bank of America Corp.,
5.420%, due 03/15/17	400,000	396,759
BellSouth Corp.,
6.550%, due 06/15/34	125,000	122,789
Burlington Northern Santa Fe Corp.,
7.082%, due 05/13/29	200,000	212,058
Computer Sciences Corp.,
3.500%, due 04/15/08	165,000	164,961
Countrywide Financial Corp.,
3.345%, due 05/05/08(1),(2)	225,000	223,540
Countrywide Home Loans, Inc.,
3.250%, due 05/21/08(2)	125,000	122,587
ERAC USA Finance Co.,
8.000%, due 01/15/11(3)	200,000	213,360
Ford Motor Credit Co. LLC,
5.800%, due 01/12/09	2,325,000	2,214,995
GMAC LLC,
6.875%, due 09/15/11	510,000	390,336
ICI Wilmington, Inc.,
4.375%, due 12/01/08	220,000	221,139
JPMorgan Chase & Co.,
6.750%, due 02/01/11	225,000	238,906
MetLife, Inc.,
5.000%, due 11/24/13	145,000	151,820
New Cingular Wireless Services, Inc.,
8.750%, due 03/01/31	130,000	157,767
PPL Energy Supply LLC, Series A,
6.400%, due 11/01/11	200,000	205,320
Residential Capital LLC,
3.490%, due 06/09/08(1)	620,000	489,800
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	70,000	73,172
Total US corporate bonds (cost $5,953,773)		5,697,039

Asset-backed securities—2.29%
ACE Securities Corp.,
Series 06-SL2, Class A,
2.769%, due 01/25/36(1)	311,107	92,554
Conseco Finance,
Series 01-D, Class M2,
4.568%, due 11/15/32(1)	465,340	162,869
Countrywide Asset Backed Certificates,
Series 04-SD1, Class A1,
2.939%, due 06/25/33(1),(3)	84,433	72,558
Fieldstone Mortgage Investment Corp.,
Series 06-S1, Class A,
2.819%, due 01/25/37(1),(3)	399,395	111,831
First Franklin Mortgage Loan Asset Backed Certificates,
Series 06-FFB, Class A2,
2.729%, due 12/25/26(1)	729,655	218,896
Ford Credit Floorplan Master Owner Trust,
Series 05-1, Class A,
2.968%, due 05/15/10(1)	650,000	649,961
GSAMP Trust,
Series 06-S1, Class A1,
2.739%, due 11/25/35(1)	219,721	90,547
Series 06-S3, Class A1,
6.085%, due 05/25/36(4)	708,924	177,231
Home Equity Mortgage Trust,
Series 06-6, Class 2A1,
2.699%, due 03/25/37(1)	212,872	74,505

Series 06-3, Class A1,
5.472%, due 09/25/36(1)	348,008	191,405
Series 06-5, Class A1,
5.500%, due 01/25/37(4)	384,609	153,843
Series 06-4, Class A1,
5.671%, due 11/25/36(4)	149,341	67,203
IndyMac Seconds Asset-Backed Trust,
Series 06-A, Class A,
2.729%, due 06/25/36(1)	187,106	72,098
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 07-A, Class A1,
3.699%, due 10/25/27(1)	279,692	115,897
Merrill Lynch Mortgage Investors, Inc.,
Series 06-SL1, Class A,
2.779%, due 09/25/36(1)	95,455	40,568
Nomura Asset Acceptance Corp.,
Series 06-S4, Class A1,
2.769%, due 08/25/36(1)	294,639	159,243
SACO I Trust,
Series 06-5, Class 2A1,
2.749%, due 05/25/36(1),(5)	282,686	100,708
Series 06-3, Class A1,
2.779%, due 04/25/36(1)	169,331	59,266
Structured Asset Securities Corp.,
Series 05-S7, Class A2,
2.899%, due 12/25/35(1),(3)	495,621	418,354
Series 03-AL2, Class A,
3.357%, due 01/25/31(3)	160,045	129,468
Series 06-WF2, Class M7,
3.499%, due 07/25/36(1)	475,000	142,500
Total asset-backed securities (cost $6,330,591)		3,301,505

Collateralized debt obligation—0.09%
Abacus Ltd.,
Series 06-10A, Class H,
4.178%, due 10/30/45(1),(3),(5)
Total Collateralized debt obligations
(cost $257,778)	257,778	136,622

Commercial mortgage-backed securities—10.29%
Banc of America Commercial Mortgage, Inc.,
Series 06-5, Class B,
5.463%, due 09/10/47	375,000	264,266
Series 06-4, Class C,
5.754%, due 07/10/46(1)	375,000	275,558
Series 06-3, Class A4,
5.889%, due 07/10/44(1)	950,000	963,188
Series 02-PB2, Class C,
6.349%, due 06/11/35	745,000	718,391
Bear Stearns Commercial Mortgage Securities Trust,
Series 07-PW17, Class C,
2.300%, due 06/20/35	425,000	293,685
Series 06-PW14, Class B,
5.333%, due 12/11/38(3)	400,000	266,062
Series 07-T28, Class A4,
5.742%, due 09/11/42(1)	950,000	937,677
Series 00-WF2, Class A2,
7.320%, due 10/15/32(1)	200,000	207,585
Citigroup Commercial Mortgage Trust,
Series 07-C6, Class A4,
5.889%, due 12/10/49(1)	1,375,000	1,364,353
Series 06-C4, Class A3,
5.725%, due 03/15/49(1)	1,175,000	1,185,881
Credit Suisse Mortgage Capital Certificates,
Series 06-C2, Class A3,
5.847%, due 03/15/39(1)	975,000	979,609
Series 07-C4, Class C,
6.005%, due 09/15/39(1),(3)	300,000	215,862
Series 06-C3, Class B,
6.021%, due 06/15/38(1)	300,000	230,255
Series 07-C5, Class B,
6.325%, due 09/15/40(1)	1,000,000	753,468
GS Mortgage Securities Corp. II,
Series 06-CC1, Class A,

5.498%, due 03/21/46(1),(3)	488,284	355,964
Series 07-GG10, Class C,
5.993%, due 08/10/45(1)	300,000	199,782
Host Marriott Pool Trust,
Series 99-HMTA, Class A,
6.980%, due 08/03/15(3)	85,801	88,033
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 06-CB17, Class A4,
5.429%, due 12/12/43	650,000	636,830
Series 06-LDP8, Class B,
5.520%, due 05/15/45(1)	300,000	213,620
Series 07-LD12, Class C,
6.261%, due 02/15/51(1)	300,000	209,221
Merrill Lynch Mortgage Trust,
Series 05-LC1, Class A4,
5.291%, due 01/12/44(1)	1,475,000	1,469,097
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 06-3, Class B,
5.525%, due 07/12/46(1)	300,000	226,477
Series 07-9, Class A4,
5.700%, due 09/12/49	950,000	935,391
Series 07-8, Class C,
6.156%, due 08/12/49(1)	300,000	212,672
Morgan Stanley Capital I,
Series 07-IQ13, Class B,
5.517%, due 03/15/44(1),(3)	400,000	268,395
Prudential Mortgage Capital Funding LLC,
Series 01-ROCK, Class A2,
6.605%, due 05/10/34	115,000	118,282
Salomon Brothers Mortgage Securities VII, Inc.,
Series 00-C1, Class A2,
7.520%, due 12/18/09(1)	1,229,970	1,263,718
Total commercial mortgage-backed securities (cost $16,250,863)		14,853,322

Mortgage & agency debt securities—22.40%
American Home Mortgage Investment Trust,
Series 06-3, Class 4A,
2.789%, due 11/25/35(1)	343,128	258,882
Banc of America Funding Corp.,
Series 07-C, Class XB1,
5.729%, due 05/20/36(1)	224,667	177,342
Credit Suisse Mortgage Capital Certificates,
Series 06-2, Class 3A1,
6.500%, due 03/25/36	1,048,343	1,026,742
CS First Boston Mortgage Securities Corp.,
Series 05-9, Class 3A1,
6.000%, due 10/25/35	839,192	671,353
Series 05-11, Class 1A1,
6.500%, due 12/25/35	827,834	703,659
Federal Home Loan Bank,
2.375%, due 04/30/10(2)	1,440,000	1,442,461
4.625%, due 11/19/10	1,920,000	1,946,446
Federal Home Loan Mortgage Corp.,
3.500%, due 05/29/13	680,000	684,507
5.250%, due 10/10/12	780,000	792,459
Federal Home Loan Mortgage Corp. Gold Pools,
# E01345, 5.500%, due 04/01/18	279,752	286,814
# C63008, 6.000%, due 01/01/32	826,177	853,439
# G01038, 6.500%, due 06/01/29	43,842	45,942
# G01717, 6.500%, due 11/01/29	287,997	301,873
# C64678, 6.500%, due 03/01/32	46,894	49,040
# G01449, 7.000%, due 07/01/32	632,518	671,684
Federal Home Loan Mortgage Corp. REMICs,
Series 1595, Class D,
7.000%, due 10/15/13	95,985	100,109
Federal National Mortgage Association,
3.625%, due 02/12/13	675,000	686,660
5.000%, TBA	1,280,000	1,266,801
5.000%, due 10/15/10	775,000	785,811
5.250%, due 08/01/12	1,000,000	1,048,649
5.500%, due 03/15/11(2)	2,770,000	2,980,564
6.000%, due 08/22/16	1,935,000	1,958,450

6.070%, due 05/12/16	800,000	803,056
Federal National Mortgage Association Grantor Trust,
Series 00-T6, Class A1,
7.500%, due 06/25/30	338,164	363,092
Federal National Mortgage Association Pools,
# 735661, 5.500%, due 12/01/17	827,351	849,209
# 255047, 5.500%, due 01/01/24	1,007,838	1,026,491
# 357501, 5.500%, due 02/01/24	919,761	936,088
# 576764, 5.500%, due 09/01/24	236,397	242,569
# 688066, 5.500%, due 03/01/33	445,475	451,423
# 688314, 5.500%, due 03/01/33	520,815	527,457
# 802481, 5.500%, due 11/01/34	823,088	832,980
# 545015, 6.000%, due 06/01/16	644,325	665,065
# 408267, 6.000%, due 03/01/28	52,011	53,747
# 323715, 6.000%, due 05/01/29	54,607	56,430
# 522564, 6.000%, due 07/01/29	191,856	198,314
# 676733, 6.000%, due 01/01/33	391,014	403,009
# 708631, 6.000%, due 06/01/33	64,681	66,596
# 253824, 7.000%, due 03/01/31	13,011	13,850
# 619809, 7.000%, due 11/01/31	83,610	88,943
Federal National Mortgage Association Whole Loan,
Series 04-W12, Class 1A3,
7.000%, due 07/25/44	388,881	426,932
Series 04-W15, Class 1A3,
7.000%, due 08/25/44	406,211	433,429
Series 95-W3, Class A,
9.000%, due 04/25/25	3,176	3,553
First Horizon Asset Securities, Inc.,
Series 04-FL1, Class 1A1,
2.869%, due 02/25/35(1)	54,201	50,159
Government National Mortgage Association,
5.000%, TBA	850,000	851,096
Government National Mortgage Association Pools,
# 2687, 6.000%, due 12/20/28	61,629	63,864
# 2794, 6.000%, due 08/20/29	205,385	212,823
# 780204, 7.000%, due 07/15/25	5,336	5,717
GSR Mortgage Loan Trust,
Series 05-4F, Class 3A1,
6.500%, due 04/25/20	597,425	607,793
IndyMac INDX Mortgage Loan Trust,
Series 05-AR3, Class B1,
5.787%, due 04/25/35(1)	1,160,153	493,065
Morgan Stanley Mortgage Loan Trust,
Series 06-10SL, Class A1,
2.729%, due 08/25/36(1)	200,100	130,065
Series 04-4, Class 2A,
6.380%, due 09/25/34(1)	422,330	402,481
Residential Asset Securitization Trust,
Series 04-IP2, Class B1,
5.393%, due 12/25/34(1)	885,839	442,920
Residential Funding Mortgage Securities I,
Series 06-SA4, Class M2,
6.114%, due 11/25/36(1)	862,040	86,204
Structured Asset Securities Corp.,
Series 06-S4, Class A,
2.769%, due 01/25/37(1)	96,632	56,972
WaMu Mortgage Pass-Through Certificates,
Series 07-HY7, Class 2A2,
5.874%, due 07/25/37(1)	1,812,478	1,740,660
Total mortgage & agency debt securities (cost $33,643,906)		32,325,739

US government obligations—14.54%
US Treasury Bonds,
4.750%, due 02/15/37(2)	2,550,000	2,742,645
8.125%, due 08/15/19(2)	4,185,000	5,829,902
US Treasury Inflation Indexed Bonds (TIPS),
2.375%, due 04/15/11(2)	2,815,890	3,025,322
US Treasury Notes,
3.250%, due 12/31/09(2)	1,585,000	1,628,711
4.625%, due 02/15/17(2)	7,065,000	7,759,906
Total US government obligations (cost $20,699,152)		20,986,486
Total US bonds (cost $83,136,063)		77,300,713

International bonds—0.20%
International corporate bonds—0.20%
Luxembourg—0.08%
Telecom Italia Capital SA,
5.250%, due 11/15/13	120,000	112,127

United Kingdom—0.12%
Abbey National PLC,
7.950%, due 10/26/29	105,000	112,432
Royal Bank of Scotland Group PLC, ADR
9.118%, due 3/31/10(6)	70,000	70,617
		183,049
Total international corporate bonds
(cost $330,057)		295,176
Total bonds
(cost $83,466,120)		77,595,889

	Shares
Investment companies—43.23%
UBS Corporate Bond Relationship Fund(7)	1,276,260	15,446,192
UBS Opportunistic Emerging Markets Debt Relationship Fund(7)	337,846	4,024,355
UBS Opportunistic High Yield Relationship Fund(7)	520,963	6,075,991
UBS U.S. Securitized Mortgage Relationship Fund(7)	3,541,591	36,841,397
Total investment companies (cost $70,264,924)		62,387,935

Short-term investments—3.28%
Other—2.71%
UBS Supplementary Trust—U.S. Cash
Management Prime Fund, 3.06%(7),(8)
(cost $3,910,061)	3,910,061	3,910,061

	Face
	amount
US government obligations—0.57%
US Treasury Bills,
2.68%, due 06/19/08(9),(10)	$830,000	827,817
(cost $825,181)
Total short-term investments (cost $4,735,242)		4,737,878

	Number of
	contracts
Options purchased—0.28%
Call options—0.28%
3 Month Euro Euribor Interest Rate Futures, strike @ EUR 95.75, expires June 2008*(10)	94	14,840
3 Month Euro Euribor Interest Rate Futures, strike @ EUR 96.75, expires September 2009*(10)	128	90,936
3 Month Sterling Interest Rate Futures, strike @ GBP 94.625, expires June 2008*(10)	94	31,482
3 Month Sterling Interest Rate Futures, strike @ GBP 95.00, expires September 2008*(10)	184	99,282
90 Day Euro-Dollar Futures, strike @ USD 97.50, expires June 2008*(10)	232	169,650
Total options purchased (cost $410,251)		406,190

	Shares
Investment of cash collateral from securities loaned—0.47%
UBS Supplementary Trust—U.S. Cash
Management Prime Fund, 3.06%(7),(8)
(cost $675,282)	675,282	675,282

Total investments—101.02% (cost $159,551,819)		145,803,174
Liabilities, in excess of cash and other assets—(1.02)%		(1,474,400)
Net assets—100.00%		$144,328,774

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, which was the same for book purposes, was $159,551,819; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$1,564,815
Gross unrealized depreciation	(15,313,460)
Net unrealized depreciation	$(13,748,645)

*	Non-income producing security.
(1)	Floating rate security — The interest rate shown is the current rate as of March 31, 2008.
(2)	Security, or portion thereof, was on loan at March 31, 2008.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional  buyers. At March 31, 2008, the value of these securities amounted to $2,276,509 or 1.58% of net assets.

(4)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.
(5)	Security is illiquid. At March 31, 2008, the value of these securities amounted to $237,330 or 0.16% of net assets.
(6)	Perpetual bond security. The maturity date reflects the next call date.
(7)	Investment in affiliated mutual fund.
(8)	The rate shown reflects the yield at March 31, 2008.
(9)	The rate shown is the effective yield at the date of purchase.
(10)	Security, or a portion thereof, was delivered to cover margin requirements for futures contracts.

CS	Credit Suisse
GMAC	General Motors Acceptance Corp.
GS	Goldman Sachs
GSAMP	Goldman Sachs Mortgage Securities Corp.
GSR	Goldman Sachs Residential
REMIC	Real Estate Mortgage Investment Conduit
TBA

(To be announced) Security is purchased on a forward commitment basis with an approximate principal amount
(generally +/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement, when the specific mortgage pools are assigned.

TIPS

Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

Currency type abbreviations:

EUR        Euro

GBP        Great Britain Pound

USD        United States Dollar

Restricted security

03/31/08
			Acquisition cost	03/31/08	Market value as
	Acquisition	Acquisition	as a percentage	Market	a percentage of
Security	date	cost	of net assets	value	net assets
Abacus Ltd.,
Series 06-10A, Class H,
4.178%, due 10/30/45	02/23/06	$257,778	0.18%	$136,622	0.09%

Futures contracts

UBS U.S. Bond Fund had the following open futures contracts as of March 31, 2008:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	proceeds	Value	(depreciation)
US Treasury futures buy contracts:
10 Year US Treasury Notes, 48 contracts (USD)	June 2008	$5,667,076	$5,709,750	$42,674

US Treasury futures sell contracts:
2 Year US Treasury Notes, 181 contracts (USD)	June 2008	38,883,885	38,852,781	31,104
5 Year US Treasury Notes, 85 contracts (USD)	June 2008	9,731,038	9,709,922	21,116
10 Year US Treasury Notes, 242 contracts (USD)	June 2008	27,757,622	28,786,656	(1,029,034)

Interest rate futures buy contracts:
90 Day Euro-Dollar, 147 contracts (USD)	April 2008	35,895,703	35,809,200	(86,503)
Euro-Bund, 131 contracts (EUR)	June 2008	23,776,401	23,986,549	210,148

Net unrealized depreciation on futures contracts				$(810,495)

The segregated aggregate market value of investments and cash collateral delivered to cover margin requirements for the open futures positions at March 31, 2008 was $1,444,483.

Currency type abbreviations:

EUR        Euro

USD        United States Dollar

Options written

UBS U.S. Bond Fund had the following open options written as of March 31, 2008:

	Expiration	Premiums
	dates	received	Value
Call options written
3 Month Euro Euribor Interest Rate Futures, 94 contracts, strike @ EUR 95.88	June 2008	40,474	9,275
90 Day Euro-Dollar Interest Rate Futures, 94 contracts, strike @ GBP 94.75	June 2008	$28,052	$23,320
90 Day Euro-Dollar Interest Rate Futures, 147 contracts, strike @ GBP 94.75	September 2008	127,917	89,346
One Year Euro-Dollar Mid-Curve Futures, 155 contracts, strike @ USD 97.50	June 2008	142,832	150,156
Total options written		$339,275	$272,097

Currency type abbreviations:

EUR        Euro

GBP        Great Britain Pound

USD        United States Dollar

Industry diversification (unaudited)(1)

As a percentage of net assets as of March 31, 2008

Bonds
US bonds
US corporate bonds
Chemicals	0.15%
Consumer finance	1.80
Diversified financial services	0.44
Diversified telecommunication services	0.14
Electric utilities	0.14
Insurance	0.11
IT services	0.11
Real estate investment trusts (REITs)	0.07
Road & rail	0.29
Thrift & mortgage finance	0.58
Wireless telecommunication services	0.12
Total US corporate bonds	3.95
Asset-backed securities	2.29
Collateralized debt obligation	0.09
Commercial mortgage-backed securities	10.29
Mortgage & agency debt securities	22.40
US government obligations	14.54
Total US bonds	53.56
International bonds
International corporate bonds
Commercial banks	0.05
Diversified telecommunication services	0.07
Thrift & mortgage finance	0.08
Total international corporate bonds	0.20
Total bonds	53.76
Investment companies
UBS Corporate Bond Relationship Fund	10.70
UBS Opportunistic Emerging Markets Debt Relationship Fund	2.79
UBS Opportunistic High Yield Relationship Fund	4.21
UBS U.S. Securitized Mortgage Relationship Fund	25.53
Total investment companies	43.23
Short-term investments	3.28
Options purchased	0.28
Investment of cash collateral from securities loaned	0.47
Total investments	101.02
Liabilities, in excess of cash and other assets	(1.02)
Net assets	100.00%

(1) Figures represent the industry breakdown of direct investments of the UBS U.S. Bond Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

The UBS Funds (unaudited)

1. Valuation of investments

Each Fund calculates its net asset value based on the current market value for its portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. Securities traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on US and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Certain funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”), the investment manager of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at a fair value determined by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s NAV. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Futures contracts generally are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

2. Swap agreements

The Funds (except for UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Growth Fund and UBS U.S. Small Cap Growth Fund) may engage in swap agreements, including but not limited to interest rate, currency, credit default and equity swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Credit default swap agreements involve commitments to make or receive payments in the event of a default or a credit event of a referenced security. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a credit event does occur, the Fund typically would receive full notional value for a reference obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a credit event. If no credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract. However, if a credit event occurs, the Fund will lose full notional value for a reference obligation that may have little or no value. Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk and credit risk.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation.

The use of swaps involves investment techniques and risks different from those associated with ordinary portfolio security transactions. If UBS Global AM is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Funds will be less favorable than it would have been if this investment technique was never used. Swaps do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

The Funds will accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap agreements on the Statements of assets and liabilities. Once interim payments are settled in cash, the net amount is recorded as realized gain/loss on swap agreements, in addition to realized gain/loss recorded upon the termination of swap agreements on the Statements of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation of swap agreements.

At March 31, 2008, UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Absolute Return Bond Fund and UBS U.S. Bond Fund had outstanding interest rate swap agreements with the following terms:

UBS Dynamic Alpha Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Barclays Bank PLC	GBP	42,300,000	01/19/36	—	(1)	3.0550%		$(12,542,741)
Barclays Bank PLC	GBP	10,600,000	07/03/36	—	(1)	3.1075		(2,903,924)
Citigroup	USD	401,000,000	04/23/08	3.8475	%(2)	4.5625		723,451
Citigroup	USD	623,000,000	04/30/08	3.2512	(2)	3.8725		976,116
Citigroup	USD	1,085,000,000	04/30/08	3.2512	(2)	3.8275		1,576,840
Citigroup	USD	1,092,000,000	05/06/08	3.1450	(2)	3.2575		306,291
Citigroup	USD	1,179,000,000	07/03/08	—	(3)	2.7310		236,753
Citigroup	USD	1,210,000,000	07/03/08	—	(3)	2.6375		(41,025)
Deutsche Bank AG	USD	600,000,000	04/02/08	4.7288	(2)	4.8000		108,044
Deutsche Bank AG	USD	780,000,000	04/09/08	4.5431	(2)	4.6150		141,599
Deutsche Bank AG	USD	768,000,000	04/09/08	4.5431	(2)	4.5700		52,125
Deutsche Bank AG	USD	678,000,000	04/23/08	3.8475	(2)	4.6900		1,441,314
Deutsche Bank AG	USD	623,000,000	04/23/08	3.8475	(2)	4.0750		357,625
Deutsche Bank AG	USD	1,250,000,000	05/06/08	3.1450	(2)	4.2300		3,381,421
Deutsche Bank AG	USD	121,000,000	05/06/08	3.1450	(2)	3.2400		28,659
Deutsche Bank AG	USD	1,250,000,000	05/20/08	3.0700	(2)	3.1150		140,097
Deutsche Bank AG	USD	1,233,000,000	06/12/08	2.9013	(2)	2.9200		58,759
Deutsche Bank AG	EUR	270,300,000	07/23/11	—	(4)	4.8517		6,808,145
Deutsche Bank AG	AUD	908,200,000	08/24/11	—	(5)	6.7500		(3,450,725)
Deutsche Bank AG	USD	114,000,000	12/30/11	5.0150		2.6963	(2)	(9,617,460)
Deutsche Bank AG	USD	67,000,000	09/19/12	5.6325		2.5788	(2)	(6,940,265)
Deutsche Bank AG	EUR	63,300,000	07/23/19	4.9477		—	(4)	(3,295,877)
Deutsche Bank AG	AUD	237,800,000	08/24/19	6.5700		—	(6)	5,271,491
Deutsche Bank AG	GBP	49,000,000	06/27/37	5.2100		5.9750	(7)	(8,265,736)
Deutsche Bank AG	GBP	65,000,000	06/27/37	—	(1)	3.3150		(11,136,576)
Goldman Sachs International	USD	1,233,000,000	06/12/08	2.9013	(2)	2.9230		66,593
Goldman Sachs International	CHF	30,000,000	12/17/17	2.8683	(8)	3.3300		34,500
Goldman Sachs International	JPY	2,400,000,000	02/02/37	2.5230		0.9213	(9)	(1,519,308)
Goldman Sachs International	GBP	14,000,000	03/13/37	—	(1)	3.0675		(3,874,116)
JPMorgan Chase Bank	USD	544,700,000	06/12/11	—	(3)	5.6100		25,288,991
JPMorgan Chase Bank	USD	130,400,000	06/12/19	5.8475		—	(3)	(14,858,277)
Lehman Brothers	USD	20,650,000	07/10/18	3.3500		—	(10)	(208,199)
Lehman Brothers	USD	20,650,000	07/10/18	—	(11)	3.5700%		(892,080)
Lehman Brothers	USD	13,150,000	07/31/28	3.7300		—	(10)	(124,734)
Lehman Brothers	USD	13,150,000	07/31/28	—	(11)	4.2600		(987,696)
Merrill Lynch	USD	755,000,000	04/02/08	4.7288	(2)	4.6650		(121,644)
Merrill Lynch	USD	500,000,000	04/09/08	4.5431	(2)	4.7150		217,064
Merrill Lynch	USD	625,000,000	04/30/08	3.2513	(2)	4.3200		1,684,625
Merrill Lynch	USD	1,139,000,000	05/06/08	3.1450	(2)	3.1925		134,889
Merrill Lynch	USD	1,233,000,000	06/05/08	3.0144	(2)	2.9725		(131,312)
Merrill Lynch	GBP	308,800,000	11/09/11	—	(12)	5.3000		4,364,123
Merrill Lynch	USD	93,500,000	08/31/12	—	(3)	3.3652		644,480
Merrill Lynch	USD	53,600,000	05/15/16	4.1717		—	(3)	(1,131,284)
Merrill Lynch	GBP	74,800,000	11/09/19	5.1000		—	(12)	(1,969,525)
Merrill Lynch	USD	10,600,000	07/10/28	3.8300		—	(10)	(256,899)
Merrill Lynch	USD	10,600,000	07/10/28	—	(11)	4.6500		(399,620)
Royal Bank of Scotland PLC	JPY	1,600,000,000	05/09/35	2.2513		0.9625	(13)	(188,930)
Royal Bank of Scotland PLC	GBP	80,000,000	12/09/35	4.3175		6.3494	(7)	9,918,815
Royal Bank of Scotland PLC	JPY	1,500,000,000	03/02/36	2.4625		1.0050	(13)	(753,785)
Royal Bank of Scotland PLC	JPY	1,100,000,000	07/05/36	2.7800		0.9808	(13)	(1,343,639)
Royal Bank of Scotland PLC	GBP	13,000,000	01/24/37	—	(1)	3.0900		(3,513,718)
								$(26,506,285)

(1)

Zero coupon inflation swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the UK) as published by the Office of National Statistics.

(2)	Rate based on 3 month LIBOR (USD BBA).
(3)	Rate based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(4)	Rate based on 6 month EURIBOR (EUR EURIBOR). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(5)	Rate based on 3 month BBSW. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(6)	Rate based on 6 month BBSW. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(7)	Rate based on 6 month LIBOR (GBP BBA).
(8)	Rate based on 6 month LIBOR (Swiss BBA).
(9)	Rate based on 6 month LIBOR (JPY BBA).
(10)	Rate based SIFMA Municipal Swap Index. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(11)	Rate based MMD Municipal Swap Index. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(12)	Rate based on 6 month LIBOR (GBP BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(13)	Rate based on 6 month LIBOR (JPY BBA).

BBA	British Banking Association
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MMD	Municipal Market Data
SIFMA	Securities Industry and Financial Markets Association

Currency type abbreviations:

AUD	Australian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

UBS Global Allocation Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund	Value
Goldman Sachs International	USD	124,400,000	03/17/10	2.5788	%(1)	2.6212%	$507,252

(1)	Rate based on 3 month LIBOR (USD BBA)

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:

USD	United States Dollar

UBS Absolute Return Bond Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	GBP	3,030,000	03/28/37	5.9756	%(1)	—	(2)	$(69,337)
Goldman Sachs International	GBP	2,260,000	03/28/37	—	(2)	3.1280%		(570,203)
								$(639,540)

(1)	Rate based on 6 month LIBOR (GBP BBA).
(2)

Zero coupon inflation swap. Cash is exchanged at the end of the swap. The dollar amount to be paid/received by the Fund is based on the RPI (Retail Price Index in the UK) as published by the Office of National Statistics.

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:

GBP	Great Britain Pound

UBS U.S. Bond Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Citigroup	USD	28,000,000	04/23/08	3.8475	%(1)	4.5625%		$50,515
Citigroup	USD	47,000,000	04/30/08	3.2513	(1)	3.8725		73,640
Citigroup	USD	74,000,000	04/30/08	3.2513	(1)	3.8275		107,545
Citigroup	USD	73,000,000	05/06/08	3.1450	(1)	3.2575		20,475
Citigroup	USD	76,000,000	07/03/08	—	(2)	2.7310		15,261
Citigroup	USD	75,000,000	07/03/08	—	(2)	2.6375		(2,543)
Deutsche Bank AG	USD	49,000,000	04/02/08	4.7288	(1)	4.8000		8,824
Deutsche Bank AG	USD	49,000,000	04/09/08	4.5431	(1)	4.6150		8,895
Deutsche Bank AG	USD	48,000,000	04/09/08	4.5431	(1)	4.5700		3,258
Deutsche Bank AG	USD	48,000,000	04/23/08	3.8475	(1)	4.6900		10,204
Deutsche Bank AG	USD	47,000,000	04/23/08	3.8475	(1)	4.0750		26,980
Deutsche Bank AG	USD	95,000,000	05/06/08	3.1450	(1)	4.2300		256,988
Deutsche Bank AG	USD	8,000,000	05/06/08	3.1450	(1)	3.2400		1,895
Deutsche Bank AG	USD	85,000,000	05/20/08	3.0700	(1)	3.1150		9,527
Deutsche Bank AG	USD	82,000,000	06/12/08	2.9013	(1)	2.9200		3,908
Deutsche Bank AG	EUR	18,100,000	07/23/11	—	(3)	4.8517		455,891
Deutsche Bank AG	AUD	60,800,000	08/24/11	—	(4)	6.7500		(231,011)
Deutsche Bank AG	EUR	4,200,000	07/23/19	4.9477		—	(3)	(218,684)
Deutsche Bank AG	AUD	15,900,000	08/24/19	6.5700		—	(5)	352,467
Goldman Sachs International	USD	82,000,000	06/12/08	2.9013		2.9225		4,429
Goldman Sachs International	USD	19,600,000	03/17/10	2.5788		2.6212		79,921
JPMorgan Chase Bank	USD	36,500,000	06/12/11	—	(2)	5.6100		1,694,599
JPMorgan Chase Bank	USD	8,700,000	06/12/19	5.8475		—	(2)	(991,311)
Lehman Brothers	USD	1,575,000	07/10/18	3.3500		—	(6)	(15,880)
Lehman Brothers	USD	1,575,000	07/10/18	—	(7)	3.5700%		(68,040)
Lehman Brothers	USD	850,000	07/31/28	3.7300		—	(6)	(8,063)
Lehman Brothers	USD	850,000	07/31/28	—	(7)	4.2600%		(63,844)
Merrill Lynch	USD	47,000,000	04/02/08	4.7288	(1)	4.6650		(7,572)
Merrill Lynch	USD	41,000,000	04/09/08	4.5431	(1)	4.7150		17,799
Merrill Lynch	USD	47,500,000	04/30/08	3.2513	(1)	4.3200		128,031
Merrill Lynch	USD	77,000,000	05/06/08	3.1450	(1)	3.1925		9,119
Merrill Lynch	USD	82,000,000	06/05/08	3.0144	(1)	2.9725		(8,733)
Merrill Lynch	GBP	20,700,000	11/09/11	—	(8)	5.3000		292,543
Merrill Lynch	USD	9,700,000	08/31/12	—	(2)	3.3652		66,860
Merrill Lynch	USD	5,600,000	05/15/16	4.1717		—	(2)	(118,194)
Merrill Lynch	GBP	5,000,000	11/09/19	5.1000		—	(8)	(131,653)
Merrill Lynch	USD	700,000	07/10/28	3.8300		—	(6)	(16,965)
Merrill Lynch	USD	700,000	07/10/28	—	(7)	4.6500%		(26,390)
								$1,790,691

(1)	Rate based on 3 month LIBOR (USD BBA).
(2)	Payments made based on 3 month LIBOR (USD BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(3)	Rate based on 6 month EURIBOR (EUR EURIBOR). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(4)	Rate based on 3 month BBSW. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(5)	Rate based on 6 month BBSW. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(6)	Rate based SIFMA Municipal Swap Index. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(7)	Rate based MMD Municipal Swap Index. This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.
(8)	Rate based on 6 month LIBOR (GBP BBA). This is a forward starting trade and, as such, a floating rate has not yet been assigned as of March 31, 2008.

BBA	British Banking Association
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MMD	Municipal Market Data
SIFMA	Securities Industry and Financial Markets Association

Currency type abbreviations:

AUD	Australian Dollar
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

At March 31, 2008, UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Absolute Return Bond Fund, UBS Global Bond Fund, UBS High Yield Fund and UBS U.S. Bond Fund had outstanding credit default swap agreements with the following terms:

UBS Dynamic Alpha Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Barclays Bank PLC	USD	48,500,000	12/20/11	1.4000	%(1)	—	(2)	$1,316,223
Barclays Bank PLC	USD	62,500,000	12/20/11	1.4000	(1)	—	(2)	1,696,164
Barclays Bank PLC	USD	57,000,000	06/20/12	1.2500	(1)	—	(3)	2,246,803
Deutsche Bank AG	USD	70,000,000	12/20/12	1.7500	(1)	—	(4)	2,032,732
Deutsche Bank AG	USD	30,000,000	12/20/12	2.2500	(1)	—	(5)	2,008,125
Deutsche Bank AG	USD	13,200,000	12/20/12	0.6000	(1)	—	(6)	484,520
Deutsche Bank AG	EUR	70,000,000	06/20/13	—	(7)	1.6500	%(1)	2,511,735
Deutsche Bank AG	USD	2,300,000	06/20/13	8.1000	(1)	—	(8)	616
Deutsche Bank AG	USD	18,000,000	08/25/37	—	(9)	0.0900	(1)	(7,839,379)
Goldman Sachs International	USD	4,350,000	09/20/08	—	(10)	6.0000	(1)	(10,726)
Goldman Sachs International	USD	56,500,000	12/20/11	1.4000	(1)	—	(11)	1,533,332
Goldman Sachs International	USD	216,810,000	06/20/12	—	(12)	2.7500	(1)	(21,059,564)
Goldman Sachs International	USD	131,670,000	12/20/12	—	(13)	3.7500	(1)	(13,895,680)
Goldman Sachs International	USD	30,000,000	12/20/12	2.2500	(1)	—	(14)	2,008,125
Goldman Sachs International	USD	19,800,000	12/20/12	3.7500	(1)	—	(15)	2,089,576
Goldman Sachs International	USD	110,000,000	06/20/13	—	(16)	1.5500	(1)	714,401
Lehman Brothers	USD	3,000,000	03/15/49	—	(17)	0.0700	(1)	(242,421)
Lehman Brothers	USD	3,000,000	02/17/51	—	(18)	0.3500	(1)	(262,508)
Lehman Brothers	USD	3,000,000	10/12/52	—	(19)	0.1000	(1)	(200,505)
Merrill Lynch	USD	6,000,000	12/13/49	—	(20)	0.0800	(1)	(601,048)
								$(25,469,479)

(1)	Payments made are based on the notional amount.
(2)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM.6 Index.

(3)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM.7 Index.

(4)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM.8 Index.

(5)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA.9 Index.

(6)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG.9 Index.

(7)	Payment to the counterparty will be made upon the occurrence of a succession event with respect to the iTraxx Europe Crossover Series 9 Index.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the INEOS Group Holdings PLC. 7.875% bond, due 02/15/16.
(9)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the ABX.HE.AAA.7 Index.
(10)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans, Inc 4.000% bond, due 03/22/11.
(11)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Dow Jones CDX.EM.6 Index.
(12)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY.8 Index.

(13)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY.9 Index.

(14)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones LCDX.NA.9 Index.

(15)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY.9 Index.

(16)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG.10 Index.

(17)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX.NA.AAA.2 Index.

(18)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX.NA.AAA.4 Index.

(19)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX.NA.AAA.1 Index.

(20)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX.NA.AAA.3 Index.

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

Currency type abbreviation:

USD	United States Dollar

UBS Global Allocation Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	4,200,000	07/23/19	—	(1)	0.2700	%(2)	$(778,835)
Deutsche Bank AG	USD	18,100,000	07/23/11	—	(3)	0.0900	(2)	(2,036,061)
Goldman Sachs International	USD	78,300,000	03/17/10	—	(1)	0.2700	(2)	(328,841)
Merrill Lynch	USD	15,900,000	08/24/19	—	(3)	0.0900	(2)	(1,350,115)
Merrill Lynch	USD	19,600,000	03/17/10	—	(1)	0.2700	(2)	(1,341,327)
								$(5,835,179)

(1)

Payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX-NA-AA Series 3 Index.

(2)	Payments made are based on the notional amount.
(3)

Payment from the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX-HE-AAA Series 7 Index.

UBS Absolute Return Bond Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	4,300,000	06/20/08	—	(1)	1.0500	%(2)	$(840,521)
Deutsche Bank AG	USD	1,420,000	06/20/08	—	(3)	0.6500	(2)	(27,177)
Deutsche Bank AG	USD	4,350,000	12/20/11	0.3800	%(2)	—	(4)	33,252
Deutsche Bank AG	USD	10,500,000	06/20/13	1.5500	(2)	—	(5)	(68,193)
Deutsche Bank AG	USD	3,750,000	06/20/13	2.6500	(2)	—	(6)	11,129
Goldman Sachs International	EUR	1,950,000	03/20/12	—	(7)	0.1400	(2)	(96,875)
Goldman Sachs International	USD	3,750,000	12/20/12	1.4500	(2)	—	(8)	81,443
Goldman Sachs International	EUR	5,800,000	06/20/13	2.600	(2)	—	(9)	(274,850)
Goldman Sachs International	USD	6,600,000	06/20/18	—	(10)	0.5390	(2)	17,954
Goldman Sachs International	USD	6,600,000	06/20/18	—	(11)	0.5140	(2)	16,154
Goldman Sachs International	USD	4,550,000	12/13/49	—	(12)	0.0800	(2)	(455,795)
Goldman Sachs International	USD	2,600,000	12/13/49	—	(13)	0.0800	(2)	(260,454)
JPMorgan Chase Bank	USD	10,098,000	06/20/12	2.7500	(2)	—	(14)	980,856
JPMorgan Chase Bank	USD	9,009,000	06/20/12	2.7500	(2)	—	(15)	875,078
JPMorgan Chase Bank	EUR	5,800,000	06/20/13	6.5000	(2)	—	(16)	(346,634)
JPMorgan Chase Bank	USD	480,000	12/13/49	—	(17)	0.0800	(2)	(48,084)
Merrill Lynch	USD	3,800,000	12/20/12	0.9000	(2)	—	(18)	146,482
Merrill Lynch	USD	1,970,000	12/13/49	—	(19)	0.0800	(2)	(197,344)
								$(453,579)

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residental Capital LLC 6.500% bond, due 04/17/13.
(2)	Payments made are based on the notional amount.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the SLM Corp. 5.125% bond, due 08/27/12.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the H.J. Heinz Company 6.000% bond, due 03/15/08.
(5)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG.10 Index.

(6)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.EM.9 Index.

(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Credit Suisse Finance Group 3.125% bond, due 09/14/12.
(8)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the MDC Holdings, Inc 5.500% bond, due 05/19/13.
(9)	Payment from the counterparty will be received upon the occurrence of a succession event with respect to the iTraxx HiVol Series 9 Index.
(10)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Italy 6.875% bond, due 09/27/23.

(11)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Spain 5.500% bond, due 12/20/17.
(12)

Payment to the counterparty will be made upon the occurrence of failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CMBX-NA-AAA Series 3 Index.

(13)

Payment to the counterparty will be made upon the occurrence of failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CMBX-NA-AAA Series 3 Index.

(14)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY.8 Index.

(15)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY.8 Index.

(16)

Payment from the counterparty will be received upon the occurrence of failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the iTraxx Europe Crossover Series 9 Index.

(17)

Payment to the counterparty will be made upon the occurrence of failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CMBX-NA-AAA Series 3 Index.

(18)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the America International Group 4.250% bond, due 05/15/13.
(19)

Payment to the counterparty will be made upon the occurrence of failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the CMBX-NA-AAA Series 3 Index.

Currency type abbreviation:

USD	United States Dollar

UBS Global Bond Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	1,000,000	09/20/08	—	(1)	5.0000	%(2)	$(325,144)
Goldman Sachs International	USD	1,000,000	09/20/08	—	(3)	0.0800	(2)	(110,192)
Goldman Sachs International	USD	1,350,000	09/20/08	—	(3)	0.0800	(2)	(50,087)
Goldman Sachs International	USD	3,500,000	09/20/08	—	(3)	0.0800	(2)	(80,140)
Goldman Sachs International	EUR	750,000	04/05/13	0.4800	(2)	—	(4)	140,186
Goldman Sachs International	EUR	750,000	06/28/13	0.3000	(2)	—	(5)	38,891
Goldman Sachs International	EUR	750,000	04/10/14	0.6900	(2)	—	(6)	53,607
JPMorgan Chase Bank	USD	2,040,000	03/20/18	—	(7)	1.0500	(2)	31,361
JPMorgan Chase Bank	USD	2,260,000	03/20/18	—	(7)	1.0500	(2)	34,939
								$(266,579)

(1)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residental Capital LLC 6.500% bond, due 04/17/13.
(2)	Payments made are based on the notional amount.
(3)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX-NA-AA Series 3 Index.

(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Clariant AG 4.250% bond, due 03/15/08.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Swedish Match AB 4.625% bond, due 06/28/13.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Casino Guichard-Perrachon 6.000% bond, due 02/27/12.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Poland 5.250% bond, due 01/15/14.

Currency type abbreviations:

USD	United States Dollar
EUR	Euro

UBS High Yield Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	650,000	09/20/08	—	(1)	6.0000	%(2)	$(1,603)
Goldman Sachs International	USD	550,000	09/20/08	—	(1)	6.0000	(2)	(1,356)
Goldman Sachs International	USD	1,000,000	09/20/08	—	(3)	5.0000	(2)	(326,111)
Goldman Sachs International	USD	11,880,000	12/20/12	3.7500	%(2)	—	(4)	1,253,745
								$924,675

(1)	Payment to the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Countrywide Home Loans, Inc. 4.000% bond, due 03/22/11.
(2)	Payments made are based on the notional amount.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Residental Capital LLC 6.500% bond, due 04/17/13.
(4)

Payment from the counterparty will be received upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.HY.9 Index.

Currency type abbreviation:

USD	United States Dollar

Currency type abbreviations:

EUR	Euro
USD	United States Dollar

UBS U.S. Bond Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	USD	1,450,000	08/25/37	—	(1)	0.0900	%(2)	$(631,505)
Deutsche Bank AG	USD	650,000	12/13/49	—	(3)	0.2700	(2)	(224,997)
Goldman Sachs International	USD	200,000	12/13/49	—	(3)	0.2700	(2)	(69,230)
JPMorgan Chase Bank	USD	700,000	09/20/08	—	(4)	3.0000	(2)	(6,519)
Merrill Lynch	USD	1,000,000	08/25/37	—	(1)	0.0900	(2)	(435,521)
Merrill Lynch	USD	1,200,000	12/13/49	—	(3)	0.2700	(2)	(415,379)
								$(1,783,151)

(1)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones ABX-HE-AAA Series 7 Index.

(2)	Payments made are based on the notional amount.
(3)

Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CMBX-NA-AA Series 3 Index.

(4)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the KB Home 5.750% bond, due 02/01/14.

At March 31, 2008, UBS Dynamic Alpha Fund, UBS Global Frontier Fund and UBS Absolute Return Bond Fund had outstanding total return swap agreements with the following terms:

UBS Dynamic Alpha Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund	Value
Merrill Lynch	GBP	22,990,000.00	03/31/10	—	(1)	4.5000% (2), (3)	$121,916
Merrill Lynch	GBP	28,390,000.00	03/31/11	—	(1)	1.2500% (2), (3)	128,053
							$249,969

(1)	Property payment to the counterparty is equal to the negative total return of IPD UK Annual Index.
(2)	Fixed payment received is based on the notional amount.
(3)	Property payment from the counterparty is equal to the positive total return of IPD UK Annual Index.
IPD	Institutional Property Databank

Currency type abbreviation:
GBP	Great Britain Pound

UBS Global Frontier Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Goldman Sachs International	USD	51,145,090	09/01/10	5.1900	%(1)	—	(2)	$(51,108)

(1)	Payment made based on 1 month LIBOR (USD BBA) plus 65 basis points.
(2)	Payment is equal to the total return of the UBS Global Securities Relationship Fund.
BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:

USD	United States Dollar

UBS Absolute Return Bond Fund
Counterparty	Notional amount		Termination date	Payments made by the Fund		Payments received by the Fund		Value
Deutsche Bank AG	BRL	2,575,000	05/15/45	$2,226,497	(1)	—	(2)	$2,276,941

(1)	Payment made 05/22/07 to fully fund the swap.
(2)	Rate is equal to the total return of the Federative Republic of Brazil Nota do Tesouro Nacional Serie B 6.000% bond, due 05/15/45.

Currency type abbreviation:

BRL	Brazilian Real

3. Option writing

Certain Funds may write (sell) put and call options on foreign or US securities indices in order to gain exposure to or protect against changes in the markets. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund recognizes a realized capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, the Funds bear the market risk of an unfavorable change in the price of the derivative instrument, security or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

Written option activity for the period ended March 31, 2008 for UBS Dynamic Alpha Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at June 30, 2007	860	$1,084,823
Options written	22,598	28,687,227
Options terminated in closing purchase transactions	(7,334)	(13,418,033)
Options expired prior to exercise	(10,907)	(13,250,346)
Options exercised	—	—
Options outstanding at March 31, 2008	5,217	$3,103,671

Written option activity for the period ended March 31, 2008 for UBS U.S. Bond Fund was as follows:

	Number of contracts	Amount of premiums received
Options outstanding at June 30, 2007	1,620	$282,351
Options written	4,546	845,471
Options terminated in closing purchase transactions	(2,032)	(538,434)
Options expired prior to exercise	(3,644)	(406,082)
Options exercised	—	—
Options outstanding at March 31, 2008	490	$183,306

4. Short sales

UBS U.S. Equity Alpha Fund (“Equity Alpha”) enters into short sales whereby it sells a security it generally does not own, in anticipation of a decline in the security’s price. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized gains or losses on the Statement of operations. If Equity Alpha shorts a security when also holding a long position in the security (a “short against the box”), as the security price declines, the short position increases in value, offsetting the long position’s decrease in value. The opposite effect occurs if the security price rises. Equity Alpha will realize a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Equity Alpha is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are booked as an expense of the Fund. Equity Alpha designates collateral consisting of cash, US government securities or other liquid assets sufficient to collateralize the market value of short positions. Equity Alpha is charged a securities loan fee equal to 0.40% of short market value in connection with short sale transactions.

The UBS Dynamic Alpha Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Mid Cap Growth Equity Fund, UBS U.S. Small Cap Growth Fund, UBS Absolute Return Bond Fund and UBS High Yield Fund may, from time to time, sell securities short. There were no short positions as of March 31, 2008 for any of these funds.

5. Transactions with affiliates

The Funds may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. The Funds pay no management fees to these affiliated investment companies. Investments in affiliated investment companies for the period ended March 31, 2008 were as follows:

UBS Dynamic Alpha Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/08	% of net assets
UBS Emerging Markets Equity Relationship Fund	$266,941,429	$—	$313,826,578	$158,812,639	$(111,927,490)	$—	0.00%
UBS International Equity Relationship Fund	558,286,604	—	560,210,557	127,429,249	(125,505,296)	—	0.00
UBS Opportunistic Emerging Markets Debt Relationship Fund	46,175,197	—	—	—	(122,557)	46,052,640	2.11
UBS Opportunistic High Yield Relationship Fund	39,142,524	—	—	—	(5,152,556)	33,989,968	1.56
UBS Small-Cap Equity Relationship Fund	207,949,963	—	—	—	(47,006,568)	160,943,395	7.37
UBS U.S. Equity Alpha Relationship Fund	355,505,707	—	17,500,000	3,782,041	(53,862,115)	287,925,633	13.18
UBS U.S. Large Cap Equity Relationship Fund	392,865,068	—	59,000,000	6,526,247	(58,953,352)	281,437,963	12.88
UBS U.S. Large Cap Growth Equity Relationship Fund	211,030,048	—	32,500,000	7,322,532	(211,030,048)	182,608,783	8.36
	$2,077,896,540	$—	$983,037,135	$303,872,708	$(613,559,982)	$992,958,382	45.46%

UBS Global Allocation Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/08	% of net assets
UBS Corporate Bond Relationship Fund	$98,125,332	$70,000,000	$13,500,000	$1,247,962	$496,005	$156,369,299	3.54%
UBS Emerging Markets Equity Relationship Fund	240,393,272	—	222,000,000	134,767,901	(105,682,879)	47,478,294	1.07
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	7,524,790	—	—	—	(1,138,830)	6,385,960	0.14
UBS High Yield Relationship Fund	45,363,209	193,000,000	16,000,000	2,281,279	(4,384,356)	220,260,132	4.99
UBS Small-Cap Equity Relationship Fund	145,512,115	—	—	—	(32,892,649)	112,619,466	2.55
UBS U.S. Securitized Mortgage Relationship Fund	355,316,472	124,825,000	158,000,000	(205,789)	(62,969,741)	258,965,942	5.86
	$892,235,190	$387,825,000	$409,500,000	$138,091,353	$(206,572,450)	$802,079,093	18.15%

UBS Global Frontier Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/08	% of net assets
UBS Corporate Bond Relationship Fund	$—	$4,230,000	$200,000	$3,584	$40,310	$4,073,894	3.29%
UBS High Yield Relationship Fund	—	6,400,000	—	—	(52,308)	6,347,692	5.12
UBS International Equity Relationship Fund	—	29,300,000	2,500,000	64,979	(1,530,302)	25,334,677	20.43
UBS U.S. Large Cap Equity Relationship Fund	—	70,600,000	11,500,000	(657,325)	(5,331,594)	53,111,081	42.83
UBS U.S. Large Cap Growth Equity Relationship Fund	—	7,500,000	—	—	(58,316)	7,441,684	6.00
UBS U.S. Securitized Mortgage Relationship Fund	—	15,850,000	1,475,000	(179,936)	(2,404,552)	11,790,512	9.51
	$—	$133,880,000	$15,675,000	$(768,698)	$(9,336,762)	$108,099,540	87.18%

UBS Global Equity Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/08	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	$24,558,782	$—	$500,000	$246,961	$773,279	$25,079,022	7.55%
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	2,472,431	—	—	—	(374,187)	2,098,244	0.63
UBS U.S. Smaller Cap Equity Completion Relationship Fund	2,371,138	—	—	—	(329,296)	2,041,842	0.61
	$29,402,351	$—	$500,000	$246,961	$69,796	$29,219,108	8.79%

UBS International Equity Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/08	% of net assets
UBS Emerging Markets Equity Completion Relationship Fund	$10,546,716	$3,000,000	$1,039,471	$245,166	$342,126	$13,094,537	7.82%
UBS Global ex U.S. Smaller Cap Equity Completion Relationship Fund	2,687,425	—	—	—	(406,725)	2,280,700	1.36
	$13,234,141	$3,000,000	$1,039,471	$245,166	$(64,599)	$15,375,237	9.18%

UBS Absolute Return Bond Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/08	% of net assets
UBS U.S. Securitized Mortgage Relationship Fund	$29,491,317	$—	$7,000,000	$199,052	$(4,593,226)	18,097,143	6.13%

UBS Global Bond Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/08	% of net assets
UBS U.S. Securitized Mortgage Relationship Fund	$13,913,833	$7,000,000	$8,400,000	$394,748	$(2,697,282)	$10,211,299	8.40%

UBS U.S. Bond Fund

Affiliated investment companies	Value 06/30/07	Purchases	Sales proceeds	Net realized gain (loss)	Change in net unrealized appreciation (depreciation)	Value 03/31/08	% of net assets
UBS Corporate Bond Relationship Fund	$3,171,063	$12,300,000	$—	$—	$(24,871)	$15,446,192	10.70%
UBS Opportunistic Emerging Markets Debt Relationship Fund	4,035,065	—	—	—	(10,710)	4,024,355	2.79
UBS Opportunistic High Yield Relationship Fund	12,857,378	—	5,100,000	(334,555)	(1,346,832)	6,075,991	4.21
UBS U.S. Securitized Mortgage Relationship Fund	53,423,874	17,450,000	25,200,000	(138,302)	(8,694,175)	36,841,397	25.53
	$73,487,380	$29,750,000	$30,300,000	$(472,857)	$(10,076,588)	$62,387,935	43.23%

The Funds may invest in shares of the UBS Supplementary Trust—U.S. Cash Management Prime Fund (“Supplementary Trust”). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. Supplementary Trust pays no management fees to the Advisor. Distributions received from Supplementary Trust are reflected as affiliated interest income or as securities lending—net in the Statements of operations. Amounts relating to those investments at March 31, 2008 and the period then ended were as follows:

Fund	Value 06/30/07	Purchases	Sales proceeds	Net income earned	Value 03/31/08	% of net assets
UBS Dynamic Alpha Fund	$—	$90,597,874	$—	$110,472	$90,597,874	4.15%
UBS Global Allocation Fund	157,415,523	844,858,319	866,433,140	1,566,558	135,840,702	3.07
UBS Global Equity Fund	1,330,406	52,471,365	48,436,661	83,747	5,365,110	1.62
UBS International Equity Fund	6,089,234	43,476,739	36,794,935	71,537	12,771,038	7.63
UBS U.S. Large Cap Equity Fund	17,042,612	196,157,720	192,015,046	867,533	21,185,286	2.53
UBS U.S. Large Cap Growth Fund	834,340	35,739,657	36,047,206	42,157	526,791	0.57
UBS U.S. Large Cap Value Equity Fund	1,287,082	30,744,526	30,901,485	52,081	1,130,123	1.08
UBS U.S. Small Cap Growth Fund	14,753,752	143,000,020	91,777,190	618,637	65,976,582	17.93
UBS Global Bond Fund	5,138,362	81,818,594	79,444,715	202,321	7,512,241	6.18
UBS High Yield Fund	3,832,781	55,587,653	53,754,166	191,942	5,666,268	4.66
UBS U.S. Bond Fund	4,566,581	99,557,348	99,538,586	460,652	4,585,343	3.18

The Funds may invest in shares of the UBS U.S. Cash Management Prime Relationship Fund (“Cash Prime”). Cash Prime is offered as a cash management option only to mutual funds and certain other accounts. Distributions received from Cash Prime are reflected as affiliated interest income in the Statements of operations. Amounts relating to those investments at March 31, 2008 were as follows:

Fund	Value 06/30/07	Purchases	Sales proceeds	Interest income	Value 03/31/08	% of net assets
UBS Dynamic Alpha Fund	$65,842,675	$1,575,037,523	$1,556,710,464	$3,487,876	$84,169,734	3.85%
UBS Global Frontier Fund	—	95,686,063	95,686,063	139,622	—	0.00
UBS U.S. Equity Alpha Fund	879,283	60,484,016	58,453,413	49,966	2,909,886	1.86
UBS U.S. Mid Cap Growth Equity Fund	65,133	948,395	957,307	2,441	56,221	1.02
UBS Absolute Return Bond Fund	10,485,682	168,143,099	155,670,063	355,601	22,958,718	7.78

6. Securities lending

Each Fund may lend portfolio securities up to 331/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned.

UBS Dynamic Alpha Fund, UBS Global Allocation Fund, UBS Global Equity Fund, UBS International Equity Fund, UBS U.S. Small Cap Growth Fund and UBS U.S. Bond Fund loaned securities to certain qualified broker-dealers, with the Funds’ custodian acting as the Funds’ lending agent. Cash collateral received is invested in interest bearing securities, which are included in the Portfolios of investments. In addition, the UBS Global Allocation Fund and the UBS U.S. Bond Fund received US Government Agency securities as collateral amounting to $2,313,486 and $3,958,212, respectively, which cannot be resold. The value of loaned securities and related collateral outstanding at March 31, 2008, were as follows:

	Market	Total collateral	Market value of
	value of	received from	investments of cash
Fund	securities loaned	securities loaned	collateral received
UBS Dynamic Alpha Fund	$86,886,527	$90,597,874	$90,597,874
UBS Global Allocation Fund	78,073,902	80,639,221	78,325,735
UBS Global Equity Fund	4,174,327	4,305,476	4,305,476
UBS International Equity Fund	11,215,497	11,684,320	11,684,320
UBS U.S. Small Cap Growth Fund	58,056,612	59,495,609	59,495,609
UBS U.S. Bond Fund	4,546,458	4,633,494	675,282

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated December 31, 2007.

Item 2.   Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)        The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.   Exhibits.

(a)         Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	May 30, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer and Principal Accounting Officer

Date:	May 30, 2008